UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Municipal Income Fund Semi-Annual Report June 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
Illinois	23.7
Florida	11.3
Texas	8.4
Pennsylvania	7.0
New Jersey	5.8

Top Five Sectors as of June 30, 2019

% of fund's net assets
Transportation	25.7
Health Care	25.5
General Obligations	24.6
Education	6.2
Electric Utilities	5.8

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	2.2%
AA,A	70.8%
BBB	19.3%
BB and Below	4.0%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,095
Birmingham Gen. Oblig. Series 2013 A, 5% 3/1/32	2,900	3,214
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$2,999
5% 4/1/26	2,400	2,885
Montgomery Med. Clinic Facilities 5% 3/1/33	4,140	4,642

TOTAL ALABAMA		16,835

Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/26 (FSA Insured)	2,540	2,565
5.25% 10/1/28 (FSA Insured)	8,235	8,315
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.546%, tender 1/1/37 (a)(b)	2,485	2,439
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	1,022
5% 5/1/51	910	1,019
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	19,500	22,373
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,545
5% 7/1/31	3,105	3,778
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	250
5% 7/1/48	295	310
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	740	776
6% 1/1/48 (d)	4,540	4,743
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	9,963
5% 1/1/33	4,965	5,957
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	830	915
Series 2017 A:
5% 7/1/33 (c)	910	1,084
5% 7/1/36 (c)	1,450	1,712
5% 7/1/37 (c)	1,075	1,265
Series 2017 B:
5% 7/1/29	2,070	2,566
5% 7/1/33	2,900	3,517
5% 7/1/36	3,310	3,973
5% 7/1/37	2,070	2,477
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C, 5% 7/1/23	1,655	1,774
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	830	917
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	2,900	3,135
5.25% 12/1/22	1,240	1,376
5.5% 12/1/29	7,370	9,448
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	870	903
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (d)	440	498
6.125% 10/1/52 (d)	440	496
Series 2017 B, 6% 10/1/37 (d)	220	251

TOTAL ARIZONA		102,362

Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Big River Steel Proj.) Series 2019, 4.5% 9/1/49 (c)(d)	23,950	24,860
California - 3.1%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,664
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series B, 2.85%, tender 4/1/25 (a)	6,840	7,270
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	3,540	3,487
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	150	150
Series 2007, 5.625% 5/1/20	100	100
5.25% 4/1/35	7,080	7,831
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	7,450	7,503
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	8,512
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	750	790
5% 7/1/37 (d)	1,525	1,586
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,261
5% 6/1/28	5,110	5,790
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,099
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,504
5% 6/1/24	1,770	2,006
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,361
0% 11/1/30 (FSA Insured)	4,140	3,163
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	156
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/19 (AMBAC Insured)	2,105	2,111
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/25	1,205	1,326
5% 3/1/27	1,655	1,820
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	2,959
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,710
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,544
Series 2011, 0% 8/1/46	950	376
Series B:
0% 8/1/37	6,455	3,905
0% 8/1/39	19,705	11,033
Poway Unified School District Pub. Fing.:
5% 9/1/24	825	942
5% 9/1/26	1,050	1,219
5% 9/1/29	2,185	2,507
5% 9/1/31	985	1,121
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,505
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,145	3,156
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,000
Series 2008 E, 0% 7/1/47 (e)	7,205	5,720
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	3,765	4,579
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	3,815	4,362
5% 6/1/31	4,790	5,455
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	7,303
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	3,975
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,183
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,759
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,374
Series 2013 B, 5.5% 8/1/38	830	975
Washington Township Health Care District Rev.:
Series 2009 A, 5.75% 7/1/24	1,450	1,453
Series 2010 A:
5.25% 7/1/30	910	943
5.5% 7/1/38	3,160	3,273
West Contra Costa Unified School District Series 2012, 5% 8/1/26	1,655	1,839

TOTAL CALIFORNIA		152,675

Colorado - 1.3%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,408
5% 10/1/43	2,600	2,985
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,462
4% 9/1/36	1,075	1,148
5% 9/1/46	6,045	6,853
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) Series B, 0% 7/15/20 (Escrowed to Maturity)	5,795	5,711
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49 (f)	1,600	1,760
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	1,885	2,154
5% 11/15/26 (c)	2,855	3,486
5% 11/15/27 (c)	2,440	3,024
Series 2018 A:
5% 12/1/34 (c)	4,245	5,465
5% 12/1/36 (c)	4,140	4,962
5% 12/1/37 (c)	8,280	9,890
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,240	11,036
Series 2010 C:
5.25% 9/1/25	830	865
5.375% 9/1/26	830	866

TOTAL COLORADO		64,075

Connecticut - 1.3%
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A, 4% 7/1/49 (c)	3,500	3,735
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,645
Series 2015 B, 5% 6/15/32	1,980	2,283
Series 2016 B:
5% 5/15/25	9,080	10,726
5% 5/15/26	5,095	6,130
Series 2018 F:
5% 9/15/23	2,150	2,449
5% 9/15/24	2,690	3,134
5% 9/15/25	2,700	3,213
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	500
5% 7/1/27	290	355
5% 7/1/28	525	642
5% 7/1/29	330	401
Series 2016 K, 4% 7/1/46	7,315	7,625
Series 2019 A:
5% 7/1/39 (d)	3,930	4,229
5% 7/1/49 (d)	285	302
Series K1:
5% 7/1/27	415	496
5% 7/1/29	1,060	1,276
5% 7/1/30	830	991
5% 7/1/33	1,325	1,555
5% 7/1/34	620	724
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (c)	660	667
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (d)	3,785	4,347
5% 4/1/39 (d)	4,865	5,414
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,067

TOTAL CONNECTICUT		63,906

District Of Columbia - 1.2%
District of Columbia Gen. Oblig. Series 2019 A, 5% 10/15/44	12,000	14,632
District of Columbia Rev. Series B, 4.75% 6/1/32	2,235	2,295
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/35 (f)	2,115	2,584
5% 10/1/37 (f)	2,125	2,579
5% 10/1/39 (f)	2,000	2,414
5% 10/1/44 (f)	7,000	8,387
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2017 A:
5% 10/1/28 (c)	5,505	6,781
5% 10/1/29 (c)	6,690	8,194
5% 10/1/31 (c)	1,200	1,452
5% 10/1/32 (c)	1,855	2,236
5% 10/1/33 (c)	910	1,094
5% 10/1/35 (c)	2,070	2,471
5% 10/1/42 (c)	4,140	4,855

TOTAL DISTRICT OF COLUMBIA		59,974

Florida - 11.3%
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	1,655	1,978
5% 7/1/26	1,450	1,715
5% 7/1/28	1,445	1,699
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	800	885
Series 2012 Q1, 5% 10/1/25	4,315	4,822
Series 2017:
5% 10/1/25 (c)	205	244
5% 10/1/26 (c)	830	1,005
5% 10/1/27 (c)	830	1,023
5% 10/1/29 (c)	2,200	2,681
5% 10/1/30 (c)	610	738
5% 10/1/32 (c)	2,900	3,482
5% 10/1/33 (c)	1,080	1,293
5% 10/1/34 (c)	1,055	1,258
5% 10/1/35 (c)	1,240	1,474
5% 10/1/36 (c)	1,655	1,962
5% 10/1/37 (c)	1,865	2,204
5% 10/1/42 (c)	3,520	4,120
5% 10/1/47 (c)	4,965	5,782
Series A:
5% 10/1/23 (c)	1,180	1,340
5% 10/1/28 (c)	2,485	2,928
5% 10/1/30 (c)	2,900	3,387
5% 10/1/31 (c)	2,485	2,889
5% 10/1/32 (c)	2,320	2,686
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	668
Series 2012 A:
5% 7/1/24	1,795	1,977
5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	1,845	2,041
5% 7/1/27	4,715	5,160
Series 2015 A:
5% 7/1/24	1,855	2,171
5% 7/1/27	830	985
Series 2015 B, 5% 7/1/24	2,280	2,668
Series 2016, 5% 7/1/32	1,820	2,157
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	9,550	10,285
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	2,005
5% 7/1/32	10,120	11,806
Series 2016 A, 5% 7/1/33	1,110	1,313
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,985
Series 2015 C:
5% 10/1/30	2,705	3,083
5% 10/1/40	1,655	1,837
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,190
5% 10/1/31	1,975	2,379
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,383
Series 2015 B:
5% 10/1/28	830	985
5% 10/1/30	1,490	1,759
Gainesville Utils. Sys. Rev. Series 2019 A:
5% 10/1/44	7,500	9,191
5% 10/1/47	12,190	14,885
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	830	960
Series 2016:
5% 10/1/20 (c)	165	172
5% 10/1/21 (c)	1,280	1,377
5% 10/1/22 (c)	830	919
5% 10/1/24 (c)	2,485	2,893
5% 10/1/26 (c)	1,405	1,703
5% 10/1/27 (c)	830	1,022
Series 2017 A:
5% 10/1/24 (c)	1,925	2,241
5% 10/1/25 (c)	830	987
5% 10/1/27 (c)	1,655	2,037
5% 10/1/29 (c)	2,485	3,023
5% 10/1/30 (c)	2,665	3,217
5% 10/1/32 (c)	5,590	6,688
5% 10/1/34 (c)	4,965	5,901
5% 10/1/35 (c)	6,565	7,778
5% 10/1/36 (c)	6,210	7,335
5% 10/1/37 (c)	5,175	6,093
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,165	1,267
5% 6/1/24	230	262
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	10,740	10,920
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	25	25
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	920
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	830	951
5% 6/1/28 (FSA Insured)	830	949
5% 6/1/30 (FSA Insured)	1,865	2,116
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,225	5,590
Miami-Dade County Aviation Rev.:
Series 2010, 5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	2,515	2,645
Series 2012 A:
5% 10/1/21 (c)	1,575	1,696
5% 10/1/22 (c)	830	920
5% 10/1/23 (c)	6,375	7,093
5% 10/1/24 (c)	7,490	8,324
5% 10/1/30 (c)	5,810	6,379
5% 10/1/31 (c)	3,310	3,627
Series 2014 A:
5% 10/1/28 (c)	4,140	4,794
5% 10/1/33 (c)	6,940	7,895
5% 10/1/36 (c)	13,125	14,834
Series 2015 A:
5% 10/1/29 (c)	1,310	1,536
5% 10/1/31 (c)	1,100	1,276
5% 10/1/35 (c)	4,555	5,160
Series 2016 A:
5% 10/1/29	1,200	1,457
5% 10/1/31	1,450	1,740
Series 2017 B, 5% 10/1/40 (c)	10,760	12,583
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,105	3,443
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,233
Series 2014 B:
5% 7/1/26	2,070	2,372
5% 7/1/27	1,450	1,657
5% 7/1/28	830	947
Series 2016 A:
5% 7/1/32	3,560	4,210
5% 7/1/33	3,020	3,560
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	5,465	5,838
Series 2015 A:
5% 5/1/26	4,555	5,368
5% 5/1/27 (FSA Insured)	645	762
5% 5/1/28	9,695	11,355
5% 5/1/29	3,375	3,950
Series 2015 B:
5% 5/1/26	7,035	8,290
5% 5/1/27	18,320	21,513
Series 2016 A:
5% 5/1/30	6,225	7,373
5% 5/1/32	8,280	9,728
Series 2016 B, 5% 8/1/26	8,960	10,885
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	1,820	1,977
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	9,975	10,604
Series 2016 A:
5% 10/1/39	2,200	2,544
5% 10/1/44	1,605	1,842
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,280	9,747
Orlando Utils. Commission Util. Sys. Rev. Series 2012 A, 5% 10/1/25	910	1,103
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	995	1,070
5% 10/1/23 (c)	1,095	1,244
5% 10/1/24 (c)	1,140	1,326
5% 10/1/27 (c)	830	999
5% 10/1/29 (c)	860	1,027
5% 10/1/30 (c)	1,530	1,820
5% 10/1/31 (c)	1,075	1,272
5% 10/1/32 (c)	1,655	1,951
5% 10/1/33 (c)	3,555	4,180
5% 10/1/34 (c)	3,730	4,371
5% 10/1/35 (c)	3,930	4,593
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	555	616
5% 12/1/23	1,155	1,318
5% 12/1/24	1,265	1,479
5% 12/1/25	445	516
5% 12/1/31	415	470
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,644
5% 8/1/29	4,965	5,876
5% 8/1/31	13,725	16,140
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,971
5% 10/1/32	5,190	6,127
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A:
6% 4/1/29	1,160	1,163
6.25% 4/1/39	2,730	2,738
Series 2010, 5.25% 10/1/34	2,900	2,974
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,284
5% 8/15/26	2,815	3,444
5% 8/15/27	1,865	2,327
5% 8/15/28	1,240	1,535
5% 8/15/30	2,685	3,281
5% 8/15/31	2,590	3,143
5% 8/15/32	1,930	2,331
5% 8/15/34	5,360	6,424
5% 8/15/35	3,555	4,242
5% 8/15/42	5,465	6,371
5% 8/15/47	8,115	9,427
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,018
Series 2015 A, 5% 12/1/40	1,820	2,023
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	2,108
5% 9/1/25	340	375
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	983
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,850
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,711
5% 8/1/26	280	325

TOTAL FLORIDA		563,201

Georgia - 1.3%
Atlanta Wtr. & Wastewtr. Rev. 5% 11/1/27	830	994
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	1,655	1,659
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	6,290	6,324
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	2,485	2,679
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,658
5% 6/15/52	5,540	6,678
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	2,835	3,149
5% 10/1/23	3,310	3,673
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,918
5% 8/1/39	1,705	1,898
5% 8/1/43	2,275	2,582
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	21,230	23,194
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,585	1,597
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,327
5% 4/1/30	1,655	1,871
5% 4/1/44	3,160	3,473

TOTAL GEORGIA		66,674

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	6,210	7,044
5% 7/1/45 (c)	16,455	18,624
Series 2018 A:
5% 7/1/29 (c)	1,055	1,307
5% 7/1/30 (c)	1,240	1,525
5% 7/1/31 (c)	1,215	1,484
5% 7/1/32 (c)	1,240	1,509
5% 7/1/33 (c)	1,265	1,535
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	1,305	1,433
5.25% 8/1/24 (c)	1,655	1,886
5.25% 8/1/25 (c)	2,070	2,357

TOTAL HAWAII		38,704

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	790	862
Illinois - 23.7%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,459
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,536
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,839
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	2,105
Series 2010 F, 5% 12/1/20	1,070	1,115
Series 2011 A:
5% 12/1/41	4,790	4,945
5.25% 12/1/41	2,965	3,078
5.5% 12/1/39	6,540	6,834
Series 2012 A, 5% 12/1/42	7,630	7,957
Series 2015 C, 5.25% 12/1/39	1,405	1,515
Series 2016 B, 6.5% 12/1/46	660	788
Series 2017 A, 7% 12/1/46 (d)	2,320	2,887
Series 2017 C:
5% 12/1/22	2,175	2,325
5% 12/1/23	1,880	2,044
5% 12/1/24	4,770	5,270
5% 12/1/25	2,725	3,054
5% 12/1/26	800	907
5% 12/1/30	2,105	2,376
Series 2017 D:
5% 12/1/23	2,460	2,674
5% 12/1/24	1,030	1,138
5% 12/1/31	2,485	2,792
Series 2018 A:
5% 12/1/25	830	930
5% 12/1/26	830	941
5% 12/1/28	3,915	4,516
5% 12/1/30	1,655	1,877
5% 12/1/32	950	1,068
5% 12/1/35	830	924
Series 2018 C, 5% 12/1/46	3,250	3,553
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (c)	8,550	9,687
5% 1/1/28 (c)	15,855	17,927
5% 1/1/33 (c)	4,450	4,960
5% 1/1/34 (c)	2,150	2,392
Series 2016 A, 5% 1/1/28 (c)	1,655	1,951
Series 2016 B:
4% 1/1/35	1,305	1,410
5% 1/1/36	1,655	1,916
5% 1/1/37	2,235	2,581
5% 1/1/46	5,865	6,695
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	5,195	5,799
Series 2013 D, 5% 1/1/27	2,650	2,958
Series 2015 A:
5% 1/1/31 (c)	5,000	5,686
5% 1/1/32 (c)	10,100	11,445
Series 2015 C:
5% 1/1/24 (c)	1,190	1,354
5% 1/1/46 (c)	1,985	2,198
Series 2016 B, 5% 1/1/34	5,050	5,865
Series 2016 C:
5% 1/1/33	2,255	2,626
5% 1/1/34	2,610	3,031
Series 2016 G:
5% 1/1/37 (c)	1,655	1,912
5% 1/1/42 (c)	1,655	1,890
5.25% 1/1/29 (c)	290	352
5.25% 1/1/31 (c)	330	396
Series 2017 A, 5% 1/1/31	2,925	3,503
Series 2017 B:
5% 1/1/35	1,740	2,054
5% 1/1/37	7,080	8,308
Series 2017 C:
5% 1/1/30	495	596
5% 1/1/31	495	593
5% 1/1/32	540	644
Series 2017 D:
5% 1/1/28 (c)	2,475	2,969
5% 1/1/29 (c)	2,070	2,470
5% 1/1/32 (c)	2,235	2,623
5% 1/1/34 (c)	3,360	3,918
5% 1/1/35 (c)	2,485	2,889
5% 1/1/36 (c)	3,090	3,579
5% 1/1/37 (c)	1,655	1,912
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	2,185	2,529
5% 7/1/48 (c)	9,030	10,360
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	16,616
Series 2017, 5% 12/1/46	3,395	3,807
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,670	1,819
5% 6/1/23	1,505	1,679
5% 6/1/24	255	291
5% 6/1/25	255	297
5% 6/1/26	205	243
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	1,655	1,808
Series 2012 C, 5% 12/15/21	830	887
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	570	598
5.25% 11/15/33	14,925	15,552
Series 2010 G, 5% 11/15/25	2,815	2,935
Series 2012 C, 5% 11/15/24	9,190	10,090
Series 2016 A:
5% 11/15/26	4,420	5,163
5% 11/15/27	2,320	2,691
5% 11/15/28	3,020	3,479
5% 11/15/29	3,760	4,305
5% 11/15/30	4,140	4,728
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2017, 5% 2/1/25	745	866
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	540	645
5% 8/1/30	760	902
5% 8/1/32	1,015	1,193
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	907
5% 10/1/29	830	996
5% 10/1/30	830	990
5% 10/1/35	1,655	1,941
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	27,511
5% 5/15/43	34,525	40,252
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,025	25,799
5.375% 5/15/30	6,020	6,186
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	1,002
4% 2/15/33	225	249
5% 2/15/25	190	225
5% 2/15/26	2,525	3,057
5% 2/15/29	5,110	6,256
5% 2/15/36	1,160	1,363
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	927
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	471
Series 2009, 5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,545	1,607
Series 2010, 5.25% 5/1/25	5,795	5,976
Series 2012 A:
5% 5/15/20	415	428
5% 5/15/22	1,805	1,978
5% 5/15/23	250	274
Series 2012:
4% 9/1/32	7,265	7,583
5% 9/1/32	1,575	1,720
5% 9/1/38	21,730	23,532
5% 11/15/43	4,315	4,585
Series 2013:
5% 11/15/24	415	459
5% 11/15/27	85	93
5% 11/15/28	2,380	2,601
5% 11/15/29	1,160	1,265
5% 5/15/43	9,775	10,336
Series 2014, 5% 8/1/38	11,050	12,307
Series 2015 A:
5% 11/15/21	495	536
5% 11/15/35	1,985	2,252
5% 11/15/45	2,670	2,965
Series 2015 B, 5% 11/15/27	2,615	3,056
Series 2015 C:
4.125% 8/15/37	735	761
5% 8/15/35	6,175	6,949
5% 8/15/44	30,175	33,468
Series 2016 A:
5% 8/15/22	830	902
5% 8/15/25	1,970	2,278
5% 8/15/26	2,635	3,097
5% 7/1/28	1,020	1,215
5% 2/15/29	4,255	4,998
5% 2/15/30	4,490	5,239
5% 7/1/30	590	695
5% 2/15/31	3,620	4,196
5% 7/1/31	1,040	1,214
5% 2/15/32	3,520	4,059
5% 7/1/33	540	624
5% 7/1/34	4,140	4,767
5% 8/15/34	535	607
5% 8/15/35	420	475
5% 7/1/36	2,140	2,446
5% 8/15/36	1,685	1,903
5.25% 8/15/27	1,865	2,218
5.25% 8/15/28	2,395	2,839
5.25% 8/15/30	1,840	2,162
5.25% 8/15/31	495	578
Series 2016 B:
5% 8/15/31	6,095	7,276
5% 8/15/32	5,000	5,931
5% 8/15/34	6,220	7,329
5% 8/15/36	8,680	10,141
Series 2016 C:
3.75% 2/15/34	1,215	1,283
4% 2/15/36	5,160	5,648
5% 2/15/24	555	642
5% 2/15/30	6,425	7,791
5% 2/15/31	12,595	15,188
5% 2/15/32	3,660	4,388
5% 2/15/34	2,920	3,466
5% 2/15/41	8,845	10,269
Series 2016:
4% 2/15/41	14,780	15,987
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	35
5% 5/15/29	1,040	1,226
5% 12/1/29	1,420	1,663
5% 5/15/30	2,200	2,575
5% 12/1/46	3,865	4,326
Series 2017 A:
5% 1/1/36	1,860	2,130
5% 8/1/42	730	816
Series 2017:
5% 1/1/29	2,775	3,410
5% 7/1/33	5,640	6,797
5% 7/1/34	4,640	5,566
5% 7/1/35	3,900	4,664
Series 2018 A:
4.25% 1/1/44	2,465	2,612
5% 1/1/44	14,900	16,934
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	2,565	2,608
Series 2012 A, 4% 1/1/23	2,090	2,165
Series 2012:
5% 8/1/21	1,985	2,109
5% 3/1/23	4,265	4,557
5% 8/1/23	3,810	4,212
Series 2013:
5% 1/1/22	2,420	2,455
5.5% 7/1/24	830	926
5.5% 7/1/25	4,315	4,792
Series 2014:
5% 2/1/22	880	945
5% 2/1/23	3,665	4,008
5% 2/1/25	3,005	3,311
5% 2/1/26	2,270	2,497
5% 4/1/28	1,895	2,081
5% 5/1/28	1,780	1,957
5.25% 2/1/31	360	395
Series 2016:
5% 2/1/23	1,500	1,640
5% 2/1/24	8,285	9,224
5% 6/1/25	7,295	8,240
5% 11/1/25	2,485	2,825
5% 6/1/26	995	1,136
5% 2/1/27	9,975	11,450
Series 2017 D:
5% 11/1/22	19,770	21,633
5% 11/1/23	20,695	22,997
5% 11/1/24	28,975	32,721
5% 11/1/25	28,795	32,736
5% 11/1/26	8,690	9,977
5% 11/1/27	2,900	3,357
Series 2019 B:
5% 9/1/21	3,990	4,249
5% 9/1/22	3,915	4,267
5% 9/1/23	3,990	4,418
5% 9/1/24	3,990	4,492
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,325	6,326
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	6,715	7,869
5% 2/1/26	8,585	10,156
5% 2/1/31	3,370	3,925
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A:
5% 1/1/37	3,020	3,458
5% 1/1/40	12,915	14,701
Series 2015 B, 5% 1/1/40	7,205	8,278
Series 2016 A:
5% 12/1/31	5,825	6,794
5% 12/1/32	8,525	9,934
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	1,655	1,646
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/21 (AMBAC Insured)	2,560	2,442
0% 12/1/21 (Escrowed to Maturity)	1,575	1,522
6.5% 1/1/20 (AMBAC Insured)	2,600	2,665
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,644
5% 2/1/35	4,140	4,733
5% 2/1/36	7,120	8,120
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,453
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	3,813
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,990	2,934
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	4,759
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	17,611
0% 6/15/44 (FSA Insured)	48,430	19,447
0% 6/15/45 (FSA Insured)	25,250	9,700
0% 6/15/47 (FSA Insured)	3,000	1,056
Series 2012 B, 0% 12/15/51	10,845	2,883
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	980
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,235
Series 1996 A, 0% 6/15/24	2,535	2,247
Series 2002, 5.5% 6/15/20	220	221
Series 2017 B:
5% 12/15/25	830	936
5% 12/15/26	2,755	3,138
5% 12/15/27	295	341
5% 12/15/31	560	633
5% 12/15/34	330	369
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,785	1,770
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	4,942
5% 6/1/28	2,275	2,706
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,625	6,531
Series 1999 A:
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,325	1,306
0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110	3,973
Series 2010 A:
5% 4/1/25	5,070	5,194
5.25% 4/1/30	3,475	3,559
Series 2013:
6% 10/1/42	4,555	5,167
6.25% 10/1/38	4,495	5,158
Series 2018 A, 5% 4/1/30	3,425	4,221
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,336
Series 2012, 0% 11/1/25	985	857
0% 11/1/19 (Escrowed to Maturity)	1,215	1,209
0% 11/1/19 (FSA Insured)	7,790	7,752
Will County Illinois Series 2016:
5% 11/15/31	1,340	1,575
5% 11/15/32	1,020	1,196
5% 11/15/33	1,240	1,449
5% 11/15/34	1,240	1,443

TOTAL ILLINOIS		1,187,180

Indiana - 1.4%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,195	6,054
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/30	3,790	4,091
5% 3/1/41	6,920	7,396
Series 2015 A, 5.25% 2/1/32	5,845	6,978
Series 2016:
4% 9/1/21	330	347
5% 9/1/22	250	277
5% 9/1/23	375	426
5% 9/1/24	560	651
5% 9/1/26	1,075	1,303
5% 9/1/27	540	651
5% 9/1/28	2,535	3,043
5% 9/1/29	1,240	1,479
5% 9/1/30	1,160	1,376
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	330	369
5% 10/1/26	2,105	2,347
Series 2015 A, 5% 10/1/30	3,990	4,615
Series 2011 A, 5.25% 10/1/25	1,450	1,571
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	4,655	5,592
Series 2016:
4% 1/1/32 (c)	830	904
4% 1/1/33 (c)	830	901
4% 1/1/34 (c)	830	898
4% 1/1/35 (c)	2,300	2,480
5% 1/1/26 (c)	875	1,039
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	1,700	1,892
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,244
5% 7/1/35	1,960	2,441
5% 7/1/36	2,130	2,644
5% 7/1/37	1,970	2,437
5% 7/1/38	2,345	2,893
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,610	1,656

TOTAL INDIANA		69,995

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,259
5% 5/15/48	2,670	2,924

TOTAL IOWA		4,183

Kansas - 0.6%
Kansas Dev. Fin. Agcy. Series 2009:
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	230	234
5.75% 11/15/38 (Pre-Refunded to 11/15/19 @ 100)	10,120	10,283
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,540	1,700
5% 9/1/25	3,310	3,650
5% 9/1/26	1,615	1,781
Series 2016 A:
5% 9/1/40	3,740	4,266
5% 9/1/45	5,630	6,407

TOTAL KANSAS		28,321

Kentucky - 0.8%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	540	567
5% 1/1/22	600	654
5% 1/1/23	350	394
5% 1/1/28	1,310	1,574
5% 1/1/31	1,240	1,464
5% 1/1/32	1,240	1,456
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,340	1,459
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	988
5% 5/1/27	2,435	2,934
5% 5/1/29	4,510	5,490
5% 5/1/32	1,185	1,437
5% 5/1/33	915	1,106
5% 5/1/34	1,045	1,258
5% 5/1/35	615	729
5% 5/1/36	520	614
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,815	3,196
5.75% 10/1/38	7,255	8,270
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	615	669
5% 12/1/29	3,645	3,959
5% 12/1/30	600	649
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	2,485	2,642

TOTAL KENTUCKY		41,509

Louisiana - 1.0%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,221
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,456
5% 12/15/25	2,585	3,100
5% 12/15/26	1,045	1,279
5% 12/15/28	1,655	2,001
5% 12/15/29	1,175	1,413
5% 12/15/30	2,320	2,775
Series 2018 E:
5% 7/1/37	1,615	1,941
5% 7/1/38	1,260	1,510
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	1,160	1,337
5% 1/1/29 (c)	4,295	4,918
5% 1/1/30 (c)	5,795	6,609
5% 1/1/31 (c)	2,070	2,351
5% 1/1/40 (c)	6,860	7,634
Series 2017 B:
5% 1/1/27 (c)	330	396
5% 1/1/28 (c)	205	245
5% 1/1/32 (c)	330	386
5% 1/1/33 (c)	580	677
5% 1/1/34 (c)	180	209
5% 1/1/35 (c)	330	383
Series 2017 D2:
5% 1/1/27 (c)	415	498
5% 1/1/28 (c)	595	711
5% 1/1/31 (c)	530	623
5% 1/1/33 (c)	850	992
5% 1/1/34 (c)	1,020	1,186
5% 1/1/36 (c)	775	897
5% 1/1/37 (c)	1,275	1,469

TOTAL LOUISIANA		49,217

Maine - 1.1%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,745	4,006
Series 2013, 5% 7/1/25	1,475	1,624
Series 2016 A:
4% 7/1/41	1,935	1,990
4% 7/1/46	3,180	3,263
5% 7/1/41	8,620	9,518
5% 7/1/46	22,975	25,343
Series 2017 B:
4% 7/1/25	375	420
4% 7/1/31	580	638
4% 7/1/32	415	453
4% 7/1/34	835	906
5% 7/1/26	270	326
5% 7/1/28	420	511
5% 7/1/29	330	399
5% 7/1/33	830	983
5% 7/1/35	630	742
Series 2017 D, 5.75% 7/1/38	135	135
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,018
5% 7/1/36	2,150	2,491
5% 7/1/38	555	640

TOTAL MAINE		55,406

Maryland - 0.7%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	155	155
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	260	260
City of Westminster Series 2016:
5% 11/1/27	2,150	2,485
5% 11/1/28	2,275	2,624
5% 11/1/29	2,410	2,760
5% 11/1/30	2,555	2,905
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,259
5% 6/1/35	1,655	1,965
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	1,505	1,714
5% 3/31/46 (c)	2,485	2,818
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	3,066
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	830	833
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,785	2,904
Series 2015, 5% 7/1/24	625	720
Series 2016 A:
4% 7/1/42	1,430	1,490
5% 7/1/35	575	657
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	4,420	4,830
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	1,455	1,455
3% 11/1/25	1,070	1,074
5% 11/1/30	375	418

TOTAL MARYLAND		36,392

Massachusetts - 1.9%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017:
5% 7/1/25	170	192
5% 7/1/29	590	675
5% 7/1/30	630	717
5% 7/1/31	665	752
5% 7/1/32	830	934
5% 7/1/34	830	930
5% 7/1/37	830	921
5% 7/1/42	745	819
5% 7/1/47	1,160	1,271
(Lawrence Gen. Hosp.) Series 2017:
5% 7/1/19	230	230
5% 7/1/20	370	380
5% 7/1/21	380	400
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,563
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	4,001
5% 7/1/34	3,500	4,259
Series 2017, 4% 7/1/41	8,280	9,086
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36 (Pre-Refunded to 1/1/21 @ 100)	1,310	1,414
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	868
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	985
5% 10/1/28	875	1,036
5% 10/1/29	920	1,084
5% 10/1/31	1,015	1,181
5% 10/1/32	1,065	1,232
Series 2016:
5% 10/1/29	830	1,018
5% 10/1/30	1,240	1,511
5% 7/1/31	1,385	1,616
5% 10/1/31	1,340	1,623
5% 10/1/43	8,995	10,138
Series 2017:
5% 7/1/27	535	617
5% 7/1/34	1,325	1,552
5% 7/1/35	1,000	1,167
Series BB1, 5% 10/1/46	345	402
Massachusetts Edl. Fing. Auth. Rev.:
Series 2017 B, 4.25% 7/1/46 (c)	8,280	8,775
Series 2019 B:
5% 7/1/27 (c)	1,000	1,210
5% 7/1/28 (c)	1,915	2,348
Massachusetts Gen. Oblig.:
Series 2016 B, 5% 7/1/31	2,005	2,418
Series 2017 A, 5% 4/1/36	1,750	2,103
Series 2017 D, 5% 2/1/33	4,460	5,397
Series 2017 F, 5% 11/1/46	2,485	2,953
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	890	894
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,084
5% 7/1/34	895	1,069
5% 7/1/38	1,300	1,536
Series 2016 B, 5% 7/1/43 (c)	7,110	8,185
Series 2017 A, 5% 7/1/25 (c)	1,500	1,784

TOTAL MASSACHUSETTS		95,330

Michigan - 2.1%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,122
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,117
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	3,310	3,630
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,422
5% 7/1/48	8,725	10,387
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,325
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,485	2,672
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I, 5% 4/15/30	4,140	4,904
Series 2016 I, 5% 4/15/24	245	285
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	3,068
(Trinity Health Proj.) Series 2017:
5% 12/1/35	1,585	1,908
5% 12/1/42	2,140	2,521
Series 2012 A:
5% 6/1/20 (Escrowed to Maturity)	1,695	1,749
5% 6/1/21 (Escrowed to Maturity)	290	309
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,900	3,200
Series 2012, 5% 11/15/42	8,595	9,280
Series 2015 MI, 5% 12/1/24	3,680	4,355
Series 2016, 5% 11/15/41	1,560	1,803
Series 2019 A, 5% 11/15/48	2,105	2,502
Series MI, 5.5% 12/1/27	3,930	4,766
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,240	1,512
Series 2012 A, 5% 6/1/26	1,655	1,815
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,834
5% 11/1/31	2,090	2,488
5% 11/1/36	205	241
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	5,790	6,887
Series 2015 G, 5% 12/1/28 (c)	4,555	5,399
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,385
4% 12/1/34 (FSA Insured)	1,020	1,145
4% 12/1/35 (FSA Insured)	995	1,113
4% 12/1/36 (FSA Insured)	1,035	1,154
5% 12/1/31	310	380
5% 12/1/32	315	384
5% 12/1/34	580	705
5% 12/1/35	540	654
5% 12/1/37	355	426
Series 2017 B:
5% 12/1/29 (c)	495	603
5% 12/1/30 (c)	580	702
5% 12/1/31 (c)	660	795
5% 12/1/32 (c)	420	506
5% 12/1/32 (c)	540	649
5% 12/1/34 (c)	495	593
5% 12/1/35 (c)	540	644
5% 12/1/37 (c)	705	836
5% 12/1/42 (c)	830	974
Series 2018 D, 5% 12/1/29 (c)	3,645	4,550

TOTAL MICHIGAN		103,699

Minnesota - 0.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,923
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,738
Series 2017:
4% 5/1/21	415	433
5% 5/1/25	660	776
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	738
5% 10/1/45	1,370	1,573
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,111
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44 (Pre-Refunded to 11/15/25 @ 100)	1,255	1,516

TOTAL MINNESOTA		15,808

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	674
5% 3/1/31	620	714
5% 3/1/36	1,240	1,402
Kansas City Spl. Oblig.:
5% 9/1/26	980	986
5% 9/1/27	405	407
5% 9/1/28	830	835
5% 9/1/29	830	835
5% 9/1/30	1,150	1,156
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	380	395
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	830	881
3.25% 2/1/28	830	886
4% 2/1/40	660	697
5% 2/1/29	1,025	1,207
5% 2/1/31	2,150	2,509
5% 2/1/33	2,375	2,750
5% 2/1/36	2,235	2,561
Missouri Health & Edl. Facilities Rev. Series 2019 A:
4% 10/1/48	2,850	3,093
5% 10/1/46	5,575	6,688
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50 (f)	940	1,031
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,982
5% 7/1/34	1,750	2,174
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,102
Series 2018 A:
5% 9/1/38	1,395	1,555
5.125% 9/1/48	2,460	2,739
5.125% 9/1/49	2,665	2,966

TOTAL MISSOURI		43,225

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50 (f)	460	510
Nebraska - 0.4%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	926
5% 7/1/36	570	680
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)	2,665	2,869
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,389
5% 1/1/40	935	1,082
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	620	691
5% 12/15/23 (c)	620	709
5% 12/15/25 (c)	330	393
5% 12/15/26 (c)	1,190	1,446
5% 12/15/27 (c)	830	1,003
5% 12/15/30 (c)	1,240	1,476
5% 12/15/31 (c)	650	770
5% 12/15/33 (c)	660	778
5% 12/15/35 (c)	1,655	1,943
5% 12/15/36 (c)	420	492
Series 2017 C, 5% 12/15/21 (c)	340	368

TOTAL NEBRASKA		18,015

Nevada - 0.3%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B:
5% 7/1/20 (c)	1,625	1,679
5% 7/1/22 (c)	1,865	2,055
5% 7/1/23 (c)	3,310	3,744
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	4,485	4,798
Series 2016 B, 5% 6/1/36	3,750	4,427

TOTAL NEVADA		16,703

New Hampshire - 1.7%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,902
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	415	512
5% 8/1/29	705	864
5% 8/1/30	830	1,011
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	4,105
Series 2017:
5% 7/1/30	2,125	2,648
5% 7/1/31	4,750	5,885
5% 7/1/32	3,185	3,919
5% 7/1/33	2,900	3,548
5% 7/1/34	4,415	5,373
5% 7/1/35	4,635	5,614
5% 7/1/36	4,870	5,872
5% 7/1/37	4,290	5,148
Series 2017 B, 4.125% 7/1/24 (d)	1,750	1,752
Series 2017 C, 3.5% 7/1/22 (d)	550	551
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	310	324
Series 2012:
4% 7/1/32	2,295	2,384
5% 7/1/24	830	910
5% 7/1/25	980	1,073
5% 7/1/27	415	453
Series 2016:
3% 10/1/20	465	472
4% 10/1/38	2,010	2,141
5% 10/1/22	885	977
5% 10/1/24	1,755	2,035
5% 10/1/25	1,740	2,060
5% 10/1/29	5,525	6,541
5% 10/1/31	4,315	5,048
5% 10/1/33	3,355	3,903
5% 10/1/38	6,185	7,080
New Hampshire Tpk. Sys. Rev. Series 2012 B, 5% 2/1/24	1,470	1,600

TOTAL NEW HAMPSHIRE		86,705

New Jersey - 5.8%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,030
5% 7/1/30 (FSA Insured)	2,105	2,507
5% 7/1/32 (FSA Insured)	1,035	1,220
5% 7/1/33 (FSA Insured)	1,075	1,263
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	12,572
Series 2017 B, 5% 11/1/23	14,900	16,787
Series 2013 NN:
5% 3/1/26	4,125	4,511
5% 3/1/27	51,700	56,419
5% 3/1/29	2,055	2,234
Series 2013:
5% 3/1/24	14,900	16,446
5% 3/1/25	1,820	1,997
Series 2015 XX, 5.25% 6/15/27	14,075	16,194
Series 2016 AAA:
5.5% 6/15/31	1,655	1,948
5.5% 6/15/32	4,140	4,859
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017:
5% 10/1/21 (c)	1,240	1,320
5% 10/1/22 (c)	780	850
5% 10/1/23 (c)	1,240	1,378
5% 10/1/37 (c)	4,590	5,116
5% 10/1/47 (c)	7,450	8,235
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	2,028
5% 7/1/32	1,985	2,307
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	415	428
5% 7/1/21	275	292
5% 7/1/22	275	301
5% 7/1/23	970	1,087
5% 7/1/24	1,600	1,831
5% 7/1/25	1,660	1,935
5% 7/1/26	915	1,085
5% 7/1/26	275	326
5% 7/1/27	420	496
5% 7/1/27	620	755
5% 7/1/28	300	364
5% 7/1/29	580	680
5% 7/1/29	415	487
5% 7/1/30	690	803
5% 7/1/30	830	998
Series 2016:
4% 7/1/48	2,400	2,512
5% 7/1/41	2,865	3,220
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,000	1,104
5% 12/1/23 (c)	1,675	1,893
5% 12/1/26 (c)	830	992
Series 2017 1B, 5% 12/1/21 (c)	1,060	1,141
Series 2018 B:
5% 12/1/25 (c)	3,495	4,111
5% 12/1/26 (c)	1,035	1,237
Series 2018 C, 4% 12/1/48 (c)	1,835	1,921
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	14,400	16,242
5.25% 6/15/43	29,900	34,443
Series 2001 A, 6% 6/15/35	3,230	3,458
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	330	367
Series 2010 A, 0% 12/15/27	9,485	7,395
Series 2014 AA, 5% 6/15/24	8,280	9,423
Series 2016 A:
5% 6/15/27	2,250	2,667
5% 6/15/28	9,150	10,780
5% 6/15/29	1,865	2,182
Series 2016 A-2, 5% 6/15/23	4,455	4,999
Series 2018 A, 5% 12/15/33	5,205	6,075

TOTAL NEW JERSEY		289,251

New York - 3.6%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,153
4% 7/1/34	1,035	1,147
Series 2017:
4% 12/1/20 (d)	800	823
4% 12/1/21 (d)	900	943
5% 12/1/22 (d)	1,400	1,537
5% 12/1/23 (d)	1,200	1,349
5% 12/1/24 (d)	1,100	1,264
5% 12/1/25 (d)	1,200	1,407
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,445	5,807
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	10,760	11,727
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	28,932
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2012 E, 5% 8/1/24	4,140	4,526
Series 2015 C, 5% 8/1/27	580	687
Series 2016 C and D, 5% 8/1/28	2,175	2,631
Series 2016 E, 5% 8/1/28	3,645	4,463
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	3,910	3,940
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 EE, 5.25% 6/15/30	5,960	6,617
Series 2013 2, 5% 6/15/47	1,750	1,945
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,732
Series 2015 S2, 5% 7/15/35	1,465	1,715
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	4,635	5,125
New York Dorm. Auth. Revs. Series 2010 A, 5% 7/1/26	3,310	3,424
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,782
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	25,250	28,082
Series 2012 F, 5% 11/15/24	10,265	11,443
Series 2014 B, 5% 11/15/44	8,280	9,197
Series 2015 A1, 5% 11/15/45	6,170	7,008
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	3,560	3,919
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,317
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,455
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	957
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	930	1,016
4% 3/1/24 (FSA Insured)	1,140	1,271
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,880

TOTAL NEW YORK		182,226

North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,885
5% 6/1/46	2,120	2,582
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,568
5% 7/1/33	1,040	1,273
5% 7/1/37	2,910	3,515
Series 2017 B:
5% 7/1/20 (c)	165	171
5% 7/1/21 (c)	175	187
5% 7/1/22 (c)	125	138
5% 7/1/23 (c)	135	153
5% 7/1/24 (c)	155	180
5% 7/1/25 (c)	85	101
5% 7/1/26 (c)	85	103
5% 7/1/27 (c)	160	198
5% 7/1/28 (c)	135	166
5% 7/1/29 (c)	195	238
5% 7/1/30 (c)	210	255
5% 7/1/31 (c)	395	477
5% 7/1/32 (c)	420	505
5% 7/1/33 (c)	440	528
5% 7/1/34 (c)	460	550
5% 7/1/35 (c)	315	375
5% 7/1/36 (c)	255	303
5% 7/1/37 (c)	300	355
5% 7/1/42 (c)	975	1,144
Series 2017 C, 4% 7/1/32	1,190	1,359
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	4,490	4,760
5% 11/1/30 (FSA Insured)	1,055	1,057
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	1,070	1,160
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,805	8,041
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	790	792

TOTAL NORTH CAROLINA		37,119

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,430	4,518
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	1,905	1,958

TOTAL NORTH DAKOTA		6,476

Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,397
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,936
5% 8/1/26	1,645	1,990
5% 8/1/27	2,060	2,533
5% 8/1/28	2,060	2,556
5% 8/1/29	4,130	5,087
5% 8/1/30	3,520	4,299
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	3,030	3,321
American Muni. Pwr., Inc. Rev.:
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	11,675	13,338
Series 2012 B:
5% 2/15/42	1,615	1,734
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	460	503
Columbus City School District 5% 12/1/29	1,740	2,112
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,665
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,283
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,395
5% 12/1/26	555	632
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,160	1,337
5% 8/15/30	1,245	1,426
5.75% 8/15/38	135	135
6% 8/15/43	660	662
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	9,350	10,880
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,966
5% 2/15/44	4,415	4,707
5% 2/15/48	11,260	11,982
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50 (f)	670	751
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	1,050
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/29	1,815	2,130
5% 2/15/34	370	424
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,358
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	620	655
5% 12/1/42	825	862

TOTAL OHIO		108,106

Oklahoma - 0.3%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	2,305	2,812
5% 9/1/28	1,210	1,464
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,245
5% 10/1/29	1,160	1,371
5% 10/1/36	830	968
5% 10/1/39	1,655	1,927
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	452
5% 8/15/23	215	239
5% 8/15/33	910	1,079
5% 8/15/38	2,650	3,089
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,070	1,235

TOTAL OKLAHOMA		15,881

Oregon - 0.0%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	660	662
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	830	848
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	645	687

TOTAL OREGON		2,197

Pennsylvania - 7.0%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,065	6,096
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,020
5% 7/15/29	1,290	1,603
5% 7/15/32	830	1,009
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,565	2,897
Series 2018 A, 5% 11/15/23	1,075	1,220
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	290	309
5% 6/1/23	415	467
5% 6/1/28	885	1,061
5% 6/1/29	970	1,157
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,705
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,313
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,243
4% 7/15/35	2,135	2,297
4% 7/15/37	4,140	4,409
5% 7/15/25	330	389
5% 7/15/26	1,035	1,242
5% 7/15/27	1,745	2,122
5% 7/15/28	1,285	1,571
5% 7/15/29	1,385	1,686
5% 7/15/30	1,815	2,192
5% 7/15/31	1,240	1,487
5% 7/15/32	1,305	1,557
5% 7/15/34	1,405	1,665
5% 7/15/36	4,150	4,887
5% 7/15/38	4,990	5,796
5% 7/15/43	5,795	6,690
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,504
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,145	4,148
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	986
5% 7/1/27	830	991
5% 7/1/28	830	988
5% 7/1/34	3,045	3,540
5% 7/1/36	1,655	1,914
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,655	1,825
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,400	3,751
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,157
5% 10/1/22	1,140	1,232
5% 10/1/23	325	358
5% 10/1/24	965	1,084
5% 10/1/25	865	971
5% 10/1/27	415	464
Series 2016 A:
5% 10/1/28	1,255	1,436
5% 10/1/29	2,150	2,447
5% 10/1/31	3,790	4,262
5% 10/1/36	6,790	7,528
5% 10/1/40	3,320	3,651
Series 2019, 4% 9/1/49	6,560	6,959
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	615	710
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	10,545	11,077
Series 2016 A, 5% 8/15/46	24,835	28,291
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,320
Series 2017:
5% 5/1/35	1,025	1,211
5% 5/1/37	1,295	1,519
5% 5/1/41	5,860	6,799
Series 2016:
5% 5/1/28	415	493
5% 5/1/32	1,040	1,212
5% 5/1/33	1,405	1,632
Series 2018 A, 5% 2/15/48	1,575	1,894
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	992
5% 7/1/26	830	1,014
5% 7/1/27	660	820
Series 2017 B:
5% 7/1/22 (c)	1,820	1,996
5% 7/1/22	240	265
5% 7/1/23 (c)	1,240	1,396
5% 7/1/23	415	471
5% 7/1/25 (c)	2,900	3,419
5% 7/1/26 (c)	2,485	2,987
5% 7/1/27 (c)	2,070	2,530
5% 7/1/28 (c)	2,485	3,020
5% 7/1/29 (c)	1,865	2,252
5% 7/1/32 (c)	2,485	2,950
5% 7/1/33 (c)	1,865	2,208
5% 7/1/34 (c)	3,310	3,904
5% 7/1/37 (c)	3,725	4,353
5% 7/1/42 (c)	11,175	12,925
5% 7/1/47 (c)	15,730	18,108
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,305	2,390
Philadelphia School District:
Series 2016 D:
5% 9/1/25	7,275	8,603
5% 9/1/26	7,600	9,107
5% 9/1/27	8,020	9,564
5% 9/1/28	6,705	7,969
Series 2016 F:
5% 9/1/28	11,600	13,787
5% 9/1/29	7,540	8,916
Series 2018 A:
5% 9/1/36	1,575	1,864
5% 9/1/37	910	1,074
5% 9/1/38	1,450	1,706
Series 2018 B, 5% 9/1/43	2,115	2,468
Series F:
5% 9/1/30	5,625	6,616
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	25
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	5,094
5% 10/1/36	6,210	7,524
5% 10/1/48	6,000	7,125
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (FSA Insured) (f)	2,315	2,806
Series 2019 A, 5% 9/1/44 (FSA Insured) (f)	775	931
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,235
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,246
5% 8/1/48	5,335	6,055

TOTAL PENNSYLVANIA		348,159

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	742
5% 9/1/36	5,810	6,488
Series 2016, 5% 5/15/39	5,215	5,888
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,680	1,837
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	2,935	3,045

TOTAL RHODE ISLAND		18,000

South Carolina - 3.7%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,537
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,675
5% 12/1/26	1,160	1,360
5% 12/1/28	4,690	5,480
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50 (f)	2,525	2,787
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	2,400	2,687
Series 2013, 5% 11/1/27 (Pre-Refunded to 11/1/22 @ 100)	7,535	8,436
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (c)	4,315	4,881
Series 2015, 5.25% 7/1/55 (c)	5,280	5,987
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	37,345
Series 2014 A:
5% 12/1/49	11,210	12,398
5.5% 12/1/54	12,985	14,633
Series 2014 C, 5% 12/1/46	3,895	4,355
Series 2015 A, 5% 12/1/50	5,180	5,826
Series 2015 C, 5% 12/1/22	6,985	7,771
Series 2015 E, 5.25% 12/1/55	6,195	7,099
Series 2016 A:
5% 12/1/29	2,485	2,960
5% 12/1/38	250	289
Series 2016 B:
5% 12/1/31	910	1,085
5% 12/1/41	12,515	14,520
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	16,309
4% 4/15/48	10,815	11,315
5% 4/15/48	10,595	12,092

TOTAL SOUTH CAROLINA		184,827

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	647
Series 2017:
5% 7/1/26	250	303
5% 7/1/28	250	306
5% 7/1/29	470	572

TOTAL SOUTH DAKOTA		1,828

Tennessee - 0.2%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	917
5% 7/1/24	1,225	1,381
5% 7/1/25	1,225	1,379
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (c)	4,820	5,030
5.75% 7/1/24 (c)	3,310	3,451

TOTAL TENNESSEE		12,158

Texas - 8.4%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	105	105
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,565	2,679
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	830	968
5% 11/15/27 (c)	1,035	1,205
5% 11/15/28 (c)	1,240	1,439
5% 11/15/39 (c)	9,440	10,673
5% 11/15/44 (c)	23,065	25,990
Series 2017 B:
5% 11/15/28 (c)	830	1,006
5% 11/15/30 (c)	1,275	1,525
5% 11/15/32 (c)	1,005	1,192
5% 11/15/35 (c)	1,035	1,216
5% 11/15/37 (c)	1,165	1,362
5% 11/15/41 (c)	4,725	5,478
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,301
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,255
5% 1/1/30	1,365	1,585
5% 1/1/31	395	456
5% 1/1/32	830	954
5% 1/1/45	5,795	6,499
Series 2016:
5% 1/1/40	830	944
5% 1/1/46	565	638
Coppell Independent School District 0% 8/15/20	1,655	1,629
Corpus Christi Util. Sys. Rev. 5% 7/15/24	1,865	2,052
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	2,365	2,656
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,540
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 D, 5% 11/1/42 (c)	2,295	2,434
Series 2012 H, 5% 11/1/42 (c)	3,095	3,282
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	5,445	6,705
5% 2/15/30	1,350	1,653
Dallas Independent School District Series 2016 A, 4% 2/15/29	1,190	1,330
DeSoto Independent School District 0% 8/15/20	2,760	2,714
Grand Parkway Trans. Corp.:
Series 2013 B:
5% 4/1/53	1,250	1,365
5.25% 10/1/51	49,755	55,764
5.5% 4/1/53	5,330	5,978
Series 2018 A:
5% 10/1/38	2,655	3,196
5% 10/1/43	830	988
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	4,510	4,935
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,324
Harris County Gen. Oblig. Series 2002:
0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	830	762
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,230
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,436
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (c)	2,485	2,656
5% 7/1/24 (c)	1,035	1,105
5% 7/1/25 (c)	1,240	1,321
Series 2012 A:
5% 7/1/21 (c)	3,135	3,344
5% 7/1/23 (c)	495	545
Series 2018 A, 5% 7/1/41 (c)	1,000	1,182
Series 2018 C:
5% 7/1/29 (c)	1,655	2,043
5% 7/1/30 (c)	1,765	2,164
5% 7/1/31 (c)	1,240	1,511
5% 7/1/32 (c)	1,450	1,761
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,852
5% 3/1/30	4,140	5,037
5% 3/1/31	3,835	4,643
5% 3/1/32	1,635	1,972
Houston Independent School District Series 2017, 5% 2/15/35	2,815	3,381
Houston Util. Sys. Rev. Series 2018 D, 5% 11/15/43	2,445	2,956
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	461
5% 10/15/30	1,570	1,832
5% 10/15/32	830	955
5% 10/15/36	545	618
5% 10/15/37	930	1,051
5% 10/15/38	1,325	1,494
5% 10/15/44	1,310	1,466
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	830	985
5% 11/1/27 (c)	1,780	2,105
5% 11/1/28 (c)	2,755	3,246
5% 11/1/29 (c)	1,655	1,940
5% 11/1/32 (c)	3,055	3,539
Series 2017:
5% 11/1/22 (c)	620	688
5% 11/1/23 (c)	910	1,036
5% 11/1/24 (c)	830	968
5% 11/1/25 (c)	830	989
5% 11/1/26 (c)	830	1,008
5% 11/1/27 (c)	830	1,003
5% 11/1/28 (c)	1,450	1,744
5% 11/1/29 (c)	1,035	1,238
5% 11/1/30 (c)	830	986
5% 11/1/31 (c)	1,840	2,176
5% 11/1/32 (c)	2,135	2,516
5% 11/1/33 (c)	830	975
5% 11/1/34 (c)	830	972
5% 11/1/36 (c)	830	967
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,147
5% 5/15/30	4,140	4,844
Midway Independent School District Series 2000, 0% 8/15/19	2,980	2,975
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	777
5% 8/15/29	1,655	2,037
5% 8/15/47	1,890	2,211
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	699
5% 4/1/30	2,825	3,268
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	984
5% 1/1/33	975	1,167
5% 1/1/34	1,240	1,479
5% 1/1/34	2,485	3,272
5% 1/1/35	1,820	2,162
5% 1/1/36	4,965	5,877
5% 1/1/37	6,625	7,814
5% 1/1/38	2,690	2,965
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	827
5% 1/1/30	350	413
5% 1/1/31	495	582
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	6,870	8,389
Series 2009, 6.25% 1/1/39	1,860	1,866
Series 2014 A, 5% 1/1/25	4,965	5,704
Series 2015 A, 5% 1/1/32	2,775	3,206
Series 2015 B, 5% 1/1/40	8,280	9,105
Series 2016 A, 5% 1/1/36	1,035	1,208
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT), 5.25% 7/1/20 (FSA Insured) (c)	2,660	2,669
Series 2007 (AMT-SUB LIEN), 5.25% 7/1/20 (FSA Insured) (c)	2,295	2,303
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	1,805	2,214
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,319
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	466
5% 10/1/30	580	715
5% 10/1/31	520	637
5% 10/1/39	1,030	1,230
5% 10/1/40	830	989
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,480	1,489
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,965	1,976
5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,020	1,026
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	3,310	3,656
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,509
5% 2/15/25	710	841
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,605	4,608
Texas Gen. Oblig. Series 2017 B, 5% 10/1/36	3,190	3,868
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	12,420	14,420
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,342
5% 3/15/31	2,690	3,271
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/38	1,850	2,282
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	6,053
5% 2/15/33	3,310	3,907
5% 2/15/34	4,140	4,873
5% 2/15/35	4,140	4,859
5% 2/15/36	2,485	2,909
Univ. of North Texas Univ. Rev.:
Series 2017 A, 5% 4/15/32	1,740	2,100
Series 2018 A, 5% 4/15/44	830	989
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,054
Weatherford Independent School District 0% 2/15/33	5,785	4,091

TOTAL TEXAS		422,517

Utah - 1.9%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	1,655	1,818
5% 7/1/24 (c)	1,450	1,676
5% 7/1/25 (c)	1,655	1,954
5% 7/1/27 (c)	3,500	4,292
5% 7/1/29 (c)	3,090	3,748
5% 7/1/30 (c)	2,275	2,741
5% 7/1/31 (c)	4,345	5,206
5% 7/1/32 (c)	4,760	5,681
5% 7/1/33 (c)	3,310	3,939
5% 7/1/34 (c)	7,830	9,286
5% 7/1/35 (c)	3,310	3,913
5% 7/1/36 (c)	4,470	5,269
5% 7/1/37 (c)	3,520	4,136
5% 7/1/42 (c)	20,290	23,610
Series 2018 A:
5% 7/1/31 (c)	2,000	2,437
5% 7/1/32 (c)	4,310	5,230
5% 7/1/33 (c)	1,420	1,718
5.25% 7/1/48 (c)	5,655	6,775
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	2,635	2,917

TOTAL UTAH		96,346

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	4,259
5% 10/15/46	4,720	5,252
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (c)	1,430	1,735

TOTAL VERMONT		11,246

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,464
5% 6/15/30	1,035	1,183
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	550
Series 2016:
4% 6/15/37	595	629
5% 6/15/27	1,240	1,492
5% 6/15/30	540	641
5% 6/15/33	350	410
5% 6/15/34	665	776
5% 6/15/35	1,820	2,117
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	957
5% 1/1/40	1,865	2,137
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	898
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	4,965	5,281
5% 1/1/40 (c)	995	1,053
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,429
5% 1/1/34	1,240	1,433
5% 1/1/35	1,240	1,430
5% 1/1/44	830	939

TOTAL VIRGINIA		28,819

Washington - 1.5%
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,670
Port of Seattle Rev. Series 2016 B:
5% 10/1/28 (c)	2,900	3,454
5% 10/1/30 (c)	1,655	1,946
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	1,110	1,182
5% 6/1/22 (c)	830	910
5% 6/1/24 (c)	1,290	1,454
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	4,635	5,213
5% 12/1/27	3,415	3,830
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,241
5% 2/1/34	3,450	3,997
Series R-2017 A, 5% 8/1/30	1,685	2,037
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	6,625	6,650
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	800
5% 7/1/27	1,285	1,587
5% 7/1/28	1,570	1,953
5% 7/1/29	615	758
5% 7/1/30	735	902
5% 7/1/31	870	1,060
5% 7/1/32	1,655	2,005
5% 7/1/33	2,345	2,826
5% 7/1/34	540	647
5% 7/1/42	4,685	5,452
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	4,245	4,711
Series 2015:
5% 1/1/25	1,655	1,940
5% 1/1/27	1,910	2,238
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/27	1,770	2,075
5% 10/1/28	1,825	2,130
5% 10/1/35	1,880	2,136
5% 10/1/36	2,845	3,223
5% 10/1/40	2,795	3,129
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100	103
5% 7/1/33 (d)	125	136
5% 7/1/38 (d)	100	108
5% 7/1/48 (d)	400	426

TOTAL WASHINGTON		75,929

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,575	2,572
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,644
5% 1/1/32	1,120	1,350
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,290	7,110

TOTAL WEST VIRGINIA		12,676

Wisconsin - 1.7%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,850	6,906
Pub. Fin. Auth. Rev. (Denver Great Hall LLC. Proj.) Series 2017:
5% 9/30/37 (c)	2,070	2,406
5% 9/30/49 (c)	15,085	17,154
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/21 (d)	250	260
5% 5/15/25 (d)	920	1,012
5% 5/15/28 (d)	1,095	1,208
5.25% 5/15/37 (d)	335	367
5.25% 5/15/42 (d)	415	450
5.25% 5/15/47 (d)	410	443
5.25% 5/15/52 (d)	775	836
Series 2017 B-1 3.95% 11/15/24 (d)	300	301
Pub. Fin. Auth. Wis Edl. Facilities Series 2016:
5% 1/1/37	5,325	5,833
5% 1/1/42	4,275	4,642
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	735	806
5% 10/1/48 (d)	880	962
5% 10/1/53 (d)	2,330	2,541
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,833
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	970	1,012
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,645	1,716
Series 2014:
4% 5/1/33	2,920	3,043
5% 5/1/22	660	714
Series 2016 A:
5% 2/15/28	1,965	2,316
5% 2/15/29	2,550	2,990
5% 2/15/30	2,805	3,269
Series 2016:
4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,000	1,140
5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	360	431
Series 2017 A:
5% 9/1/31	830	956
5% 9/1/33	1,425	1,625
5% 9/1/35	1,575	1,777
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	2,380	2,478
Series 2013 B:
5% 7/1/27 (Pre-Refunded to 7/1/23 @ 100)	1,000	1,138
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	4,905	5,583
Series 2012:
4% 10/1/23	2,070	2,229
5% 6/1/27	1,840	1,987

TOTAL WISCONSIN		85,364

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,525	8,539
TOTAL MUNICIPAL BONDS
(Cost $4,664,813)		4,953,990
	Shares	Value (000s)

Money Market Funds - 0.6%
Fidelity Municipal Cash Central Fund 2.00% (g)(h)
(Cost $27,626)	27,623,607	27,626
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $4,692,439)		4,981,616
NET OTHER ASSETS (LIABILITIES) - 0.5%		25,333
NET ASSETS - 100%		$5,006,949

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,764,000 or 1.4% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$456
Total	$456

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$4,953,990	$--	$4,953,990	$--
Money Market Funds	27,626	27,626	--	--
Total Investments in Securities:	$4,981,616	$27,626	$4,953,990	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	25.7%
Health Care	25.5%
General Obligations	24.6%
Education	6.2%
Electric Utilities	5.8%
Others* (Individually Less Than 5%)	12.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,664,813)	$4,953,990
Fidelity Central Funds (cost $27,626)	27,626
Total Investment in Securities (cost $4,692,439)		$4,981,616
Cash		83
Receivable for fund shares sold		1,911
Interest receivable		60,013
Distributions receivable from Fidelity Central Funds		55
Other receivables		10
Total assets		5,043,688
Liabilities
Payable for investments purchased
Regular delivery	$862
Delayed delivery	26,469
Payable for fund shares redeemed	3,032
Distributions payable	4,286
Accrued management fee	1,471
Distribution and service plan fees payable	125
Other affiliated payables	450
Other payables and accrued expenses	44
Total liabilities		36,739
Net Assets		$5,006,949
Net Assets consist of:
Paid in capital		$4,712,118
Total distributable earnings (loss)		294,831
Net Assets		$5,006,949
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($227,923 ÷ 17,122.3 shares)(a)		$13.31
Maximum offering price per share (100/96.00 of $13.31)		$13.86
Class M:
Net Asset Value and redemption price per share ($120,076 ÷ 9,013.2 shares)(a)		$13.32
Maximum offering price per share (100/96.00 of $13.32)		$13.88
Class C:
Net Asset Value and offering price per share ($62,491 ÷ 4,694.6 shares)(a)		$13.31
Fidelity Municipal Income Fund:
Net Asset Value, offering price and redemption price per share ($3,921,600 ÷ 294,421.4 shares)		$13.32
Class I:
Net Asset Value, offering price and redemption price per share ($641,721 ÷ 48,209.1 shares)		$13.31
Class Z:
Net Asset Value, offering price and redemption price per share ($33,138 ÷ 2,488.7 shares)		$13.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$82,028
Income from Fidelity Central Funds		456
Total income		82,484
Expenses
Management fee	$8,663
Transfer agent fees	2,336
Distribution and service plan fees	773
Accounting fees and expenses	327
Custodian fees and expenses	16
Independent trustees' fees and expenses	9
Registration fees	121
Audit	55
Legal	3
Miscellaneous	21
Total expenses before reductions	12,324
Expense reductions	(37)
Total expenses after reductions		12,287
Net investment income (loss)		70,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,921
Total net realized gain (loss)		6,921
Change in net unrealized appreciation (depreciation) on investment securities		204,993
Net gain (loss)		211,914
Net increase (decrease) in net assets resulting from operations		$282,111

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,197	$173,093
Net realized gain (loss)	6,921	3,018
Change in net unrealized appreciation (depreciation)	204,993	(147,650)
Net increase (decrease) in net assets resulting from operations	282,111	28,461
Distributions to shareholders	(69,485)	(209,319)
Share transactions - net increase (decrease)	380	(642,419)
Total increase (decrease) in net assets	213,006	(823,277)
Net Assets
Beginning of period	4,793,943	5,617,220
End of period	$5,006,949	$4,793,943

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Year endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.168	.283
Net realized and unrealized gain (loss)	.558	.029C
Total from investment operations	.726	.312
Distributions from net investment income	(.166)	(.284)
Distributions from net realized gain	–	(.008)
Total distributions	(.166)	(.292)
Net asset value, end of period	$13.31	$12.75
Total ReturnD,E,F	5.73%	2.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.78%I
Expenses net of fee waivers, if any	.80%I	.78%I
Expenses net of all reductions	.80%I	.78%I
Net investment income (loss)	2.61%I	2.68%I
Supplemental Data
Net assets, end of period (in millions)	$228	$201
Portfolio turnover rateJ	14%I	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Year endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.73
Income from Investment Operations
Net investment income (loss)B	.170	.285
Net realized and unrealized gain (loss)	.558	.039C
Total from investment operations	.728	.324
Distributions from net investment income	(.168)	(.286)
Distributions from net realized gain	–	(.008)
Total distributions	(.168)	(.294)
Net asset value, end of period	$13.32	$12.76
Total ReturnD,E,F	5.73%	2.58%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.77%I
Expenses net of fee waivers, if any	.78%I	.77%I
Expenses net of all reductions	.78%I	.76%I
Net investment income (loss)	2.63%I	2.70%I
Supplemental Data
Net assets, end of period (in millions)	$120	$119
Portfolio turnover rateJ	14%I	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Year endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.120	.204
Net realized and unrealized gain (loss)	.558	.032C
Total from investment operations	.678	.236
Distributions from net investment income	(.118)	(.208)
Distributions from net realized gain	–	(.008)
Total distributions	(.118)	(.216)
Net asset value, end of period	$13.31	$12.75
Total ReturnD,E,F	5.34%	1.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I	1.52%I
Expenses net of fee waivers, if any	1.55%I	1.52%I
Expenses net of all reductions	1.55%I	1.52%I
Net investment income (loss)	1.85%I	1.94%I
Supplemental Data
Net assets, end of period (in millions)	$62	$82
Portfolio turnover rateJ	14%I	14%K,L

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate does not include the assets acquired in the merger.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$13.12	$12.86	$13.44	$13.53	$12.68
Income from Investment Operations
Net investment income (loss)A	.190	.382	.399	.437	.460	.475
Net realized and unrealized gain (loss)	.568	(.286)	.444	(.428)	(.021)	.851
Total from investment operations	.758	.096	.843	.009	.439	1.326
Distributions from net investment income	(.188)	(.381)	(.398)	(.437)	(.462)	(.476)
Distributions from net realized gain	–	(.085)	(.185)	(.152)	(.067)	–
Total distributions	(.188)	(.466)	(.583)	(.589)	(.529)	(.476)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$13.32	$12.75	$13.12	$12.86	$13.44	$13.53
Total ReturnC,D	5.98%	.80%	6.67%	(.01)%	3.31%	10.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%	.46%	.46%	.48%	.47%
Expenses net of fee waivers, if any	.46%G	.46%	.46%	.46%	.48%	.47%
Expenses net of all reductions	.46%G	.45%	.46%	.46%	.48%	.47%
Net investment income (loss)	2.94%G	3.00%	3.05%	3.22%	3.42%	3.58%
Supplemental Data
Net assets, end of period (in millions)	$3,922	$3,817	$5,617	$5,477	$5,770	$5,745
Portfolio turnover rateH	14%G	14%I,J	37%	25%	14%	9%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate does not include the assets acquired in the merger.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Year endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$12.73
Income from Investment Operations
Net investment income (loss)B	.185	.309
Net realized and unrealized gain (loss)	.558	.029C
Total from investment operations	.743	.338
Distributions from net investment income	(.183)	(.310)
Distributions from net realized gain	–	(.008)
Total distributions	(.183)	(.318)
Net asset value, end of period	$13.31	$12.75
Total ReturnD,E	5.86%	2.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.53%H
Expenses net of fee waivers, if any	.54%H	.53%H
Expenses net of all reductions	.54%H	.53%H
Net investment income (loss)	2.86%H	2.93%H
Supplemental Data
Net assets, end of period (in millions)	$642	$555
Portfolio turnover rateI	14%H	14%J,K

 A For the period March 1, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Year endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.75	$12.64
Income from Investment Operations
Net investment income (loss)B	.192	.101
Net realized and unrealized gain (loss)	.568	.112C
Total from investment operations	.760	.213
Distributions from net investment income	(.190)	(.095)
Distributions from net realized gain	–	(.008)
Total distributions	(.190)	(.103)
Net asset value, end of period	$13.32	$12.75
Total ReturnD,E	6.00%	1.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H	.42%H
Expenses net of fee waivers, if any	.43%H	.42%H
Expenses net of all reductions	.43%H	.42%H
Net investment income (loss)	2.97%H	3.08%H
Supplemental Data
Net assets, end of period (in millions)	$33	$21
Portfolio turnover rateI	14%H	14%J,K

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J The portfolio turnover rate does not include the assets acquired in the merger.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in-kind, market discount, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$290,495
Gross unrealized depreciation	(288)
Net unrealized appreciation (depreciation)	$290,207
Tax cost	$4,691,409

The Fund elected to defer to its next fiscal year approximately $2,139 of capital losses recognized during the period November 1, 2018 to December 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $419,095 and $332,929, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$268	$12
Class M	-%	.25%	149	3
Class C	.75%	.25%	356	22
			$773	$37

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8
Class M	2
Class C(a)	2
$12

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$176.17
Class M	87.15
Class C	57.16
Fidelity Municipal Income Fund	1,529.08
Class I	480.16
Class Z	7.05
	$2,336

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 83,345 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $1,042,642. The Fund had a net realized gain of $939 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class C	1.55%	$–(a)

 (a) Amount represents less than five hundred dollars.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12 and a portion of class-level operating expenses as follows:

Amount
Class A	$1
Class M	–(a)
Class C	–(a)
Fidelity Municipal Income Fund	13
Class I	2
Class Z	–(a)
$16

 (a) Amount represents less than five hundred dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Distributions to shareholders
Class A	$2,742	$4,817
Class M	1,538	2,830
Class C	644	1,494
Fidelity Municipal Income Fund	55,717	184,722
Class I	8,457	15,359
Class Z	387	97
Total	$69,485	$209,319

 (a) Distributions for Class A, Class M, Class C and Class I are for the period March 1, 2018 (commencement of sale of shares) to December 31, 2018. Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018(a)	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Class A
Shares sold	2,746	1,670	$35,671	$21,200
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	–	17,474	–	222,273
Reinvestment of distributions	187	338	2,449	4,287
Shares redeemed	(1,573)	(3,720)	(20,481)	(47,170)
Net increase (decrease)	1,360	15,762	$17,639	$200,590
Class M
Shares sold	211	170	$2,732	$2,172
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	–	10,358	–	131,854
Reinvestment of distributions	104	199	1,360	2,525
Shares redeemed	(595)	(1,434)	(7,745)	(18,218)
Net increase (decrease)	(280)	9,293	$(3,653)	$118,333
Class C
Shares sold	339	451	$4,410	$5,735
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	–	7,653	–	97,341
Reinvestment of distributions	43	103	567	1,311
Shares redeemed	(2,094)	(1,800)	(27,178)	(22,805)
Net increase (decrease)	(1,712)	6,407	$(22,201)	$81,582
Fidelity Municipal Income Fund
Shares sold	10,652	59,023	$138,451	$753,689
Reinvestment of distributions	2,670	9,833	34,908	125,182
Shares redeemed	(18,227)	(197,790)(b)	(236,720)	(2,496,887)(b)
Net increase (decrease)	(4,905)	(128,934)	$(63,361)	$(1,618,016)
Class I
Shares sold	10,374	13,956	$134,356	$177,050
Issued in exchange for the shares of Fidelity Advisor Municipal Income Fund	–	50,530	–	642,743
Reinvestment of distributions	318	642	4,152	8,146
Shares redeemed	(6,010)	(21,601)	(77,741)	(273,260)
Net increase (decrease)	4,682	43,527	$60,767	$554,679
Class Z
Shares sold	960	1,760	$12,504	$22,053
Reinvestment of distributions	28	7	364	95
Shares redeemed	(129)	(137)	(1,679)	(1,735)
Net increase (decrease)	859	1,630	$11,189	$20,413

 (a) Share transactions for Class A, Class M, Class C and Class I are for the period March 1, 2018 (commencement of sale of shares) to December 31, 2018. Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Prior Fiscal Year Merger Information.

On March 2, 2018, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Municipal Income Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at its net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 1, 2018. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $1,094,211, including securities of $1,078,064 and unrealized appreciation of $12,741, was combined with the Fund's net assets of $5,490,715 for total net assets after the acquisition of $6,584,926.

Pro forma results of operations of the combined entity for the entire period ended December 31, 2018, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$178,321
Total net realized gain (loss)	3,763
Total change in net unrealized appreciation (depreciation)	(175,496)
Net increase (decrease) in net assets resulting from operations	$6,588

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since March 2, 2018.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	.80%
Actual		$1,000.00	$1,057.30	$4.08
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.78%
Actual		$1,000.00	$1,057.30	$3.98
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class C	1.55%
Actual		$1,000.00	$1,053.40	$7.89
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Fidelity Municipal Income Fund	.46%
Actual		$1,000.00	$1,059.80	$2.35
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.54%
Actual		$1,000.00	$1,058.60	$2.76
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class Z	.43%
Actual		$1,000.00	$1,060.00	$2.20
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

HIY-SANN-0819
1.704645.121

Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Money Market Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	31.6
Health Care	24.0
Transportation	13.0
Water & Sewer	10.4
Education	7.5

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	0.3%
AA,A	94.0%
BBB	1.2%
BB and Below	0.5%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Guam - 0.9%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.25% 10/1/34 (a)	$1,000,000	$1,154,980
Series C, 5% 10/1/21 (a)	2,920,000	3,032,508
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,302,711

TOTAL GUAM		5,490,199

Michigan - 95.7%
Battle Creek School District Series 2016:
5% 5/1/36	1,500,000	1,750,410
5% 5/1/37	1,175,000	1,366,490
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,152,920
5% 11/1/26	1,000,000	1,148,910
5% 11/1/27	700,000	802,487
5% 11/1/28	250,000	286,848
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,974,340
5% 5/1/29	1,250,000	1,471,938
5% 5/1/30	1,250,000	1,465,250
5% 5/1/34	2,475,000	2,872,881
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,182,330
5% 5/1/33	1,000,000	1,178,960
5% 5/1/34	1,075,000	1,262,405
5% 5/1/35	775,000	905,681
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,743,765
5% 5/1/28	1,745,000	2,035,368
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	2,000,000	2,567,480
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/22 (FSA Insured)	500,000	547,445
Series A:
5% 7/1/29 (FSA Insured)	1,340,000	1,517,764
5% 7/1/31 (FSA Insured)	1,775,000	1,995,011
5% 7/1/33 (FSA Insured)	2,000,000	2,239,020
5% 7/1/34 (FSA Insured)	1,750,000	1,954,488
5% 7/1/35 (FSA Insured)	2,750,000	3,064,903
5% 7/1/37 (FSA Insured)	2,000,000	2,219,960
Detroit Gen. Oblig. Series 2018:
5% 4/1/20	750,000	763,429
5% 4/1/21	1,000,000	1,038,190
5% 4/1/22	725,000	766,978
5% 4/1/23	310,000	332,946
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/24	5,000,000	5,483,800
Detroit Swr. Disp. Rev. Series 2006, 5% 7/1/36	10,000	10,025
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	2,700,000
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,146,300
5% 10/1/22 (FSA Insured)	2,645,000	2,912,939
5% 10/1/26 (FSA Insured)	4,850,000	5,298,868
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (FSA Insured)	735,000	873,797
5% 4/1/34 (FSA Insured)	520,000	617,292
5% 4/1/35 (FSA Insured)	500,000	591,460
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,550,516
5% 5/1/26 (FSA Insured)	1,385,000	1,635,436
5% 5/1/27 (FSA Insured)	1,425,000	1,676,612
Forest Hills Pub. Schools:
5% 5/1/20	1,575,000	1,623,223
5% 5/1/21	1,575,000	1,680,651
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,698,422
Grand Rapids Pub. Schools:
Series 2019:
5% 11/1/39 (FSA Insured)	1,200,000	1,453,332
5% 11/1/41 (FSA Insured)	1,300,000	1,565,720
5% 11/1/42 (FSA Insured)	1,400,000	1,683,864
5% 5/1/29 (FSA Insured)	480,000	588,562
Grand Rapids San. Swr. Sys. Rev.:
Series 2018:
5% 1/1/31	475,000	586,473
5% 1/1/33	250,000	305,403
5% 1/1/34	550,000	669,163
5% 1/1/35	400,000	484,932
5% 1/1/38	655,000	787,179
5% 1/1/43	2,100,000	2,498,685
5% 1/1/48	1,000,000	1,183,550
Series 2012, 5% 1/1/37	1,250,000	1,386,225
Series 2014:
5% 1/1/27	1,300,000	1,502,020
5% 1/1/29	800,000	918,944
5% 1/1/30	2,000,000	2,291,260
Series 2016, 5% 1/1/37	1,250,000	1,454,875
Grand Rapids Wtr. Supply Sys.:
Series 2016:
5% 1/1/31	250,000	298,085
5% 1/1/32	320,000	379,926
5% 1/1/33	550,000	649,528
5% 1/1/34	500,000	589,915
5% 1/1/35	920,000	1,082,371
5% 1/1/36	385,000	451,801
5% 1/1/46	800,000	921,400
Series 2018:
5% 1/1/43	1,325,000	1,565,435
5% 1/1/48	2,500,000	2,950,500
Grand Traverse County Hosp. Fin. Auth.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,152,920
Series 2014 A, 5% 7/1/47	1,400,000	1,537,158
Series 2019 A:
5% 7/1/44	1,110,000	1,276,300
5% 7/1/49	2,615,000	3,000,503
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	587,955
5% 12/1/26	1,900,000	2,228,833
5% 12/1/28	1,800,000	2,098,332
Series 2018:
5% 12/1/34	1,075,000	1,314,542
5% 12/1/35	1,225,000	1,492,736
5% 12/1/37	1,375,000	1,664,094
5% 12/1/38	875,000	1,056,099
5% 12/1/43	1,400,000	1,675,744
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/30	2,000,000	2,385,140
Series 2016 C, 5% 7/1/31	7,000,000	8,281,490
Series 2018 A:
5% 7/1/43	10,000,000	11,931,500
5% 7/1/48	5,000,000	5,952,650
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 C, 5.25% 7/1/35	2,000,000	2,398,580
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,223,840
5% 5/1/39	1,000,000	1,219,510
Hudsonville Pub. Schools:
Series 2017:
5% 5/1/31	430,000	520,541
5% 5/1/32	1,200,000	1,447,512
5% 5/1/34	1,000,000	1,198,840
5% 5/1/35	1,000,000	1,195,020
4% 5/1/24	1,220,000	1,332,179
4% 5/1/25	500,000	543,505
5% 5/1/20	1,000,000	1,030,111
5% 5/1/22	600,000	659,286
5.25% 5/1/41 (Pre-Refunded to 5/1/21 @ 100)	1,750,000	1,875,930
Ingham, Eaton and Clinton Counties Lansing School District:
Series II:
4% 5/1/21	375,000	392,835
4% 5/1/22	345,000	369,950
5% 5/1/23	430,000	487,319
5% 5/1/24	355,000	412,869
5% 5/1/22	1,730,000	1,902,965
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,324,318
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	2,000,000	2,122,960
5% 5/15/28	780,000	927,443
5% 5/15/30	5,000,000	5,852,400
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,449,100
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,049,420
4% 5/1/22	1,000,000	1,070,880
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,593,450
Lake Orion Cmnty. School District 5% 5/1/23	1,915,000	2,170,270
Lansing Board of Wtr. & Lt. Util. Rev.:
Series 2019 A:
5% 7/1/22	230,000	254,884
5% 7/1/23	340,000	387,886
5% 7/1/24	375,000	439,260
5% 7/1/25	375,000	449,659
5.5% 7/1/41	5,000,000	5,376,100
Lansing Cmnty. College:
Series 2012:
5% 5/1/25	350,000	384,276
5% 5/1/25 (Pre-Refunded to 5/1/22 @ 100)	1,190,000	1,311,249
5% 5/1/23	1,135,000	1,244,823
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35 (Pre-Refunded to 11/15/21 @ 100)	3,030,000	3,352,150
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,441,867
5% 5/1/29	1,430,000	1,717,745
5% 5/1/31	500,000	593,110
5% 5/1/32	1,000,000	1,180,380
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,526,132
5% 5/1/34	1,750,000	2,097,970
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	925,181
5% 7/1/30	900,000	1,061,739
5% 7/1/31	780,000	914,503
5% 7/1/32	1,000,000	1,169,060
5% 7/1/33	705,000	821,191
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,388,468
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,023,360
5% 4/15/38	3,000,000	3,483,840
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/32	1,000,000	1,228,570
5% 11/1/33	2,500,000	3,067,925
5% 11/1/35	1,000,000	1,219,020
5% 11/1/36	1,250,000	1,517,400
5% 11/1/37	1,500,000	1,809,120
5% 11/1/38	1,595,000	1,918,514
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/24	2,940,000	3,448,473
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,364,438
5% 1/1/40	3,000,000	3,243,150
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	2,610,000	2,798,494
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,125,440
(Mid-Michigan Health Sys. Proj.) Series 2014, 5% 6/1/39	540,000	601,425
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	874,919
5% 12/1/42	2,120,000	2,497,911
(Trinity Health Proj.) Series 2015, 5% 12/1/33	1,220,000	1,329,739
Bonds:
Series 2015 D2, 1 month U.S. LIBOR + 0.750% 2.385%, tender 10/15/20 (b)(c)	7,920,000	7,946,770
Series 2019 MI2, 5%, tender 2/1/25 (b)	5,000,000	5,850,550
Series 2011, 5% 12/1/39	1,500,000	1,610,265
Series 2012 A, 5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	137,916
Series 2012:
5% 11/15/24	660,000	735,643
5% 11/15/25	1,000,000	1,112,870
5% 11/15/26	800,000	888,904
5% 11/1/42	2,000,000	2,174,320
5% 11/15/42	3,120,000	3,368,508
Series 2013:
5% 10/1/25	1,255,000	1,400,668
5% 8/15/30	4,105,000	4,599,817
Series 2014 H1:
5% 10/1/22	1,000,000	1,075,690
5% 10/1/25	2,250,000	2,610,518
5% 10/1/39	4,725,000	5,368,451
Series 2014:
5% 6/1/25	1,000,000	1,154,390
5% 6/1/26	700,000	808,423
5% 6/1/27	700,000	805,637
Series 2015 C:
5% 7/1/26	570,000	673,814
5% 7/1/27	1,215,000	1,431,792
5% 7/1/28	1,500,000	1,762,995
5% 7/1/35	1,000,000	1,148,320
Series 2015 D1:
5% 7/1/34	1,250,000	1,446,550
5% 7/1/35	500,000	577,490
Series 2015 D2, 5% 7/1/34	1,000,000	1,154,810
Series 2016 A, 5% 11/1/44	6,190,000	7,019,274
Series 2016:
5% 1/1/29	1,000,000	1,182,370
5% 11/15/29	2,950,000	3,534,041
5% 1/1/30	1,000,000	1,177,370
5% 1/1/31	1,170,000	1,370,807
5% 1/1/32	1,895,000	2,207,088
5% 1/1/33	1,915,000	2,221,074
5% 1/1/34	2,135,000	2,468,295
5% 11/15/41	11,710,000	13,534,418
Series 2019 A:
4% 11/15/50	3,000,000	3,241,830
5% 11/15/48	2,000,000	2,377,080
Series 2019 MI1, 5% 12/1/48	2,000,000	2,369,480
5% 12/1/27	1,090,000	1,142,026
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	10,508
Michigan Hosp. Fin. Auth. Rev.:
Bonds Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,530,000	5,550,016
Series 2016:
5% 11/15/46	3,500,000	4,049,360
5% 11/15/47	18,000,000	20,803,663
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	388,542
Michigan State Univ. Revs. Series 2019 B, 5% 2/15/48	3,000,000	3,633,930
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,881,802
(I-75 Impt. Proj.) Series 2018, 4.25% 12/31/38 (FSA Insured) (a)	7,000,000	7,640,080
Milan Area Schools Series 2019, 5% 5/1/21	950,000	1,011,940
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,273,849
5% 3/1/25	1,225,000	1,331,722
5% 3/1/26	1,290,000	1,399,560
Series 2013 A:
5% 3/1/25	995,000	1,111,982
5% 3/1/26	1,620,000	1,806,802
5% 3/1/27	815,000	907,747
5% 3/1/38	2,900,000	3,166,336
Series 2014:
5% 3/1/28	335,000	381,853
5% 3/1/29	525,000	594,872
5% 3/1/39	3,000,000	3,333,000
Series 2016:
5% 3/1/28	1,150,000	1,373,181
5% 3/1/41	3,475,000	3,986,068
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,969,925
5% 11/1/34	1,250,000	1,476,563
5% 11/1/35	1,300,000	1,530,594
5% 11/1/39	755,000	880,700
Series 2019:
3% 5/1/40	2,195,000	2,199,895
4% 11/1/38	2,000,000	2,237,060
Rochester Cmnty. School District 5% 5/1/31	1,500,000	1,781,430
Rockford Pub. Schools Gen. Oblig. Series 2019 I:
4% 5/1/20	1,840,000	1,879,955
4% 5/1/21	2,145,000	2,247,016
4% 5/1/22	1,575,000	1,688,447
5% 5/1/42	3,050,000	3,664,545
5% 5/1/44	6,100,000	7,310,484
5% 5/1/46	3,120,000	3,734,765
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	905,174
5% 5/1/25	1,000,000	1,189,370
5% 5/1/26	1,385,000	1,641,336
5% 5/1/24	570,000	661,474
5% 5/1/26	1,715,000	2,032,412
5% 5/1/27	1,795,000	2,118,477
5% 5/1/28	1,885,000	2,215,554
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/26	1,000,000	1,142,800
5% 9/1/27	1,175,000	1,338,396
5% 9/1/28	1,870,000	2,124,227
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,154,400
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,634,244
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,015,930
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,781,168
5% 5/1/24	3,200,000	3,718,400
5% 5/1/25	2,355,000	2,800,966
Warren Consolidated School District:
Series 2016:
5% 5/1/23	810,000	911,517
5% 5/1/34	5,630,000	6,543,411
Series 2017:
4% 5/1/23 (FSA Insured)	750,000	811,883
4% 5/1/24 (FSA Insured)	750,000	826,373
4% 5/1/25 (FSA Insured)	500,000	558,085
Series 2018:
5% 5/1/30	550,000	674,031
5% 5/1/32	1,100,000	1,330,582
5% 5/1/34	1,175,000	1,409,601
5% 5/1/35	1,200,000	1,433,472
5% 5/1/36	1,000,000	1,189,920
5% 5/1/37	1,300,000	1,542,632
5% 5/1/38	800,000	945,984
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,412,000
5% 12/1/22 (a)	5,260,000	5,692,109
Series 2012 A, 5% 12/1/23	2,300,000	2,580,807
Series 2014 C:
5% 12/1/29 (a)	720,000	832,889
5% 12/1/31 (a)	860,000	986,738
5% 12/1/34 (a)	1,655,000	1,884,350
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,500,222
Series 2015 F:
5% 12/1/25 (a)	2,735,000	3,273,658
5% 12/1/27 (a)	4,810,000	5,720,966
Series 2015 G:
5% 12/1/35	5,435,000	6,378,625
5% 12/1/36	5,760,000	6,743,002
Series 2017 A:
5% 12/1/22	640,000	717,907
5% 12/1/37	545,000	653,673
5% 12/1/42	1,455,000	1,733,734
Series 2017 B, 5% 12/1/47 (a)	450,000	525,618
Series 2018 B, 5% 12/1/48 (a)	5,000,000	5,932,800
Series 2018 D:
5% 12/1/30 (a)	4,365,000	5,408,235
5% 12/1/31 (a)	2,825,000	3,479,016
5% 12/1/32 (a)	2,945,000	3,617,020
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	2,640,000	2,806,426
5% 5/1/25 (Pre-Refunded to 5/1/21 @ 100)	1,670,000	1,779,502
5% 5/1/26	1,225,000	1,301,538
5% 5/1/26 (Pre-Refunded to 5/1/21 @ 100)	775,000	825,817
Series 2014 1:
5% 5/1/30	725,000	827,943
5% 5/1/32	500,000	568,820
5% 5/1/34	900,000	1,022,859
5% 5/1/35	250,000	283,655
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	375,165
5% 11/15/26	400,000	468,508
5% 11/15/28	650,000	756,600
5% 11/15/29	750,000	868,253
5% 11/15/30	855,000	992,775
5% 11/15/31	700,000	811,643
Series 2015 A:
5% 11/15/26	1,000,000	1,176,340
5% 11/15/28	2,505,000	2,932,278
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,323,896
5% 5/1/38	5,670,000	6,614,225
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,560,193
5% 5/1/30	1,550,000	1,846,717
5% 5/1/32	2,000,000	2,360,760
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,173,540
5% 5/1/28 (FSA Insured)	500,000	585,005
5% 5/1/29 (FSA Insured)	1,000,000	1,166,700
5% 5/1/30 (FSA Insured)	1,000,000	1,163,190

TOTAL MICHIGAN		615,599,478

TOTAL MUNICIPAL BONDS
(Cost $592,034,957)		621,089,677

Municipal Notes - 2.4%
Michigan - 2.4%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 1.97% 7/1/19, LOC PNC Bank NA, VRDN (b)	905,000	$905,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series Floaters XF 06 86, 1.95% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,600,000	6,600,000
Series 2016 E3, 1.9% 7/5/19, VRDN (b)	5,130,000	5,130,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2018 C, 1.98% 7/5/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	1,200,000	1,200,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 2.02% 7/1/19, VRDN (b)	770,000	770,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.95% 7/1/19, LOC Comerica Bank, VRDN (b)	1,200,000	1,200,000
TOTAL MUNICIPAL NOTES
(Cost $15,805,000)		15,805,000
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $607,839,957)		636,894,677
NET OTHER ASSETS (LIABILITIES) - 1.0%		6,151,599
NET ASSETS - 100%		$643,046,276

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	31.6%
Health Care	24.0%
Transportation	13.0%
Water & Sewer	10.4%
Education	7.5%
Special Tax	6.7%
Others* (Individually Less Than 5%)	6.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $607,839,957)		$636,894,677
Cash		463,766
Receivable for fund shares sold		252,843
Interest receivable		6,297,968
Other receivables		1,228
Total assets		643,910,482
Liabilities
Payable for fund shares redeemed	$179,421
Distributions payable	409,190
Accrued management fee	188,683
Transfer agent fee payable	47,204
Other affiliated payables	12,609
Other payables and accrued expenses	27,099
Total liabilities		864,206
Net Assets		$643,046,276
Net Assets consist of:
Paid in capital		$613,109,067
Total distributable earnings (loss)		29,937,209
Net Assets, for 51,797,173 shares outstanding		$643,046,276
Net Asset Value, offering price and redemption price per share ($643,046,276 ÷ 51,797,173 shares)		$12.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$9,489,193
Expenses
Management fee	$1,097,656
Transfer agent fees	276,486
Accounting fees and expenses	74,064
Custodian fees and expenses	2,517
Independent trustees' fees and expenses	1,122
Registration fees	18,865
Audit	29,383
Legal	5,034
Miscellaneous	2,439
Total expenses before reductions	1,507,566
Expense reductions	(2,749)
Total expenses after reductions		1,504,817
Net investment income (loss)		7,984,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,603,352
Total net realized gain (loss)		1,603,352
Change in net unrealized appreciation (depreciation) on investment securities		21,121,756
Net gain (loss)		22,725,108
Net increase (decrease) in net assets resulting from operations		$30,709,484

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,984,376	$16,997,911
Net realized gain (loss)	1,603,352	904,940
Change in net unrealized appreciation (depreciation)	21,121,756	(13,434,751)
Net increase (decrease) in net assets resulting from operations	30,709,484	4,468,100
Distributions to shareholders	(7,984,190)	(18,803,882)
Share transactions
Proceeds from sales of shares	50,446,149	78,090,250
Reinvestment of distributions	5,530,194	13,425,197
Cost of shares redeemed	(33,339,359)	(159,878,263)
Net increase (decrease) in net assets resulting from share transactions	22,636,984	(68,362,816)
Total increase (decrease) in net assets	45,362,278	(82,698,598)
Net Assets
Beginning of period	597,683,998	680,382,596
End of period	$643,046,276	$597,683,998
Other Information
Shares
Sold	4,144,208	6,528,754
Issued in reinvestment of distributions	452,346	1,125,982
Redeemed	(2,739,998)	(13,403,469)
Net increase (decrease)	1,856,556	(5,748,733)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.97	$12.22	$11.94	$12.38	$12.33	$11.70
Income from Investment Operations
Net investment income (loss)A	.157	.319	.333	.352	.387	.422
Net realized and unrealized gain (loss)	.440	(.216)	.324	(.364)	.050	.642
Total from investment operations	.597	.103	.657	(.012)	.437	1.064
Distributions from net investment income	(.157)	(.318)	(.333)	(.353)	(.387)	(.421)
Distributions from net realized gain	–	(.035)	(.044)	(.075)	–	(.013)
Total distributions	(.157)	(.353)	(.377)	(.428)	(.387)	(.434)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.41	$11.97	$12.22	$11.94	$12.38	$12.33
Total ReturnC,D	5.01%	.90%	5.57%	(.16)%	3.61%	9.23%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.49%	.49%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.49%	.48%
Net investment income (loss)	2.60%F	2.67%	2.74%	2.83%	3.15%	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$643,046	$597,684	$680,383	$651,635	$634,206	$569,796
Portfolio turnover rate	15%F	22%	12%	25%	11%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2019

Days	% of fund's investments
1 - 7	90.0
8 - 30	0.4
31 - 60	2.1
61 - 90	0.4
91 - 180	0.8
>180	6.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Variable Rate Demand Notes (VRDNs)	47.3%
Tender Option Bond	38.2%
Other Municipal Security	12.5%
Investment Companies	0.5%
Net Other Assets (Liabilities)	1.5%

Current 7-Day Yields

6/30/19
Fidelity® Michigan Municipal Money Market Fund	1.41%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Michigan Municipal Money Market Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.3%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.13% 7/5/19, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 2.15% 7/5/19, VRDN (a)(b)	700,000	700,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2.13% 7/5/19, VRDN (b)	400,000	400,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.1% 7/5/19, VRDN (b)	700,000	700,000
		1,100,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.09% 7/5/19, VRDN (b)	200,000	200,000
Series 2010 B1, 2.05% 7/5/19, VRDN (b)	200,000	200,000
		400,000
Michigan - 45.7%
Central Michigan Univ. Rev. Series 2008 A, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (b)	1,840,000	1,840,000
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.94% 7/5/19, LOC JPMorgan Chase Bank, VRDN (b)	13,425,000	13,425,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.89% 7/5/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	12,455,000	12,455,000
Michigan Bldg. Auth. Rev. Series 2007 1, 1.95% 7/5/19, LOC Citibank NA, VRDN (b)	3,515,000	3,515,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 2.01% 7/5/19, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 1.94% 7/5/19, VRDN (b)	8,000,000	8,000,000
Michigan State Univ. Revs. Series 2000 A, 1.93% 7/5/19 (Liquidity Facility Northern Trust Co.), VRDN (b)	7,595,000	7,595,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 2.02% 7/1/19, VRDN (b)	13,770,000	13,770,000
(Consumers Energy Co. Proj.) 1.89% 7/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	18,100,000	18,100,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.95% 7/1/19, LOC Comerica Bank, VRDN (b)	13,710,000	13,710,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.94% 7/5/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	14,700,000	14,700,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 1.9% 7/5/19, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	19,690,000	19,690,000
		128,300,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 2.13% 7/5/19, VRDN (a)(b)	600,000	600,000
Series 1998, 2.13% 7/5/19, VRDN (a)(b)	100,000	100,000
		700,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 2.15% 7/5/19, VRDN (a)(b)	200,000	200,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 2.1% 7/5/19, VRDN (a)(b)	400,000	400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $132,900,000)		132,900,000

Tender Option Bond - 38.2%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)(f)	100,000	100,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	850,000	850,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
		950,000
Michigan - 36.8%
Clarkston Cmnty. Schools Participating VRDN Series Floaters G72, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,695,000	2,695,000
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 1.96% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	7,100,000	7,100,000
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.94% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	13,800,000	13,800,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series Floaters XF 26 12, 1.93% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	4,000,000	4,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.94% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	800,000	800,000
Series Floaters XM 04 65, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	5,800,000	5,800,000
Series Floaters ZF 26 40, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,600,000	3,600,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.95% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	5,000,000	5,000,000
Series 16 XM0223, 1.93% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	935,000	935,000
Series 16 ZM0166, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	8,500,000	8,500,000
Series Floaters ZF 07 83, 2% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,800,000	2,800,000
Series Floaters ZF 07 84, 2% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	2,670,000	2,670,000
Series Floaters ZF 28 12, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	2,900,000	2,900,000
Series RBC 2016 XM0132, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	10,065,000	10,065,000
Series XM 04 72, 1.93% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	1,750,000	1,750,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series Floaters XM 04 08, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	4,475,000	4,475,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 008, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,900,000	4,900,000
Series Floaters 027, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	900,000	900,000
Series Floaters ZF 07 87, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(g)	2,800,000	2,800,000
Michigan State Univ. Revs. Participating VRDN Series Floaters ZF 07 50, 1.96% 7/5/19 (Liquidity Facility Bank of America NA) (b)(d)(e)(g)	1,915,000	1,915,000
Trenton Pub. Schools School District Participating VRDN Series Floaters CTFS G 102, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,100,000	3,100,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	3,089,000	3,089,000
Series 15 XF2205, 1.93% 7/5/19 (Liquidity Facility Citibank NA) (b)(d)(e)	5,300,000	5,300,000
Series Floaters ZF 05 90, 1.93% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	4,300,000	4,300,000
		103,194,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)(f)	500,000	500,000
Texas - 0.0%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
Utah - 0.8%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	2,300,000	2,300,000
Virginia - 0.0%
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.1%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)(f)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $107,244,000)		107,244,000

Other Municipal Security - 12.5%
Florida - 0.7%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	2,000,000	2,000,000
Michigan - 10.9%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 2.15%, tender 1/24/20 (b)(c)	13,915,000	13,915,000
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	8,950,000	8,950,000
Michigan Hosp. Fin. Auth. Rev. Bonds:
Series 2009, 5.625% 11/15/19 (Pre-Refunded to 11/15/19 @ 100)	510,000	517,578
Series 2010 F4, 1.95%, tender 4/1/20 (b)	1,090,000	1,090,801
Michigan State Univ. Revs. Bonds:
Series 2010 C, 5% 8/15/19	3,300,000	3,312,248
Series 2015 A, 4% 8/15/19	1,000,000	1,002,469
Michigan Trunk Line Fund Rev. Bonds Series 2009, 5% 11/1/19	690,000	696,851
Wayne-Westland Cmnty. Schools Bonds Series 2019:
4% 11/1/19 (Michigan Gen. Oblig. Guaranteed)	800,000	806,200
4% 5/1/20 (Michigan Gen. Oblig. Guaranteed)	190,000	193,575
		30,484,722
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.9% tender 7/25/19, CP mode (a)	1,200,000	1,200,000
Series 1990 A1, 1.99% tender 9/25/19, CP mode (a)	1,100,000	1,100,000
		2,300,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.385%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)	400,000	400,020
TOTAL OTHER MUNICIPAL SECURITY
(Cost $35,184,742)		35,184,742
	Shares	Value

Investment Company - 0.5%
Fidelity Municipal Cash Central Fund 2.00% (h)(i)
(Cost $1,409,418)	1,409,418	1,409,418
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $276,738,160)		276,738,160
NET OTHER ASSETS (LIABILITIES) - 1.5%		4,165,589
NET ASSETS - 100%		$280,903,749

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,750,000 or 0.6% of net assets.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,715,000 or 1.7% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$500,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$850,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 2.1%, tender 2/3/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$137,203
Total	$137,203

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $275,328,742)	$275,328,742
Fidelity Central Funds (cost $1,409,418)	1,409,418
Total Investment in Securities (cost $276,738,160)		$276,738,160
Receivable for investments sold		3,600,000
Receivable for fund shares sold		77,035
Interest receivable		889,810
Distributions receivable from Fidelity Central Funds		16,322
Other receivables		41
Total assets		281,321,368
Liabilities
Payable to custodian bank	$134,910
Payable for fund shares redeemed	128,827
Distributions payable	10,100
Accrued management fee	83,557
Transfer agent fee payable	36,922
Other affiliated payables	3,669
Other payables and accrued expenses	19,634
Total liabilities		417,619
Net Assets		$280,903,749
Net Assets consist of:
Paid in capital		$280,903,931
Total distributable earnings (loss)		(182)
Net Assets, for 280,541,365 shares outstanding		$280,903,749
Net Asset Value, offering price and redemption price per share ($280,903,749 ÷ 280,541,365 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$2,297,791
Income from Fidelity Central Funds		137,203
Total income		2,434,994
Expenses
Management fee	$519,853
Transfer agent fees	231,037
Accounting fees and expenses	22,879
Custodian fees and expenses	1,247
Independent trustees' fees and expenses	550
Registration fees	18,527
Audit	19,132
Legal	2,573
Miscellaneous	656
Total expenses before reductions	816,454
Expense reductions	(16,085)
Total expenses after reductions		800,369
Net investment income (loss)		1,634,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,112
Fidelity Central Funds	616
Total net realized gain (loss)		1,728
Net increase in net assets resulting from operations		$1,636,353

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,634,625	$3,262,077
Net realized gain (loss)	1,728	15,779
Net increase in net assets resulting from operations	1,636,353	3,277,856
Distributions to shareholders	(1,634,524)	(3,581,532)
Share transactions
Proceeds from sales of shares	13,619,697	35,049,609
Reinvestment of distributions	1,575,292	3,456,334
Cost of shares redeemed	(44,944,641)	(148,370,854)
Net increase (decrease) in net assets and shares resulting from share transactions	(29,749,652)	(109,864,911)
Total increase (decrease) in net assets	(29,747,823)	(110,168,587)
Net Assets
Beginning of period	310,651,572	420,820,159
End of period	$280,903,749	$310,651,572
Other Information
Shares
Sold	13,619,697	35,049,609
Issued in reinvestment of distributions	1,575,292	3,456,334
Redeemed	(44,944,641)	(148,370,854)
Net increase (decrease)	(29,749,652)	(109,864,911)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.009	.004	.001	–A	–A
Net realized and unrealized gain (loss)	–	.001	–A	.001	–A	–A
Total from investment operations	.006	.010	.004	.002	–A	–A
Distributions from net investment income	(.006)	(.009)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–	(.001)	–A	(.001)	–A	–A
Total distributions	(.006)	(.010)	(.004)	(.002)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.56%	1.01%	.37%	.16%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.55%	.53%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.55%F	.55%	.53%	.35%	.06%	.07%
Expenses net of all reductions	.55%F	.55%	.53%	.35%	.06%	.07%
Net investment income (loss)	1.12%F	.90%	.35%	.06%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$280,904	$310,652	$420,820	$574,369	$993,737	$1,044,226

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$607,839,804	$29,075,359	$(20,486)	$29,054,873
Fidelity Michigan Municipal Money Market Fund	276,738,160	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to December 31, 2018. Loss deferrals were as follows:

Capital losses
Fidelity Michigan Municipal Income Fund	$(753,875)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $77,992,189 and $45,765,667, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.10%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.10%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.16%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.02
Fidelity Michigan Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$869

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse expenses of Fidelity Michigan Municipal Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Fidelity Michigan Municipal Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Michigan Municipal Money Market Fund	.55%	$15,268

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$1,253
Fidelity Michigan Municipal Money Market Fund	37

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$1,496
Fidelity Michigan Municipal Money Market Fund	780

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,050.10	$2.49
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Michigan Municipal Money Market Fund	.55%
Actual		$1,000.00	$1,005.60	$2.74
Hypothetical-C		$1,000.00	$1,022.07	$2.76

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses.

MIR-SANN-0819
1.705626.121

Fidelity® Minnesota Municipal Income Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	34.9
Health Care	26.6
Electric Utilities	15.3
Education	9.7
Transportation	7.9

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	9.7%
AA,A	80.9%
BBB	5.9%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	850,000	981,733
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,181,477

TOTAL GUAM		2,163,210

Minnesota - 97.7%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	$805,000	$900,320
5% 2/1/24	1,110,000	1,273,758
5% 2/1/25	1,015,000	1,163,738
5% 2/1/26	1,220,000	1,399,133
5% 2/1/27	1,285,000	1,473,599
5% 2/1/28	1,345,000	1,541,531
5% 2/1/29	1,415,000	1,621,930
5% 2/1/34	1,800,000	2,046,546
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	3,660,000	3,701,065
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,198,120
5% 10/1/27	1,665,000	1,984,297
5% 10/1/29	785,000	928,404
Chaska Independent School District #112 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,680,098
5% 2/1/31	3,600,000	4,289,184
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,596,792
5% 2/1/31	1,245,000	1,462,576
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	876,254
5% 11/1/25	250,000	288,040
5% 11/1/26	500,000	573,185
5% 11/1/27	420,000	479,968
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,295,063
4% 2/1/36	1,360,000	1,527,810
4% 2/1/37	1,200,000	1,343,496
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/43	1,500,000	1,736,580
5% 2/15/48	3,000,000	3,461,730
5% 2/15/58	3,125,000	3,551,938
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/30	1,235,000	1,480,382
5% 2/1/31	1,495,000	1,782,234
5% 2/1/32	2,130,000	2,528,736
Duluth Independent School District #709 Ctfs. of Prtn. Series 2019 B:
5% 2/1/20	365,000	372,117
5% 2/1/21	300,000	315,420
5% 2/1/22	320,000	346,528
5% 2/1/23	380,000	423,027
5% 2/1/24	400,000	456,544
5% 2/1/25	375,000	437,704
5% 2/1/26	395,000	470,465
5% 2/1/27	370,000	448,614
5% 2/1/28	350,000	431,088
Elk River Independent School District #728 Series 2019 A, 3% 2/1/33	2,925,000	3,009,474
Hennepin County Gen. Oblig.:
Series 2016 A:
5% 12/1/39	5,250,000	6,298,163
5% 12/1/40	7,200,000	8,622,360
Series 2016 B, 5% 12/1/31	1,135,000	1,389,864
Jordan Ind. School District:
Series 2014 A:
5% 2/1/28	960,000	1,076,880
5% 2/1/29 (Pre-Refunded to 2/1/29 @ 100)	1,000,000	1,122,670
5% 2/1/30 (Pre-Refunded to 2/1/30 @ 100)	1,245,000	1,395,882
Series A, 5% 2/1/28 (Pre-Refunded to 2/1/28 @ 100)	40,000	44,907
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,333,438
5% 9/1/25	180,000	213,214
5% 9/1/28	695,000	815,027
5% 9/1/30	1,500,000	1,742,940
5% 9/1/31	1,300,000	1,502,683
5% 9/1/32	1,000,000	1,151,770
Series 2017:
5% 5/1/26	1,355,000	1,625,011
5% 5/1/27	1,400,000	1,708,238
5% 5/1/28	2,915,000	3,525,897
5% 5/1/29	1,000,000	1,203,560
5% 5/1/30	850,000	1,017,034
5% 5/1/31	510,000	606,028
5% 5/1/32	500,000	591,255
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/27	1,250,000	1,544,088
5% 11/15/28	2,730,000	3,360,767
5% 11/15/29	1,040,000	1,272,284
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,108,900
Series 2010 A, 5.25% 8/15/25	1,000,000	1,039,970
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	517,355
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2012 B:
5% 1/1/26	1,250,000	1,360,650
5% 1/1/27	1,500,000	1,630,470
Series 2014 A:
5% 1/1/26	3,015,000	3,474,999
5% 1/1/28	4,000,000	4,593,360
5% 1/1/29	2,150,000	2,461,879
5% 1/1/30	2,000,000	2,283,600
5% 1/1/31	6,020,000	6,851,242
Series 2016 A:
5% 1/1/30	4,000,000	4,891,280
5% 1/1/31	2,350,000	2,855,908
5% 1/1/32	2,900,000	3,507,347
Series 2016 C, 5% 1/1/46	4,770,000	5,591,871
Series 2016 D:
5% 1/1/23 (a)	670,000	745,187
5% 1/1/27 (a)	350,000	425,922
5% 1/1/28 (a)	430,000	520,786
5% 1/1/29 (a)	225,000	271,892
5% 1/1/30 (a)	475,000	569,786
5% 1/1/31 (a)	200,000	238,434
5% 1/1/32 (a)	200,000	237,290
5% 1/1/33 (a)	220,000	260,117
5% 1/1/34 (a)	225,000	265,066
5% 1/1/35 (a)	225,000	264,051
5% 1/1/36 (a)	220,000	257,446
5% 1/1/37 (a)	250,000	291,703
5% 1/1/41 (a)	725,000	838,057
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,010,599
5% 11/15/28	1,380,000	1,633,340
5% 11/15/29	1,000,000	1,176,770
5% 11/15/30	1,000,000	1,171,720
5% 11/15/31	3,665,000	4,275,442
5% 11/15/32	2,200,000	2,558,578
Series 2018 A:
5% 11/15/35	2,500,000	3,030,475
5% 11/15/36	2,500,000	3,017,700
Minneapolis Spl. School District:
(MN SD Cr. Enhancement Prog.):
Series 2017 B, 5% 2/1/29	2,590,000	3,276,764
Series 2018 A, 5% 2/1/33	1,000,000	1,237,410
Series 2018 B, 5% 2/1/33	3,190,000	3,947,338
Series 2017 A, 4% 2/1/33	1,415,000	1,608,657
Series 2017 B:
4% 2/1/33	2,595,000	2,950,152
4% 2/1/34	2,595,000	2,939,746
Minneapolis Spl. School District #1 Ctfs. of Prtn. Series 2016 C, 5% 2/1/31	1,915,000	2,331,953
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1, 5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,819,525
Minnesota Ctfs. Prtn. (Minnesota Gen. Oblig. Proj.) Series 2014, 5% 6/1/39	2,445,000	2,791,090
Minnesota Gen. Oblig.:
Series 2010 D:
5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	15,000	15,600
5% 8/1/22 (Pre-Refunded to 8/1/20 @ 100)	70,000	72,800
5% 8/1/23	9,855,000	10,245,948
5% 8/1/23 (Pre-Refunded to 8/1/20 @ 100)	145,000	150,800
Series 2011 B:
5% 10/1/24	2,500,000	2,704,250
5% 10/1/30	3,000,000	3,231,210
Series 2013 A, 5% 8/1/25	3,780,000	4,327,609
Series 2015 A, 5% 8/1/33	1,900,000	2,246,351
Series 2017 A:
5% 10/1/31	5,000,000	6,200,200
5% 10/1/33	3,335,000	4,112,589
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,012,330
(Macalester College, MN Proj.) Series 2017:
5% 3/1/28	400,000	492,956
5% 3/1/30	500,000	611,105
(Univ. of St Thomas) Series 2017 A:
5% 10/1/27	500,000	626,195
5% 10/1/28	735,000	910,467
5% 10/1/29	750,000	923,085
5% 10/1/30	655,000	800,672
Series 2017 A, 4% 10/1/35	800,000	882,888
Series 2017:
5% 3/1/28	2,000,000	2,476,120
5% 3/1/31	1,000,000	1,220,190
5% 10/1/31	590,000	706,177
5% 3/1/34	530,000	638,666
5% 10/1/34	440,000	519,354
5% 10/1/35	555,000	652,563
Series 2018 A:
5% 10/1/34	1,140,000	1,338,987
5% 10/1/45	3,650,000	4,189,580
Series 2019:
5% 10/1/29	400,000	507,028
5% 10/1/40	1,000,000	1,215,240
Series Eight-G, 5% 12/1/31	1,000,000	1,177,340
Series Eight-J:
5% 3/1/26	1,015,000	1,195,244
5% 3/1/27	500,000	587,015
Series Eight-L:
5% 4/1/28	920,000	1,105,536
5% 4/1/29	1,005,000	1,203,970
5% 4/1/35	500,000	584,130
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	2,000,000	2,034,500
Series 2015 A:
5% 8/1/29	1,000,000	1,164,280
5% 8/1/30	1,000,000	1,159,510
5% 8/1/31	1,000,000	1,154,150
5% 8/1/32	1,000,000	1,153,240
5% 8/1/33	1,000,000	1,151,570
Series 2019 B, 4.25% 7/1/49	5,000,000	5,468,650
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014 A, 5% 10/1/26	830,000	970,602
Series 2014:
5% 10/1/26	630,000	736,722
5% 10/1/27	750,000	874,298
5% 10/1/30	1,000,000	1,158,200
Series 2016:
4% 10/1/41	1,000,000	1,083,300
5% 10/1/32	1,500,000	1,790,490
5% 10/1/33	400,000	476,760
5% 10/1/35	400,000	473,580
5% 10/1/36	1,000,000	1,180,720
5% 10/1/47	2,000,000	2,331,540
Minnesota Pub. Facilities Auth. Rev. Series 2016 A:
5% 3/1/29	5,000,000	6,057,500
5% 3/1/30	5,150,000	6,211,467
Minnesota State Colleges & Univs. Board of Trustees Rev. Series 2011 A, 5% 10/1/30	1,495,000	1,604,703
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	14,021,922
5% 3/1/28	4,275,000	4,667,360
5% 3/1/29	2,250,000	2,452,793
Series 2014 A:
5% 6/1/27	5,000,000	5,675,250
5% 6/1/38	5,000,000	5,604,100
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,500,000	2,805,775
Mounds View Independent School District #621 Series 2018 A, 5% 2/1/29	6,840,000	8,499,384
North Branch Independent School District #138 Series 2017 A, 4% 2/1/29	2,015,000	2,313,925
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A:
5% 1/1/23	850,000	950,300
5% 1/1/24	650,000	725,290
5% 1/1/25	975,000	1,085,468
5% 1/1/31	1,740,000	1,912,678
Series 2016:
5% 1/1/28	500,000	595,385
5% 1/1/29	620,000	734,731
5% 1/1/30	520,000	612,232
5% 1/1/31	350,000	409,609
Series 2017:
5% 1/1/29	460,000	557,295
5% 1/1/31	400,000	477,784
5% 1/1/33	475,000	560,187
5% 1/1/35	520,000	609,861
Rochester Elec. Util. Rev.:
Series 2013 B:
5% 12/1/26	570,000	652,827
5% 12/1/27	275,000	314,584
5% 12/1/28	275,000	313,574
5% 12/1/43	1,000,000	1,126,810
Series 2017 A:
5% 12/1/42	1,100,000	1,290,333
5% 12/1/47	1,000,000	1,171,230
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,103,520
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/21	790,000	843,072
5% 7/1/22	350,000	384,829
5% 7/1/24	300,000	338,631
5% 7/1/27	245,000	274,630
5% 7/1/28	225,000	251,474
5% 7/1/33	1,225,000	1,345,344
Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,100,000	1,178,914
Series 2016 B, 5% 11/15/35	4,000,000	5,471,960
Roseville Independent School District #623:
(Minnesota Gen. Oblig.) Series 2018 A, 5% 2/1/31	5,000,000	6,026,000
(MN School District Cr. Enhancement Prog.) Series 2018 A:
5% 2/1/26	2,400,000	2,894,784
5% 2/1/29	5,180,000	6,312,711
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,135,835
Series 2016 A:
5% 5/1/29	1,000,000	1,196,970
5% 5/1/30	1,000,000	1,190,720
5% 5/1/31	1,000,000	1,184,820
5% 5/1/46	5,000,000	5,768,850
Series 2019, 5% 5/1/48	5,000,000	5,978,800
5.125% 5/1/30	310,000	319,052
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A:
5% 11/15/27 (Pre-Refunded to 11/15/25 @ 100)	2,515,000	3,037,592
5% 11/15/30 (Pre-Refunded to 11/15/25 @ 100)	1,585,000	1,914,347
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,173,930
5% 11/1/28	1,000,000	1,168,020
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,135,400
5% 9/1/24	1,000,000	1,152,160
5% 9/1/25	1,345,000	1,548,324
5% 9/1/26	1,575,000	1,806,998
5% 9/1/28	1,000,000	1,142,410
5% 9/1/34	1,065,000	1,184,142
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	14,317,187
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,785,706
Series 2015 A:
5% 1/1/28	1,000,000	1,199,570
5% 1/1/34	1,695,000	1,982,947
5% 1/1/36	1,000,000	1,163,620
5% 1/1/41	1,000,000	1,152,350
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Fairview Hsp & Hltcare Srv Sys. Proj.) 5% 11/15/47	13,350,000	15,529,372
Series 2015 A:
5% 7/1/29	5,000,000	5,830,400
5% 7/1/30	5,000,000	5,790,650
Series 2017 A:
5% 11/15/30	650,000	790,933
5% 11/15/31	845,000	1,023,912
5% 11/15/33	800,000	962,568
5% 11/15/34	665,000	797,288
Univ. of Minnesota Gen. Oblig.:
Series 2016:
5% 4/1/37	2,125,000	2,511,538
5% 4/1/41	6,000,000	7,037,760
Series 2017 A:
5% 9/1/33	5,025,000	6,183,313
5% 9/1/37	3,880,000	4,709,466
Series 2017 B, 5% 12/1/32	2,000,000	2,479,760
Series 2019 A, 5% 4/1/44	2,000,000	2,459,600
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,934,955
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,248,354
Virginia Independent School District #706 Series 2019 A, 5% 2/1/31 (c)	5,000,000	6,179,650
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A, 4% 2/1/41	2,400,000	2,615,784
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	5,580,950
5% 1/1/27	2,150,000	2,398,261
5% 1/1/30	1,000,000	1,112,220
Series 2014 A:
5% 1/1/31	1,750,000	1,989,663
5% 1/1/35	1,595,000	1,803,371
5% 1/1/40	1,500,000	1,688,310
5% 1/1/46	11,270,000	12,666,353
Series 2015 A, 5% 1/1/31	1,820,000	2,168,839
Series 2018 A, 5% 1/1/49	2,000,000	2,407,840
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/28	1,000,000	1,233,780
5% 6/1/30	500,000	608,410
5% 6/1/31	700,000	846,531
5% 6/1/33	1,000,000	1,201,170
Wright County Ctfs. of Prtn. Series 2019 A:
5% 12/1/30 (c)	1,000,000	1,273,420
5% 12/1/31 (c)	1,000,000	1,266,140

TOTAL MINNESOTA		547,850,119

TOTAL MUNICIPAL BONDS
(Cost $524,676,792)		550,013,329

Municipal Notes - 2.3%
Minnesota - 2.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B2, 1.95% 7/1/19, LOC JPMorgan Chase Bank, VRDN (b)	2,500,000	$2,500,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 1.85% 7/1/19, LOC Wells Fargo Bank NA, VRDN (b)	2,740,000	2,740,000
Rochester Health Care Facilities Rev.:
Series A, 1.8% 7/5/19, VRDN (b)	2,050,000	2,050,000
Series B, 1.8% 7/5/19 (Liquidity Facility Northern Trust Co.), VRDN (b)	5,500,000	5,500,000
TOTAL MUNICIPAL NOTES
(Cost $12,790,000)		12,790,000
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $537,466,792)		562,803,329
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,289,064)
NET ASSETS - 100%		$560,514,265

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.9%
Health Care	26.6%
Electric Utilities	15.3%
Education	9.7%
Transportation	7.9%
Others* (Individually Less Than 5%)	5.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $537,466,792)		$562,803,329
Cash		59,440
Receivable for fund shares sold		224,358
Interest receivable		7,055,458
Other receivables		1,467
Total assets		570,144,052
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,750,000
Payable for fund shares redeemed	260,018
Distributions payable	377,788
Accrued management fee	162,107
Other affiliated payables	53,239
Other payables and accrued expenses	26,635
Total liabilities		9,629,787
Net Assets		$560,514,265
Net Assets consist of:
Paid in capital		$534,897,815
Total distributable earnings (loss)		25,616,450
Net Assets, for 47,426,276 shares outstanding		$560,514,265
Net Asset Value, offering price and redemption price per share ($560,514,265 ÷ 47,426,276 shares)		$11.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$7,846,293
Expenses
Management fee	$951,187
Transfer agent fees	247,217
Accounting fees and expenses	67,617
Custodian fees and expenses	2,055
Independent trustees' fees and expenses	978
Registration fees	30,556
Audit	29,383
Legal	8,623
Miscellaneous	1,968
Total expenses before reductions	1,339,584
Expense reductions	(2,808)
Total expenses after reductions		1,336,776
Net investment income (loss)		6,509,517
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		242,479
Total net realized gain (loss)		242,479
Change in net unrealized appreciation (depreciation) on investment securities		19,498,298
Net gain (loss)		19,740,777
Net increase (decrease) in net assets resulting from operations		$26,250,294

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,509,517	$13,460,940
Net realized gain (loss)	242,479	875,406
Change in net unrealized appreciation (depreciation)	19,498,298	(11,229,023)
Net increase (decrease) in net assets resulting from operations	26,250,294	3,107,323
Distributions to shareholders	(7,242,292)	(14,369,680)
Share transactions
Proceeds from sales of shares	54,388,307	89,718,949
Reinvestment of distributions	4,788,800	9,857,381
Cost of shares redeemed	(40,767,064)	(115,136,318)
Net increase (decrease) in net assets resulting from share transactions	18,410,043	(15,559,988)
Total increase (decrease) in net assets	37,418,045	(26,822,345)
Net Assets
Beginning of period	523,096,220	549,918,565
End of period	$560,514,265	$523,096,220
Other Information
Shares
Sold	4,672,537	7,882,945
Issued in reinvestment of distributions	411,741	867,301
Redeemed	(3,511,221)	(10,141,334)
Net increase (decrease)	1,573,057	(1,391,088)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$11.64	$11.42	$11.75	$11.77	$11.39
Income from Investment Operations
Net investment income (loss)A	.141	.282	.285	.300	.317	.329
Net realized and unrealized gain (loss)	.426	(.211)	.229	(.286)	.030	.443
Total from investment operations	.567	.071	.514	.014	.347	.772
Distributions from net investment income	(.141)	(.282)	(.285)	(.300)	(.317)	(.329)
Distributions from net realized gain	(.016)	(.019)	(.009)	(.044)	(.050)	(.063)
Total distributions	(.157)	(.301)	(.294)	(.344)	(.367)	(.392)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.82	$11.41	$11.64	$11.42	$11.75	$11.77
Total ReturnC,D	5.00%	.65%	4.55%	.08%	3.00%	6.85%
Ratios to Average Net AssetsE
Expenses before reductions	.50%F	.50%	.49%	.50%	.50%	.49%
Expenses net of fee waivers, if any	.50%F	.50%	.49%	.50%	.49%	.49%
Expenses net of all reductions	.50%F	.49%	.49%	.50%	.49%	.49%
Net investment income (loss)	2.44%F	2.48%	2.46%	2.54%	2.71%	2.82%
Supplemental Data
Net assets, end of period (000 omitted)	$560,514	$523,096	$549,919	$521,553	$505,992	$506,314
Portfolio turnover rate	10%F	14%	11%	13%	13%	15%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$25,367,327
Gross unrealized depreciation	(30,790)
Net unrealized appreciation (depreciation)	$25,336,537
Tax cost	$537,466,792

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $45,409,853 and $26,954,744, respectively.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .09% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $756 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's. During the period, these credits reduced the Fund's custody expenses by $1,489.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,319.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	.50%	$1,000.00	$1,050.00	$2.54
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

MNF-SANN-0819
1.705580.121

Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Money Market Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2019

% of fund's net assets
Health Care	36.4
Education	20.3
General Obligations	18.6
Special Tax	5.7
Electric Utilities	4.7

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	4.6%
AA,A	78.6%
BBB	10.5%
BB and Below	2.2%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (a)	$900,000	$1,039,482
6.375% 10/1/43 (a)	735,000	851,527
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,108,690

TOTAL GUAM		2,999,699

Ohio - 96.8%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,094,500
5% 11/15/23	3,245,000	3,540,198
Series 2016:
5% 11/15/22	1,020,000	1,123,816
5.25% 11/15/32	1,000,000	1,180,360
5.25% 11/15/34	1,500,000	1,759,950
5.25% 11/15/41	10,295,000	11,913,477
5.25% 11/15/46	1,500,000	1,728,930
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,426,200
5% 8/1/42	4,175,000	4,846,549
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.) Series 2012 B, 5.25% 2/15/26 (Pre-Refunded to 2/15/22 @ 100)	1,875,000	2,061,525
(Greenup Hydroelectric Proj.) Series 2016 A, 5% 2/15/41	3,005,000	3,442,438
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,563,968
5% 2/15/42	3,000,000	3,344,220
Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (b)	7,000,000	7,067,480
Series 2019 A, 2.3%, tender 2/15/22 (b)	6,000,000	6,090,540
Beavercreek City School District Series 2015, 5% 12/1/29	1,500,000	1,762,530
Bowling Green Univ. Gen. Receipts Series 2016 A, 5% 6/1/42	1,000,000	1,139,730
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,428,980
Series 2016 X:
5% 5/15/31	3,225,000	4,208,464
5% 5/15/32	3,950,000	5,205,350
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	9,906,660
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,670,680
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,145,128
Cleveland Arpt. Sys. Rev. Series 2018 A:
5% 1/1/43 (FSA Insured) (a)	1,750,000	2,036,860
5% 1/1/48 (FSA Insured) (a)	3,000,000	3,475,020
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,629,368
Series 2015:
5% 12/1/26	1,500,000	1,808,775
5% 12/1/27	2,000,000	2,397,500
5% 12/1/29	1,250,000	1,486,175
Series C, 5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,188,278
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,227,580
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/29	600,000	746,718
5% 10/1/30	420,000	521,241
5% 10/1/31	650,000	802,334
5% 10/1/33	600,000	731,490
5% 10/1/36	700,000	843,416
5% 10/1/39	2,040,000	2,437,596
5% 10/1/43	5,000,000	5,923,350
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,401,973
Series 2015 A:
5% 12/1/24	3,725,000	4,213,459
5% 12/1/27	1,750,000	1,970,238
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,387,314
5% 11/15/35	1,245,000	1,449,392
5% 11/15/36	450,000	522,284
5% 11/15/45	2,000,000	2,293,100
Cleveland Pub. Pwr. Sys. Rev. Series 2018:
5% 11/15/23 (FSA Insured)	360,000	411,822
5% 11/15/24 (FSA Insured)	475,000	556,083
5% 11/15/25 (FSA Insured)	200,000	238,886
5% 11/15/26 (FSA Insured)	265,000	322,123
5% 11/15/27 (FSA Insured)	220,000	271,729
5% 11/15/28 (FSA Insured)	150,000	186,081
5% 11/15/29 (FSA Insured)	210,000	258,905
5% 11/15/30 (FSA Insured)	530,000	649,229
5% 11/15/32 (FSA Insured)	365,000	442,690
5% 11/15/34 (FSA Insured)	785,000	945,368
5% 11/15/36 (FSA Insured)	1,000,000	1,196,320
5% 11/15/38 (FSA Insured)	830,000	986,472
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,077,248
5% 6/1/25	2,500,000	2,702,275
5% 6/1/26	3,075,000	3,319,247
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	5,887,226
Series 2015 Y:
4% 1/1/28	650,000	713,921
4% 1/1/29	1,040,000	1,139,195
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,877,290
Columbus City School District 5% 12/1/31	5,000,000	6,001,050
Columbus Gen. Oblig. Series 2014 A, 4% 2/15/28	5,000,000	5,526,450
Columbus Metropolitan Library Facility Series 2012 1, 5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	530,000	557,687
Cuyahoga County Econ. Dev. Rev.:
(The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	409,487
5% 1/1/30	250,000	315,883
5% 1/1/31	325,000	407,758
5% 1/1/32	500,000	621,460
5% 1/1/33	400,000	493,372
5% 1/1/34	300,000	368,619
5% 1/1/36	440,000	536,488
5% 1/1/37	400,000	485,912
5% 1/1/39	1,400,000	1,690,080
5% 1/1/40	1,620,000	1,950,431
Series 2019, (The Cleveland Orchestra Proj.) 5% 1/1/35	500,000	611,870
Cuyahoga County Gen. Oblig. Series 2012 A, 4% 12/1/27	1,575,000	1,628,865
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,014,250
5% 2/15/27	1,700,000	1,983,968
5% 2/15/28	2,385,000	2,773,874
5% 2/15/30	3,000,000	3,454,380
5% 2/15/31	1,500,000	1,717,710
5% 2/15/32	1,450,000	1,653,986
Dayton Gen. Oblig.:
4% 12/1/22	750,000	778,140
4% 12/1/25	1,540,000	1,595,794
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,280,550
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/23	1,395,000	1,513,129
4% 12/1/24	1,490,000	1,616,337
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,467,350
5% 12/1/26	3,045,000	3,569,654
5% 12/1/32	5,920,000	6,885,966
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	3,600,000	4,093,704
Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (b)	2,635,000	2,962,030
Series 2016 C:
4% 11/1/40	3,000,000	3,256,800
5% 11/1/33	2,610,000	3,140,744
5% 11/1/34	2,155,000	2,581,000
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	5,920,000	7,128,094
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	720,000	844,531
Greater Cleveland Reg'l. Transit Auth. Series 2012, 5% 12/1/23	660,000	716,846
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,580,445
5% 12/1/26	1,500,000	1,757,595
5% 12/1/28	1,550,000	1,811,129
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,139,350
5% 12/1/27	3,825,000	4,349,293
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,309,930
5.25% 6/1/27	3,000,000	3,296,430
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,516,793
5% 1/1/36	3,450,000	3,833,054
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	775,000	853,531
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,578,175
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (Pre-Refunded to 6/1/21 @ 100)	4,100,000	4,477,446
Kent State Univ. Revs.:
Series 2012 A:
5% 5/1/24	1,385,000	1,521,852
5% 5/1/25	1,500,000	1,647,330
5% 5/1/26	2,220,000	2,436,117
Series 2016, 5% 5/1/30	1,125,000	1,351,496
Lake County Hosp. Facilities Rev. Series 2015:
5% 8/15/27	770,000	896,642
5% 8/15/45	11,000,000	12,161,151
Lakewood City School District Series 2014 C, 5% 12/1/25	1,300,000	1,539,369
Lancaster City School District Series 2012:
5% 10/1/37 (Pre-Refunded to 10/1/22 @ 100)	2,000,000	2,236,540
5% 10/1/49	2,860,000	3,123,206
5% 10/1/49 (Pre-Refunded to 10/1/22 @ 100)	140,000	156,083
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	6,105,000	7,104,083
Series 2019:
5% 8/1/19	790,000	792,276
5% 8/1/20	650,000	674,999
5% 2/1/21	285,000	300,780
5% 2/1/22	200,000	217,692
5% 2/1/23	100,000	111,952
5% 8/1/24	655,000	761,215
Lucas County Hosp. Rev. Series 2011, 5% 11/15/25 (Pre-Refunded to 11/15/21 @ 100)	1,780,000	1,930,107
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	8,261,460
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	6,415,145
5% 8/1/49	2,200,000	2,556,950
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,345,840
Miamisburg City School District Series 2016:
5% 12/1/28	500,000	598,955
5% 12/1/29	300,000	357,681
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,192,180
Series 2012 A, 5% 8/1/47	5,725,000	6,115,102
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	527,710
5% 12/1/28	1,400,000	1,664,362
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,517,850
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	4,005,000	4,269,610
5% 2/15/48	3,495,000	3,718,960
North Olmsted City School District Series 2015 A:
5% 12/1/26 (Pre-Refunded to 12/1/23 @ 100)	665,000	770,210
5% 12/1/27 (Pre-Refunded to 12/1/23 @ 100)	220,000	254,806
5% 12/1/28 (Pre-Refunded to 12/1/23 @ 100)	365,000	422,747
5% 12/1/29 (Pre-Refunded to 12/1/23 @ 100)	500,000	579,105
5% 12/1/30 (Pre-Refunded to 12/1/23 @ 100)	750,000	868,658
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,061,000
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,373,569
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,297,973
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/32	1,625,000	1,986,384
5% 10/1/33	1,500,000	1,825,485
5% 10/1/35	1,450,000	1,749,077
5% 10/1/36	1,250,000	1,503,213
5% 10/1/37	1,430,000	1,714,270
Ohio Gen. Oblig. Series 2016 A, 5% 2/1/31	4,255,000	5,063,790
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	875,000	907,218
Series 2016, 5% 12/1/40	2,000,000	2,345,640
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,724,554
5% 11/1/29	1,325,000	1,560,784
5% 11/1/30	2,285,000	2,679,505
(Denison Univ., Proj.) Series 2017 B, 5% 11/1/26	1,505,000	1,853,603
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	905,678
(Kenyon College 2015 Proj.) 5% 7/1/41	5,100,000	5,787,786
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,607,680
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	438,148
4% 7/1/37	450,000	491,265
5% 7/1/28	400,000	492,816
5% 7/1/29	735,000	901,264
5% 7/1/30	300,000	364,887
5% 7/1/31	400,000	482,496
5% 7/1/33	650,000	778,850
5% 7/1/35	700,000	833,105
5% 7/1/42	1,400,000	1,640,044
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,767,842
5% 9/1/45	4,255,000	5,066,173
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,548,775
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,181,280
(Univ. of Dayton Proj.):
Series 2013:
5% 12/1/23	540,000	600,755
5% 12/1/24	585,000	650,818
5% 12/1/25	1,000,000	1,112,160
5% 12/1/26	1,195,000	1,330,298
5% 12/1/27	2,300,000	2,557,968
Series 2018 B:
4% 12/1/33	1,155,000	1,288,044
5% 12/1/19	1,000,000	1,014,915
5% 12/1/21	1,000,000	1,084,630
5% 12/1/23	1,000,000	1,148,080
5% 12/1/25	1,065,000	1,281,206
5% 12/1/27	1,000,000	1,249,310
5% 12/1/29	1,310,000	1,631,684
5% 12/1/31	1,130,000	1,384,171
5% 12/1/35	1,000,000	1,208,140
5% 12/1/36	1,000,000	1,204,120
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,160,940
5% 5/1/28	1,000,000	1,152,620
5% 5/1/29	855,000	980,762
5% 5/1/31	1,005,000	1,141,509
Ohio Hosp. Facilities Rev.:
Series 2011 A, 5% 1/1/32	3,500,000	3,674,160
Series 2017 A, 5% 1/1/32	2,000,000	2,454,400
Series 2019 B, 4% 1/1/40	3,000,000	3,297,690
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,550,550
5% 1/15/41	5,000,000	5,704,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50 (c)	6,250,000	7,001,000
(Mtg. Backed Securities Programs) Series 2017 B, 4.5% 3/1/47 (a)	800,000	862,016
Ohio Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.5%, tender 9/3/19 (b)	9,000,000	9,000,851
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,351,057
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,201,190
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/29	2,535,000	3,124,565
5% 4/1/30	2,250,000	2,755,485
5% 4/1/31	2,000,000	2,432,460
5% 4/1/33	1,850,000	2,228,066
5% 4/1/35	2,395,000	2,865,761
Ohio State Univ. Gen. Receipts Series 2013 A:
5% 6/1/28	2,000,000	2,252,500
5% 6/1/38	3,500,000	3,899,630
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,706,000
Ohio Univ. Gen. Receipts Athens Series 2013, 5% 12/1/24	5,075,000	5,654,971
Ohio Wtr. Dev. Auth. Rev. (Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,204,447
Olentangy Local School District 5% 12/1/32	1,275,000	1,518,436
Princeton City School District Series 2014, 5% 12/1/39	2,750,000	3,154,553
Reynoldsburg City School District 4% 12/1/30	2,375,000	2,631,928
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	5,000,000	5,901,800
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/24	970,000	1,105,868
5% 2/15/28	5,030,000	5,932,181
5% 2/15/30	3,860,000	4,501,609
5% 2/15/32	2,550,000	2,942,292
5% 2/15/33	2,460,000	2,828,188
5% 2/15/34	4,450,000	5,096,007
South-Western City School District Franklin & Pickway County:
(Intercept) Series 2012, 5% 12/1/36	400,000	436,456
Series 2012, 5% 12/1/36 (Pre-Refunded to 6/1/22 @ 100)	1,600,000	1,767,744
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,717,093
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	513,783
5% 1/1/25	1,025,000	1,202,417
5% 1/1/33	5,000,000	5,884,000
Univ. of Cincinnati Gen. Receipts:
Series 2012 C, 4% 6/1/28	2,000,000	2,149,220
Series 2013 A:
5% 6/1/33	4,085,000	4,554,693
5% 6/1/34	5,130,000	5,707,535
Series 2016 A:
5% 6/1/32	745,000	886,498
5% 6/1/33	800,000	949,616
5% 6/1/34	585,000	690,183
Series 2016 C, 5% 6/1/41	2,585,000	3,002,167
Series F:
5% 6/1/32	1,995,000	2,089,364
5% 6/1/32 (Pre-Refunded to 12/1/20 @ 100)	5,000	5,250
Univ. of Toledo Gen. Receipts:
Series 2017 B, 5% 6/1/31	2,470,000	3,224,659
Series 2018 A:
5% 6/1/26	600,000	728,160
5% 6/1/27	350,000	433,174
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,621,080
5% 12/1/25	1,500,000	1,784,400
5% 12/1/26	1,890,000	2,289,149
5% 12/1/27	1,340,000	1,641,232
5% 12/1/28	1,400,000	1,697,570
5% 12/1/29	825,000	994,430
5% 12/1/30	1,700,000	2,036,617
5% 12/1/31	750,000	891,698
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,575,800
Wood County Hosp. Facilities Rev.:
(Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,746,085
(Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	2,000,000	2,113,420
5% 12/1/42	125,000	130,593
Wright State Univ. Gen. Receipts Series 2011 A:
5% 5/1/20	1,650,000	1,696,066
5% 5/1/21	1,080,000	1,144,454
5% 5/1/23	2,665,000	2,817,705

TOTAL OHIO		632,937,141

TOTAL MUNICIPAL BONDS
(Cost $603,583,799)		635,936,840

Municipal Notes - 3.0%
Ohio - 3.0%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 1.8% 7/1/19, LOC MUFG Union Bank NA, VRDN (b)	12,100,000	$12,100,000
Montgomery County Hosp. Rev. Series 2016 E, 1.97% 7/1/19, LOC Barclays Bank PLC, VRDN (b)	1,500,000	1,500,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 1.92% 7/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	1,750,000	1,750,000
Series 2013 B, 1.85% 7/1/19 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,600,000	4,600,000
TOTAL MUNICIPAL NOTES
(Cost $19,949,998)		19,950,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $623,533,797)		655,886,840
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,278,064)
NET ASSETS - 100%		$653,608,776

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	36.4%
Education	20.3%
General Obligations	18.6%
Special Tax	5.7%
Others* (Individually Less Than 5%)	19.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $623,533,797)		$655,886,840
Cash		256,465
Receivable for fund shares sold		147,910
Interest receivable		5,711,203
Other receivables		1,735
Total assets		662,004,153
Liabilities
Payable for investments purchased on a delayed delivery basis	$7,001,000
Payable for fund shares redeemed	616,440
Distributions payable	499,257
Accrued management fee	192,328
Other affiliated payables	59,438
Other payables and accrued expenses	26,914
Total liabilities		8,395,377
Net Assets		$653,608,776
Net Assets consist of:
Paid in capital		$620,068,154
Total distributable earnings (loss)		33,540,622
Net Assets, for 53,114,210 shares outstanding		$653,608,776
Net Asset Value, offering price and redemption price per share ($653,608,776 ÷ 53,114,210 shares)		$12.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$9,844,199
Expenses
Management fee	$1,125,288
Transfer agent fees	277,038
Accounting fees and expenses	75,280
Custodian fees and expenses	2,303
Independent trustees' fees and expenses	1,153
Registration fees	16,450
Audit	29,383
Legal	2,901
Miscellaneous	2,469
Total expenses before reductions	1,532,265
Expense reductions	(3,267)
Total expenses after reductions		1,528,998
Net investment income (loss)		8,315,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,195,529
Total net realized gain (loss)		1,195,529
Change in net unrealized appreciation (depreciation) on investment securities		20,651,444
Net gain (loss)		21,846,973
Net increase (decrease) in net assets resulting from operations		$30,162,174

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,315,201	$17,354,397
Net realized gain (loss)	1,195,529	255,765
Change in net unrealized appreciation (depreciation)	20,651,444	(16,148,891)
Net increase (decrease) in net assets resulting from operations	30,162,174	1,461,271
Distributions to shareholders	(8,472,888)	(19,076,332)
Share transactions
Proceeds from sales of shares	43,250,654	81,600,273
Reinvestment of distributions	5,469,329	12,319,390
Cost of shares redeemed	(33,106,085)	(137,357,769)
Net increase (decrease) in net assets resulting from share transactions	15,613,898	(43,438,106)
Total increase (decrease) in net assets	37,303,184	(61,053,167)
Net Assets
Beginning of period	616,305,592	677,358,759
End of period	$653,608,776	$616,305,592
Other Information
Shares
Sold	3,583,143	6,872,638
Issued in reinvestment of distributions	451,045	1,039,123
Redeemed	(2,740,682)	(11,595,747)
Net increase (decrease)	1,293,506	(3,683,986)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$12.20	$11.91	$12.29	$12.26	$11.48
Income from Investment Operations
Net investment income (loss)A	.158	.321	.330	.339	.363	.384
Net realized and unrealized gain (loss)	.423	(.279)	.377	(.308)	.147	.780
Total from investment operations	.581	.042	.707	.031	.510	1.164
Distributions from net investment income	(.158)	(.321)	(.330)	(.339)	(.363)	(.384)
Distributions from net realized gain	(.003)	(.031)	(.087)	(.072)	(.117)	–
Total distributions	(.161)	(.352)	(.417)	(.411)	(.480)	(.384)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$12.31	$11.89	$12.20	$11.91	$12.29	$12.26
Total ReturnC,D	4.92%	.39%	6.03%	.19%	4.24%	10.26%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.49%F	.48%	.48%	.48%	.48%	.48%
Net investment income (loss)	2.64%F	2.70%	2.73%	2.72%	2.97%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$653,609	$616,306	$677,359	$657,105	$636,261	$598,694
Portfolio turnover rate	14%F	11%	24%	17%	17%	7%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2019

Days	% of fund's investments 6/30/19
1 - 7	70.9
8 - 30	0.8
31 - 60	9.8
61 - 90	3.3
91 - 180	7.2
> 180	8.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Variable Rate Demand Notes (VRDNs)	41.5%
Tender Option Bond	32.0%
Other Municipal Security	22.4%
Investment Companies	3.8%
Net Other Assets (Liabilities)	0.3%

Current 7-Day Yields

6/28/19
Fidelity® Ohio Municipal Money Market Fund	1.41%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending June 30, 2019, the most recent period shown in the table, would have been 1.24%.

Fidelity® Ohio Municipal Money Market Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 41.5%
	Principal Amount	Value
Alabama - 0.5%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.13% 7/5/19, VRDN (a)(b)	$1,260,000	$1,260,000
Arkansas - 1.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2.13% 7/5/19, VRDN (a)(b)	400,000	400,000
Series 2002, 2.15% 7/5/19, VRDN (a)(b)	2,700,000	2,700,000
		3,100,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 2.2% 7/5/19, VRDN (a)(b)	500,000	500,000
Series 2003 B, 2.11% 7/5/19, VRDN (a)(b)	400,000	400,000
		900,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 A, 2.13% 7/5/19, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.1% 7/5/19, VRDN (b)	700,000	700,000
		1,000,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 2.05% 7/5/19, VRDN (b)	100,000	100,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2.13% 7/5/19, VRDN (a)(b)	700,000	700,000
Ohio - 38.2%
Allen County Hosp. Facilities Rev. Series 2012 B, 2.05% 7/5/19, VRDN (b)	20,325,000	20,325,002
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.97% 7/5/19, LOC Northern Trust Co., VRDN (b)	12,995,000	12,995,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.95% 7/5/19, LOC RBS Citizens NA, VRDN (b)	450,000	450,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 2.009% 7/5/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	905,000	905,000
Montgomery County Hosp. Rev. Series 2016 C, 1.97% 7/1/19, LOC Barclays Bank PLC, VRDN (b)	600,000	600,000
Ohio Hosp. Rev.:
Series 2018 B, 1.89% 7/5/19, LOC PNC Bank NA, VRDN (b)	1,720,000	1,720,000
Series 2018, 1.95% 7/1/19, LOC PNC Bank NA, VRDN (b)	1,070,000	1,070,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 1.9% 7/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,000,000	3,000,000
Series 2016 G, 1.9% 7/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	13,930,000	13,930,000
Series 2016 H, 1.9% 7/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,715,000	15,715,000
Series 2016 I, 1.9% 7/5/19 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.97% 7/5/19, LOC Bank of America NA, VRDN (a)(b)	13,000,000	13,000,000
FHLMC Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Wingate at Belle Meadows Proj.) 1.93% 7/5/19, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	8,385,000	8,385,000
FNMA Franklin County Multi-family Rev. Series 2002, 1.93% 7/5/19, LOC Fannie Mae, VRDN (a)(b)	4,850,000	4,850,000
		100,395,002
South Carolina - 0.0%
Berkeley County Indl. Dev. Rev. Series A, 2.15% 7/5/19, VRDN (a)(b)	100,000	100,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 2.1% 7/5/19, VRDN (a)(b)	1,400,000	1,400,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 2.05% 7/5/19, VRDN (b)	100,000	100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $109,055,002)		109,055,002

Tender Option Bond - 32.0%
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)(f)	100,000	100,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	100,000	100,000
Ohio - 31.9%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 2% 7/5/19 (Liquidity Facility Citibank NA) (b)(c)(f)	4,340,000	4,340,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)	3,750,000	3,750,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)	3,600,000	3,600,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2.02% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(f)	3,900,000	3,900,000
Forest Hills Local School District Participating VRDN Series Floaters G30, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)	2,300,000	2,300,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 1.94% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)	2,670,000	2,670,000
Series 16 XL0004, 1.94% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)	2,700,000	2,700,000
Kettering Med. Ctr., Inc., Participating VRDN Series Floaters BAML 50 03, 1.94% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(f)	2,800,000	2,800,000
Lakewood City School District Bonds Series Solar 0067, 2.03%, tender 8/22/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)(f)	4,185,000	4,185,000
Miami County Hosp. Facilities Rev. Participating VRDN Series Floaters XG 02 25, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)	3,000,000	3,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(f)	6,420,000	6,420,000
Montgomery County Hosp. Rev. Participating VRDN Series Floaters BAML 50 02, 1.94% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(f)	2,900,000	2,900,000
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Participating VRDN:
Series Floaters XF 07 18, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)	3,750,000	3,750,000
Series Floaters ZF 06 70, 1.93% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(f)	2,000,000	2,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(f)	3,600,000	3,600,000
Series XG 00 69, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)	2,500,000	2,500,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 83, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)	2,800,000	2,800,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.1%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	3,500,000	3,500,000
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 1.94% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)	3,000,000	3,000,000
the Cleveland Clinic Foundation Participating VRDN Series Floaters XF 05 73, 1.93% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)	3,990,000	3,990,000
Univ. of Cincinnati Gen. Receipts Participating VRDN:
Series Floaters XF 24 38, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)	4,000,000	4,000,000
Series Floaters ZM 06 46, 1.93% 7/5/19 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)	4,200,000	4,200,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.98% 7/5/19 (Liquidity Facility Citibank NA) (b)(c)(f)	3,500,000	3,500,000
		83,885,000
Texas - 0.0%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(f)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $84,185,000)		84,185,000

Other Municipal Security - 22.4%
Florida - 0.6%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	1,500,000	1,500,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.9% tender 7/25/19, CP mode (a)	1,100,000	1,100,000
Series 1990 A1, 1.99% tender 9/25/19, CP mode (a)	1,000,000	1,000,000
		2,100,000
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.385%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(e)	400,000	400,020
Ohio - 20.8%
Allen County Hosp. Facilities Rev. Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.65%, tender 5/1/20 (b)(e)	100,000	99,950
Series 2010 B, 5% 9/1/19	2,000,000	2,010,170
American Muni. Pwr. BAN:
(City of Wapakoneta Proj.) Series 2019, 2.5% 6/25/20 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,009,346
Series 2018:
3% 8/15/19 (Ohio Gen. Oblig. Guaranteed)	1,400,000	1,401,715
3% 12/5/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,003,627
Avon Gen. Oblig. BAN:
Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	1,750,000	1,753,414
Series 2019, 3% 1/22/20	1,000,000	1,004,948
Batavia Ohio Local School District BAN Series 2018, 3% 9/1/19 (Ohio Gen. Oblig. Guaranteed)	1,875,000	1,877,723
Brooklyn Gen. Oblig. BAN Series 2019, 3% 5/28/20	1,075,000	1,086,978
Fairfield County Gen. Oblig. BAN Series 2018, 3% 4/29/20	2,000,000	2,019,012
Firelands Ohio Local School District BAN Series 2018, 3% 8/22/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,001,237
Franklin County Rev. Bonds Series 2013 OH, 1.75%, tender 8/1/19 (b)	2,700,000	2,700,000
Harrison Ohio BAN Series 2018, 3.5% 10/29/19 (Ohio Gen. Oblig. Guaranteed)	1,350,000	1,356,084
Highland Heights Gen. Oblig. BAN Series 2019, 3% 6/11/20	785,000	794,852
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	2,000,000	2,011,544
Indian Valley Loc School District BAN Series 2019, 2.5% 2/11/20	1,000,000	1,003,002
Kent Various Purp. Bond BAN Series 2018, 2.875% 8/21/19	1,000,000	1,001,336
Lake County Gen. Oblig. BAN Series 2019:
3% 1/16/20	1,000,000	1,004,803
3% 4/2/20	1,265,000	1,275,858
Licking County BAN Series 2019, 3% 5/8/20	1,500,000	1,515,702
Little Miami Local School District BAN Series 2019, 3% 11/21/19	2,000,000	2,008,863
Lorain BAN:
Series 2018, 3.5% 7/17/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,000,587
Series 2019, 3% 6/19/20 (Ohio Gen. Oblig. Guaranteed)	540,000	546,967
Mason Gen. Oblig. BAN Series 2019, 2.75% 5/14/20	2,000,000	2,016,213
Moraine BAN Series 2019, 2.5% 6/25/20	1,000,000	1,008,607
Newark Gen. Oblig. BAN Series 2019, 3% 4/2/20	1,125,000	1,132,471
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 1.62% tender 8/8/19, CP mode	2,700,000	2,700,000
Series B6, 1.62% tender 8/8/19, CP mode	2,700,000	2,700,000
Olmsted Falls BAN Series 2019, 3% 6/11/20 (Ohio Gen. Oblig. Guaranteed)	1,365,000	1,382,137
Perrysburg Gen. Oblig. BAN Series 2018, 3% 10/24/19	2,085,000	2,090,138
Sandusky Gen. Oblig. BAN Series 2019, 3% 10/3/19	3,200,000	3,207,508
Seven Hills Gen. Oblig. BAN Series 2019, 3% 4/9/20	1,000,000	1,008,807
South-Western City School District Franklin & Pickway County BAN Series 2019, 3% 12/5/19	1,900,000	1,909,964
Southwest Local School District BAN Series 2018, 2.625% 11/13/19 (Ohio Gen. Oblig. Guaranteed)	1,500,000	1,502,576
Uhrichsville Recreational Facilities BAN Series 2019, 3% 6/19/20 (Ohio Gen. Oblig. Guaranteed)	1,625,000	1,645,551
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,001,951
Worthington Ohio BAN Series 2019, 3% 9/26/19 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,002,453
		54,796,094
TOTAL OTHER MUNICIPAL SECURITY
(Cost $58,796,114)		58,796,114
	Shares	Value

Investment Company - 3.8%
Fidelity Municipal Cash Central Fund 2.00% (g)(h)
(Cost $10,033,739)	10,032,883	10,033,739
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $262,069,855)		262,069,855
NET OTHER ASSETS (LIABILITIES) - 0.3%		862,231
NET ASSETS - 100%		$262,932,086

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,820,000 or 5.3% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	9/14/17 - 1/3/18	$6,420,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/11/18 - 11/21/18	$3,600,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 2.1%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$3,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$127,941
Total	$127,941

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $252,036,116)	$252,036,116
Fidelity Central Funds (cost $10,033,739)	10,033,739
Total Investment in Securities (cost $262,069,855)		$262,069,855
Cash		9,793
Receivable for investments sold		458
Receivable for fund shares sold		26,028
Interest receivable		1,176,545
Distributions receivable from Fidelity Central Funds		21,829
Total assets		263,304,508
Liabilities
Payable for fund shares redeemed	$230,437
Distributions payable	10,145
Accrued management fee	78,229
Transfer agent fee payable	30,285
Other affiliated payables	3,448
Other payables and accrued expenses	19,878
Total liabilities		372,422
Net Assets		$262,932,086
Net Assets consist of:
Paid in capital		$263,195,689
Total distributable earnings (loss)		(263,603)
Net Assets, for 262,645,271 shares outstanding		$262,932,086
Net Asset Value, offering price and redemption price per share ($262,932,086 ÷ 262,645,271 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$2,290,485
Income from Fidelity Central Funds		127,941
Total income		2,418,426
Expenses
Management fee	$492,250
Transfer agent fees	190,554
Accounting fees and expenses	21,663
Custodian fees and expenses	1,589
Independent trustees' fees and expenses	525
Registration fees	21,078
Audit	19,132
Legal	1,389
Miscellaneous	623
Total expenses before reductions	748,803
Expense reductions	(755)
Total expenses after reductions		748,048
Net investment income (loss)		1,670,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(588)
Total net realized gain (loss)		(588)
Net increase in net assets resulting from operations		$1,669,790

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,670,378	$3,363,621
Net realized gain (loss)	(588)	(6,823)
Net increase in net assets resulting from operations	1,669,790	3,356,798
Distributions to shareholders	(1,897,845)	(3,363,936)
Share transactions
Proceeds from sales of shares	16,969,379	48,608,768
Reinvestment of distributions	1,828,716	3,258,209
Cost of shares redeemed	(54,374,076)	(172,233,279)
Net increase (decrease) in net assets and shares resulting from share transactions	(35,575,981)	(120,366,302)
Total increase (decrease) in net assets	(35,804,036)	(120,373,440)
Net Assets
Beginning of period	298,736,122	419,109,562
End of period	$262,932,086	$298,736,122
Other Information
Shares
Sold	16,969,379	48,608,768
Issued in reinvestment of distributions	1,828,716	3,258,209
Redeemed	(54,374,076)	(172,233,279)
Net increase (decrease)	(35,575,981)	(120,366,302)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.004	.001	–A	–A
Net realized and unrealized gain (loss)	.001B	–A	–A	–A	–A	–A
Total from investment operations	.007	.010	.004	.001	–A	–A
Distributions from net investment income	(.006)	(.010)	(.004)	(.001)	–A	–A
Distributions from net realized gain	(.001)	–	–A	–A	–A	–A
Total distributions	(.007)	(.010)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.68%	.98%	.42%	.09%	.01%	.02%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.53%	.53%	.52%	.52%	.51%
Expenses net of fee waivers, if any	.54%G	.53%	.52%	.37%	.07%	.08%
Expenses net of all reductions	.54%G	.53%	.52%	.36%	.07%	.08%
Net investment income (loss)	1.21%G	.96%	.40%	.07%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$262,932	$298,736	$419,110	$585,637	$1,250,546	$1,336,936

 A Amount represents less than $.0005 per share.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005 to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to future transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$623,533,777	$32,354,140	$(1,077)	$32,353,063
Fidelity Ohio Municipal Money Market Fund	262,069,855	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration Short-term
Fidelity Ohio Municipal Money Market Fund	$(36,518)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $89,789,068 and $39,874,061, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.10%	.35%
Fidelity Ohio Municipal Money Market Fund	.25%	.10%	.35%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.09%
Fidelity Ohio Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.02
Fidelity Ohio Municipal Money Market Fund	.02

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$889

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$1,723

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$1,544
Fidelity Ohio Municipal Money Market Fund	755

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Fidelity Ohio Municipal Income Fund	.49%
Actual		$1,000.00	$1,049.20	$2.49
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Ohio Municipal Money Market Fund	.54%
Actual		$1,000.00	$1,006.80	$2.69
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

OFF-SANN-0819
1.705575.121

Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Money Market Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2019

% of fund's net assets
Health Care	28.3
General Obligations	23.7
Education	16.5
Transportation	13.5
Water & Sewer	10.2

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	0.1%
AA,A	86.0%
BBB	5.8%
BB and Below	3.2%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.5%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	808,486
Pennsylvania - 94.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,037,550
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,167,430
5% 12/1/30	1,365,000	1,584,137
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,780,416
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,210,000	1,323,111
Series 2018:
5% 3/1/33	1,570,000	1,906,545
5% 3/1/34	2,250,000	2,722,635
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
4% 7/15/37	1,600,000	1,752,576
4% 7/15/38	1,400,000	1,530,200
4% 7/15/39	1,250,000	1,361,275
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2018, 5% 6/1/43	4,750,000	5,643,523
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,622,075
Berks County Series 1992, 0% 11/15/19 (Escrowed to Maturity)	625,000	621,944
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	578,735
5% 7/1/27	490,000	565,989
5% 7/1/28	540,000	624,731
5% 7/1/29	710,000	821,406
5% 7/1/30	685,000	788,325
5% 7/1/35	1,885,000	2,133,009
5% 7/1/39	6,675,000	7,478,003
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,617,681
5% 7/15/30	1,500,000	1,852,590
5% 7/15/31	1,250,000	1,528,713
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,142,560
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,259,080
Series 2016 A:
4% 11/15/32	350,000	377,741
4% 11/15/34	250,000	268,353
4% 11/15/35	200,000	214,376
5% 11/15/28	840,000	996,425
5% 11/15/29	1,625,000	1,918,638
5% 11/15/30	685,000	804,861
5% 11/15/46	6,605,000	7,450,506
Series 2016 B:
4% 11/15/40	600,000	633,582
4% 11/15/47	3,605,000	3,789,396
Series 2018 A:
5% 11/15/26	1,140,000	1,373,540
5% 11/15/27	225,000	275,182
5% 11/15/28	200,000	243,726
5% 11/15/29	200,000	242,978
Commonwealth Fing. Auth. Rev.:
Series 2013 A2:
5% 6/1/24	800,000	876,016
5% 6/1/25	1,175,000	1,284,545
5% 6/1/26	1,250,000	1,364,125
Series 2019 B:
5% 6/1/28	1,000,000	1,235,610
5% 6/1/29	1,000,000	1,251,530
5% 6/1/30	1,000,000	1,261,910
5% 6/1/31	1,150,000	1,463,732
Series 2020 A:
5% 6/1/31 (b)	3,500,000	4,325,755
5% 6/1/32 (b)	3,500,000	4,300,485
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,665,282
Series 2016:
5% 5/1/30	1,000,000	1,190,020
5% 5/1/31	500,000	590,315
5% 5/1/32	750,000	880,598
5% 5/1/33	2,210,000	2,588,463
5% 5/1/34	1,000,000	1,167,720
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,238,138
5% 5/1/48	4,000,000	4,439,000
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,489,991
5% 6/1/35	1,000,000	1,165,310
5% 6/1/36	500,000	581,170
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,152,590
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	376,296
5% 8/1/22	300,000	332,739
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,194,030
5% 7/1/27	2,500,000	2,712,200
Series 2016 A, 5% 7/1/46	3,500,000	3,812,865
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	235,620
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	2,750,000	2,901,965
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,429,888
5% 8/1/34	1,000,000	1,109,290
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,770,000	1,839,030
5.375% 7/1/42 (Pre-Refunded to 7/1/20 @ 100)	2,130,000	2,214,646
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,108,660
Series 2017 A2, 5% 2/15/39	1,880,000	2,190,877
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	664,578
6% 6/1/39	1,625,000	1,780,821
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	685,179
5% 11/1/25	665,000	784,454
5% 11/1/27	1,105,000	1,342,100
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,194,310
5% 8/15/33	1,000,000	1,187,800
5% 8/15/34	1,000,000	1,184,000
5% 8/15/36	1,000,000	1,177,510
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,691,540
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,883,889
5% 4/1/44	1,295,000	1,469,566
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,540,950
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,285,822
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	185,799
5% 10/1/20	215,000	221,843
5% 10/1/21	245,000	258,855
5% 10/1/22	275,000	297,154
5% 10/1/23	1,305,000	1,438,736
5% 10/1/24	335,000	376,165
5% 10/1/25	750,000	841,860
5% 10/1/26	1,000,000	1,120,150
5% 10/1/27	1,000,000	1,117,180
Series 2016 A, 5% 10/1/40	4,000,000	4,398,640
Series 2018 A, 5% 9/1/26	1,500,000	1,811,805
Series 2019:
4% 9/1/34	2,500,000	2,764,525
4% 9/1/35	1,400,000	1,536,906
4% 9/1/36	1,200,000	1,308,096
4% 9/1/37	1,000,000	1,084,000
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,604,639
5% 12/1/35	1,000,000	1,203,710
5% 12/1/36	2,660,000	3,194,314
5% 12/1/37	1,515,000	1,812,834
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,134,770
5% 4/1/42	1,000,000	1,134,730
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,727,160
5% 8/15/43	2,000,000	2,335,800
5% 8/15/48	2,500,000	2,919,575
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,561,794
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	492,964
5% 7/1/29	300,000	367,608
5% 7/1/30	375,000	456,551
5% 7/1/31	425,000	514,365
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,892,644
5% 3/1/25	3,255,000	3,526,630
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/27	2,255,000	2,579,878
Series 2015 1, 5% 3/15/31	7,000,000	8,133,580
Series 2015, 5% 3/15/33	2,880,000	3,326,112
Series 2017, 5% 1/1/28	7,000,000	8,581,790
Series 2019:
5% 7/15/26	3,000,000	3,679,170
5% 7/15/29	3,000,000	3,821,850
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,305,680
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/20	300,000	306,945
5% 3/1/22	275,000	299,635
5% 3/1/23	585,000	644,734
First Series 2012:
5% 4/1/21	500,000	531,490
5% 4/1/22	600,000	656,904
5% 4/1/23	800,000	874,064
5% 4/1/24	1,100,000	1,200,276
Series 2010 E, 5% 5/15/31	2,500,000	2,572,400
Series 2016, 5% 5/1/33	2,200,000	2,555,608
Series 2017 A, 5% 8/15/46	3,000,000	3,561,240
Series 2018 A, 5% 2/15/48	4,000,000	4,811,200
Series 2019 A:
4% 3/1/37	750,000	832,403
5% 3/1/36	1,000,000	1,222,680
5% 3/1/38	1,000,000	1,214,320
5% 3/1/39	1,000,000	1,211,010
Series AT-1 5% 6/15/31	5,000,000	5,907,550
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,457,875
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,446,975
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,443,638
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,163,369
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,849,053
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,306,074
5% 9/1/31	1,415,000	1,672,205
Series 2019 A, 5% 9/1/48	6,390,000	7,794,330
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,859,600
Series 2013 A2, 5% 12/1/38	2,500,000	2,957,625
Series 2014 A, 5% 12/1/31	865,000	1,003,469
Series 2014 A2, 0% 12/1/40 (c)	5,500,000	5,247,220
Series 2017 A1:
5% 12/1/30	3,500,000	4,297,755
5% 12/1/31	2,000,000	2,444,080
5% 12/1/33	1,500,000	1,817,505
Series 2018 A2, 5% 12/1/43	5,000,000	5,980,150
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	413,336
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,484,445
5% 7/1/31 (a)	1,000,000	1,191,680
5% 7/1/33 (a)	2,250,000	2,663,528
5% 7/1/37 (a)	5,065,000	5,919,111
5% 7/1/42 (a)	4,000,000	4,626,480
5% 7/1/47 (a)	3,035,000	3,493,801
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,496,418
5% 8/1/29	2,000,000	2,343,020
5% 8/1/30	1,500,000	1,748,895
5% 8/1/31	1,100,000	1,277,078
5% 10/1/33	1,500,000	1,767,990
5% 10/1/34	500,000	587,445
Philadelphia Gen. Oblig. Series 2017 A, 5% 8/1/30	1,500,000	1,820,430
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,661,550
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,058,330
5% 4/15/25	2,230,000	2,424,010
Series 2015 A, 5% 4/15/29	3,000,000	3,488,160
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,156,240
Series 2016 F, 5% 9/1/34	4,000,000	4,641,840
Series 2018 A:
5% 9/1/29	1,250,000	1,529,888
5% 9/1/30	1,000,000	1,215,710
5% 9/1/33	1,000,000	1,198,710
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,157,800
Series 2011 A, 5% 1/1/41	2,715,000	2,828,433
Series 2015 B, 5% 7/1/30	3,500,000	4,107,145
Series 2017 B:
5% 11/1/29	3,000,000	3,707,220
5% 11/1/30	3,700,000	4,541,047
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/31	1,000,000	1,187,880
5% 12/15/32	500,000	591,245
5% 12/15/33	500,000	590,145
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,471,918
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,221,880
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	659,646
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,504,048
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,172,376
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,337,839
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,145,350
Pittsburgh School District:
Series 2014 A, 5% 9/1/23	1,000,000	1,110,940
Series 2015:
5% 9/1/22 (FSA Insured)	885,000	985,802
5% 9/1/23 (FSA Insured)	1,085,000	1,245,667
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured) (b)	3,600,000	4,323,636
Series 2019 B:
4% 9/1/34 (FSA Insured) (b)	2,000,000	2,249,400
4% 9/1/35 (FSA Insured) (b)	400,000	448,116
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,176,430
5% 3/1/36 (FSA Insured)	1,050,000	1,231,724
5% 3/1/37 (FSA Insured)	1,600,000	1,865,168
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,126,892
5% 12/1/20	30,000	31,433
5% 12/1/22	30,000	33,312
5% 12/1/25	1,285,000	1,534,637
5% 12/1/27	1,480,000	1,746,563
5% 12/1/29	1,000,000	1,169,820
Series 2019 A, 4% 6/1/49	4,650,000	5,063,804
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,136,850
5% 1/1/38 (a)	1,125,000	1,272,420
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	4,500,000	5,107,230
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,414,300
5% 4/1/26 (FSA Insured)	1,000,000	1,176,410
5% 4/1/28 (FSA Insured)	1,390,000	1,637,059
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41	1,500,000	1,645,545
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,000,000
5% 7/1/25	4,465,000	4,607,389
5.25% 7/1/20	1,000,000	1,037,487
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,989,154
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,448,425
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,174,620

TOTAL PENNSYLVANIA		471,512,017

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	551,145
5% 7/1/23	1,000,000	1,101,670
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,228,960
5% 1/1/38	1,300,000	1,592,383
5% 1/1/39	1,000,000	1,221,580
5% 1/1/40	1,100,000	1,341,329

TOTAL PENNSYLVANIA, NEW JERSEY		7,037,067

TOTAL MUNICIPAL BONDS
(Cost $456,994,333)		479,357,570

Municipal Notes - 5.1%
Pennsylvania - 5.1%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2008, 1.88% 7/1/19 (Liquidity Facility Bank of New York, New York), VRDN (d)	3,600,000	$3,600,000
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 1.94% 7/1/19 (Liquidity Facility Royal Bank of Canada) (d)(e)(f)	5,300,000	5,300,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series 2005 A, 1.87% 7/1/19 (Liquidity Facility TD Banknorth, NA), VRDN (d)	1,300,000	1,300,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.91% 7/1/19, LOC JPMorgan Chase Bank, VRDN (d)	2,370,000	2,370,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 50 20, 1.98% 7/1/19 (Liquidity Facility JPMorgan Chase Bank) (d)(e)(f)	950,000	950,000
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 1.92% 7/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (d)	12,000,000	11,999,988
TOTAL MUNICIPAL NOTES
(Cost $25,520,001)		25,519,988
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $482,514,334)		504,877,558
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(8,045,804)
NET ASSETS - 100%		$496,831,754

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	28.3%
General Obligations	23.7%
Education	16.5%
Transportation	13.5%
Water & Sewer	10.2%
Others* (Individually Less Than 5%)	7.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $482,514,334)		$504,877,558
Cash		153,415
Receivable for investments sold
Regular delivery		10,123,137
Delayed delivery		1,537,500
Receivable for fund shares sold		275,388
Interest receivable		5,403,529
Other receivables		1,491
Total assets		522,372,018
Liabilities
Payable for investments purchased
Regular delivery	$7,481,910
Delayed delivery	16,904,981
Payable for fund shares redeemed	490,902
Distributions payable	448,679
Accrued management fee	145,502
Other affiliated payables	41,951
Other payables and accrued expenses	26,339
Total liabilities		25,540,264
Net Assets		$496,831,754
Net Assets consist of:
Paid in capital		$472,454,464
Total distributable earnings (loss)		24,377,290
Net Assets, for 43,802,496 shares outstanding		$496,831,754
Net Asset Value, offering price and redemption price per share ($496,831,754 ÷ 43,802,496 shares)		$11.34

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$7,887,707
Expenses
Management fee	$836,159
Transfer agent fees	182,907
Accounting fees and expenses	61,105
Custodian fees and expenses	1,745
Independent trustees' fees and expenses	852
Registration fees	21,461
Audit	29,383
Legal	5,480
Miscellaneous	1,425
Total expenses before reductions	1,140,517
Expense reductions	(2,632)
Total expenses after reductions		1,137,885
Net investment income (loss)		6,749,822
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,105,696
Total net realized gain (loss)		2,105,696
Change in net unrealized appreciation (depreciation) on investment securities		15,876,203
Net gain (loss)		17,981,899
Net increase (decrease) in net assets resulting from operations		$24,731,721

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,749,822	$13,324,110
Net realized gain (loss)	2,105,696	741,589
Change in net unrealized appreciation (depreciation)	15,876,203	(10,508,596)
Net increase (decrease) in net assets resulting from operations	24,731,721	3,557,103
Distributions to shareholders	(6,835,926)	(14,772,428)
Share transactions
Proceeds from sales of shares	49,709,501	79,027,190
Reinvestment of distributions	4,086,468	9,313,841
Cost of shares redeemed	(27,378,856)	(105,011,723)
Net increase (decrease) in net assets resulting from share transactions	26,417,113	(16,670,692)
Total increase (decrease) in net assets	44,312,908	(27,886,017)
Net Assets
Beginning of period	452,518,846	480,404,863
End of period	$496,831,754	$452,518,846
Other Information
Shares
Sold	4,467,509	7,249,452
Issued in reinvestment of distributions	366,201	854,361
Redeemed	(2,465,284)	(9,646,855)
Net increase (decrease)	2,368,426	(1,543,042)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.92	$11.18	$10.97	$11.31	$11.34	$10.77
Income from Investment Operations
Net investment income (loss)A	.159	.314	.328	.336	.358	.373
Net realized and unrealized gain (loss)	.422	(.226)	.257	(.291)	.013	.615
Total from investment operations	.581	.088	.585	.045	.371	.988
Distributions from net investment income	(.158)	(.314)	(.328)	(.336)	(.358)	(.373)
Distributions from net realized gain	(.003)	(.034)	(.047)	(.049)	(.043)	(.045)
Total distributions	(.161)	(.348)	(.375)	(.385)	(.401)	(.418)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$11.34	$10.92	$11.18	$10.97	$11.31	$11.34
Total ReturnC,D	5.36%	.84%	5.41%	.34%	3.33%	9.30%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.48%	.48%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.48%	.48%	.49%	.49%	.49%
Expenses net of all reductions	.49%F	.48%	.48%	.49%	.49%	.49%
Net investment income (loss)	2.88%F	2.88%	2.95%	2.95%	3.17%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$496,832	$452,519	$480,405	$452,516	$468,086	$452,845
Portfolio turnover rate	30%F	15%	12%	18%	17%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of June 30, 2019

Days	% of fund's investments 6/30/19
1 - 7	89.5
8 - 30	1.4
31 - 60	2.0
61 - 90	0.8
91 - 180	5.0
>180	1.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2019
Variable Rate Demand Notes (VRDNs)	39.0%
Tender Option Bond	51.5%
Other Municipal Security	11.9%
Investment Companies	0.1%
Net Other Assets (Liabilities)*	(2.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

6/28/19
Fidelity® Pennsylvania Municipal Money Market Fund	1.41%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Pennsylvania Municipal Money Market Fund

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 39.0%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.13% 7/5/19, VRDN (a)(b)	$800,000	$800,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2.13% 7/5/19, VRDN (a)(b)	200,000	200,000
Series 2002, 2.15% 7/5/19, VRDN (a)(b)	400,000	400,000
		600,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 2.1% 7/5/19, VRDN (a)(b)	100,000	100,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 2.2% 7/5/19, VRDN (a)(b)	400,000	400,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 2.13% 7/5/19, VRDN (b)	100,000	100,000
Series 2007 B, 2.13% 7/5/19, VRDN (b)	200,000	200,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 2.1% 7/5/19, VRDN (b)	500,000	500,000
		800,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.09% 7/5/19, VRDN (b)	900,000	900,000
Series 2010 B1, 2.05% 7/5/19, VRDN (b)	100,000	100,000
		1,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2.13% 7/5/19, VRDN (a)(b)	400,000	400,000
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 2.15% 7/5/19, VRDN (a)(b)	100,000	100,000
Pennsylvania - 36.2%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	465,000	465,000
Series 2005 B, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	2,130,000	2,130,000
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.94% 7/5/19, LOC PNC Bank NA, VRDN (a)(b)	4,120,000	4,120,000
Series 2002, 1.95% 7/5/19, LOC RBS Citizens NA, VRDN (b)	2,200,000	2,200,000
Beaver County Indl. Dev. Auth. Series 2018 A, 1.91% 7/5/19, LOC BMO Harris Bank NA, VRDN (b)	2,320,000	2,320,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	2,200,000	2,200,000
Chester County Health & Ed. Auth. Rev. 1.95% 7/5/19, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,055,000	3,055,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 1.82% 7/1/19, VRDN (b)	10,855,000	10,855,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.91% 7/1/19, LOC JPMorgan Chase Bank, VRDN (b)	630,000	630,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 2% 7/5/19, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,600,000	2,600,000
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	1,200,000	1,200,000
(Willow Valley Retirement Proj.) Series 2009 B, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	7,340,000	7,340,000
Lower Merion School District:
Series 2009 A, 1.85% 7/5/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	150,000	150,000
Series 2009 B, 1.85% 7/5/19, LOC U.S. Bank NA, Cincinnati, VRDN (b)	205,000	205,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Leidy's, Inc. Proj.) Series 1995 D7, 1.94% 7/5/19, LOC PNC Bank NA, VRDN (a)(b)	300,000	300,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	3,975,000	3,975,000
Philadelphia Arpt. Rev. Series 2005 C1, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (a)(b)	2,675,000	2,675,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 2.13% 7/5/19, LOC RBS Citizens NA, VRDN (b)	1,035,000	1,035,000
(The Franklin Institute Proj.) Series 2006, 1.92% 7/5/19, LOC Bank of America NA, VRDN (b)	2,545,000	2,545,000
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (b)	7,350,000	7,350,000
Series 2007 B3, 1.9% 7/5/19, LOC PNC Bank NA, VRDN (b)	2,400,000	2,400,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
Ridley School District Series 2009, 1.9% 7/5/19, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.95% 7/5/19, LOC RBS Citizens NA, VRDN (b)	3,700,000	3,700,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 1.96% 7/5/19, LOC Fannie Mae, VRDN (b)	12,675,000	12,674,999
		79,224,999
West Virginia - 0.8%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 2.07% 7/5/19, VRDN (a)(b)	500,000	500,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 2.1% 7/5/19, VRDN (a)(b)	1,200,000	1,200,000
		1,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $85,124,999)		85,124,999

Tender Option Bond - 51.5%
Colorado - 0.1%
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)(f)	100,000	100,000
Connecticut - 0.0%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Pennsylvania - 51.4%
Allegheny County Participating VRDN Series Floaters XM 06 63, 2% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,600,000	2,600,000
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 110, 1.94% 7/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,850,000	3,850,000
Series Floaters E 111, 1.94% 7/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,510,000	1,510,000
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,165,000	1,165,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	1,750,000	1,750,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.94% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,000,000	3,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XF 05 43, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,000,000	4,000,000
Series Floaters XF 06 02, 1.93% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	4,695,000	4,695,000
Series Floaters XM 06 13, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,700,000	1,700,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 1.94% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	3,750,000	3,750,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	1,000,000	1,000,000
Northampton County Gen. Purp. College Rev. Participating VRDN:
Series Floaters XL 00 48, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,400,000	3,400,000
Series Floaters ZM 05 17, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	7,500,000	7,500,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	2,653,500	2,653,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 2% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	6,405,000	6,405,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,200,000	5,200,000
Series Floaters XG 01 80, 1.92% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	5,600,000	5,600,000
Series Floaters ZF 06 71, 1.92% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	3,330,000	3,330,000
Series Floaters ZM 06 50, 1.92% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series 2016 E75, 2.07%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
Participating VRDN:
Series Floaters XF 25 53, 1.9% 7/5/19 (Liquidity Facility Citibank NA) (b)(c)(d)	2,740,000	2,740,000
Series MS 3252, 1.93% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 2.1%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	2,500,000	2,500,000
Participating VRDN:
Series DBE 8032, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(d)	1,480,000	1,480,000
Series Floaters E 101, 1.93% 7/5/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	6,200,000	6,200,000
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)(g)	5,325,000	5,325,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 1.93% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.93% 7/5/19 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,160,000	3,160,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 50 20, 1.98% 7/1/19 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,200,000	2,200,000
Wilkes Barre Asd Participating VRDN Series Floaters XF 07 77, 1.94% 7/5/19 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,285,000	2,285,000
		112,303,500
Texas - 0.0%
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	100,000	100,000
TOTAL TENDER OPTION BOND
(Cost $112,603,500)		112,603,500

Other Municipal Security - 11.9%
Florida - 1.1%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	2,500,000	2,500,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series A, 1.7% tender 7/9/19, CP mode	100,000	100,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A, 1.9% tender 7/25/19, CP mode (a)	900,000	900,000
Series 1990 A1, 1.99% tender 9/25/19, CP mode (a)	800,000	800,000
		1,700,000
New Mexico - 0.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.385%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(f)	300,000	300,017
Pennsylvania - 9.8%
Butler County Hosp. Auth. Hosp. Rev. Bonds (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,500,000
Commonwealth Fing. Auth. Tobacco Bonds Series 2018, 5% 6/1/20	475,000	489,962
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/19	1,310,000	1,310,000
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Bonds Series 2009 A, 6.25% 10/15/19 (Pre-Refunded to 10/15/19 @ 100)	2,495,000	2,528,496
Pennsylvania Gen. Oblig. Bonds:
Series 2004, 5.375% 7/1/19	2,175,000	2,175,000
Series 2009, 5% 7/1/19	2,820,000	2,820,000
Series 2015, 5% 8/15/19	1,780,000	1,787,345
Series 2016, 5% 9/15/19	150,000	150,893
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds (The Trustees of the Univ. of Pennsylvania Proj.) Series 2009 A, 5% 9/1/19 (Escrowed to Maturity)	660,000	663,796
Philadelphia Arpt. Rev. Series B2, 1.65% 7/24/19, LOC PNC Bank NA, CP (a)	2,200,000	2,200,000
Philadelphia Wtr. & Wastewtr. Rev. Bonds Series 2017 A, 5% 10/1/19	2,400,000	2,420,614
Saint Mary Hosp. Auth. Health Sys. Rev. Bonds:
Series 2010 B:
5% 11/15/19	1,545,000	1,561,550
5% 11/15/19 (Escrowed to Maturity)	315,000	318,374
Series 2012 B, 5% 11/15/19	1,100,000	1,112,956
St. Mary Hosp. Auth. Bucks County Bonds Series 2019 PA, 5% 12/1/19	360,000	364,599
		21,403,585
TOTAL OTHER MUNICIPAL SECURITY
(Cost $26,003,602)		26,003,602
	Shares	Value

Investment Company - 0.1%
Fidelity Municipal Cash Central Fund 2.00% (h)(i)
(Cost $197,000)	196,980	197,000
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $223,929,101)		223,929,101
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(5,409,441)
NET ASSETS - 100%		$218,519,660

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,650,000 or 2.6% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,325,000 or 2.4% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. Coll District Rev. Bonds Series G-111, 2.1%, tender 11/1/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 7/6/18	$1,750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 2.08%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 2.15%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 2.05% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$1,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 2.07%, tender 9/3/19 (Liquidity Facility Royal Bank of Canada)	4/23/19	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 2.1%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$2,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$90,638
Total	$90,638

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $223,732,101)	$223,732,101
Fidelity Central Funds (cost $197,000)	197,000
Total Investment in Securities (cost $223,929,101)		$223,929,101
Cash		10,718
Receivable for fund shares sold		146,599
Interest receivable		958,800
Distributions receivable from Fidelity Central Funds		3,224
Other receivables		33
Total assets		225,048,475
Liabilities
Payable for investments purchased	$6,300,000
Payable for fund shares redeemed	126,611
Distributions payable	11,444
Accrued management fee	90,760
Total liabilities		6,528,815
Net Assets		$218,519,660
Net Assets consist of:
Paid in capital		$218,454,011
Total distributable earnings (loss)		65,649
Net Assets, for 218,201,112 shares outstanding		$218,519,660
Net Asset Value, offering price and redemption price per share ($218,519,660 ÷ 218,201,112 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$1,764,991
Income from Fidelity Central Funds		90,638
Total income		1,855,629
Expenses
Management fee	$558,182
Independent trustees' fees and expenses	420
Total expenses before reductions	558,602
Expense reductions	(28)
Total expenses after reductions		558,574
Net investment income (loss)		1,297,055
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,184
Fidelity Central Funds	710
Total net realized gain (loss)		69,894
Net increase in net assets resulting from operations		$1,366,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,297,055	$2,481,867
Net realized gain (loss)	69,894	(7,807)
Net increase in net assets resulting from operations	1,366,949	2,474,060
Distributions to shareholders	(1,296,755)	(2,482,188)
Share transactions
Proceeds from sales of shares	21,271,227	39,484,580
Reinvestment of distributions	1,224,063	2,343,361
Cost of shares redeemed	(44,458,131)	(86,401,616)
Net increase (decrease) in net assets and shares resulting from share transactions	(21,962,841)	(44,573,675)
Total increase (decrease) in net assets	(21,892,647)	(44,581,803)
Net Assets
Beginning of period	240,412,307	284,994,110
End of period	$218,519,660	$240,412,307
Other Information
Shares
Sold	21,271,227	39,484,580
Issued in reinvestment of distributions	1,224,063	2,343,361
Redeemed	(44,458,131)	(86,401,616)
Net increase (decrease)	(21,962,841)	(44,573,675)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.006	.010	.004	.001	–A	–A
Net realized and unrealized gain (loss)	–	–	–	–	–	–
Total from investment operations	.006	.010	.004	.001	–A	–A
Distributions from net investment income	(.006)	(.010)	(.004)	(.001)	–A	–A
Distributions from net realized gain	–	–	–A	–A	–A	–
Total distributions	(.006)	(.010)	(.004)	(.001)	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.58%	.97%	.40%	.09%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.35%	.06%	.07%
Expenses net of all reductions	.50%F	.50%	.50%	.35%	.06%	.07%
Net investment income (loss)	1.17%F	.96%	.38%	.07%	.01%	.01%A
Supplemental Data
Net assets, end of period (000 omitted)	$218,520	$240,412	$284,994	$405,526	$731,701	$760,467

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation and losses deferred due to wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$481,510,815	$23,408,034	$(41,291)	$23,366,743
Fidelity Pennsylvania Municipal Money Market Fund	223,929,101	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity Pennsylvania Municipal Money Market Fund	$(7,675)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $85,425,870 and $68,631,713, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was.36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.03

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$652

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$1,500

In addition, through an arrangement with Money Market Fund's custodian, $28 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$1,132

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,053.60	$2.49
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,005.80	$2.49
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

PFR-SANN-0819
1.705577.121

Fidelity® Limited Term Municipal Income Fund Semi-Annual Report June 30, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
Illinois	13.9
Texas	11.7
Florida	8.4
New Jersey	6.6
Connecticut	4.7

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	33.1
Health Care	15.2
Transportation	14.1
Electric Utilities	9.2
Industrial Development	5.0

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	5.1%
AA,A	49.4%
BBB	18.4%
BB and Below	1.0%
Not Rated	22.8%
Short-Term Investments and Net Other Assets	3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	2,630	2,791
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	585	635
5% 3/1/23	830	924
5% 3/1/24	1,225	1,396
5% 3/1/25	1,225	1,424
Series 2016 B:
5% 3/1/22	1,330	1,444
5% 3/1/24	1,210	1,379
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	4,810	4,817
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	2,825	2,879
5% 3/1/21	490	513
5% 3/1/22	3,145	3,386
5% 3/1/25	1,465	1,679

TOTAL ALABAMA		23,267

Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A, 5% 9/1/20	1,065	1,111
Series B:
5% 9/1/20	1,955	2,039
5% 9/1/22	1,395	1,554
Series C:
5% 9/1/20	1,230	1,283
5% 9/1/22	980	1,092
Series D, 5% 9/1/20	1,955	2,039
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.) Series 2003 B, 5% 1/1/21	6,300	6,626

TOTAL ALASKA		15,744

Arizona - 4.1%
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20 (b)	1,590	1,661
5% 10/1/21 (b)	1,395	1,507
5% 10/1/22 (b)	1,485	1,653
5% 10/1/23 (b)	1,950	2,237
5% 10/1/24 (b)	2,025	2,387
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/19	600	609
5% 12/1/20	800	840
5% 12/1/21	1,080	1,168
5% 12/1/22	785	874
5% 12/1/23	980	1,120
5% 12/1/24	1,465	1,716
Arizona State Lottery Rev. Series 2019:
5% 7/1/21 (b)	2,560	2,718
5% 7/1/22 (b)	2,045	2,240
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	1,625	1,671
Series 2007, 2.7%, tender 8/14/23 (a)(c)	13,345	13,792
Series 2019, 5%, tender 6/3/24 (a)(c)	14,460	16,591
Glendale Gen. Oblig.:
Series 2015, 5% 7/1/22 (FSA Insured)	980	1,084
Series 2017:
5% 7/1/21	2,900	3,110
5% 7/1/22	3,320	3,673
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	735	788
5% 7/1/22 (FSA Insured)	1,145	1,269
5% 7/1/23 (FSA Insured)	1,365	1,556
Maricopa County Rev.:
Bonds Series 2019 D, 5%, tender 5/15/26 (a)	4,985	6,033
Series 2016 A:
5% 1/1/25	4,675	5,519
5% 1/1/26	10,485	12,659
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.9%, tender 8/1/19 (a)(c)	16,000	16,005
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,160	2,346
5% 12/1/22	2,415	2,706
5% 12/1/23	3,350	3,863
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (d)	3,915	3,958

TOTAL ARIZONA		117,353

California - 2.4%
Alameda Corridor Trans. Auth. Rev. Series 2004, 0% 10/1/19	260	259
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	5,075	5,457
Series B, 2.85%, tender 4/1/25 (a)	4,150	4,411
Series C, 2.1%, tender 4/1/22 (a)	3,875	3,926
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 12/31/23 (c)	860	978
5% 6/30/24 (c)	665	765
5% 12/31/24 (c)	800	931
5% 6/30/25 (c)	1,000	1,175
5% 12/31/25 (c)	1,760	2,089
5% 6/30/26 (c)	1,360	1,630
5% 12/31/26 (c)	2,570	3,106
5% 6/30/27 (c)	1,910	2,326
5% 12/31/27 (c)	3,000	3,682
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.9%, tender 8/1/19 (a)(c)(d)	7,700	7,702
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2017 A1:
5% 6/1/21	1,205	1,281
5% 6/1/22	1,685	1,839
5% 6/1/23	1,925	2,148
5% 6/1/24	1,085	1,230
Series A, 0% 6/1/24 (AMBAC Insured)	3,390	3,125
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (a)	10,000	10,924
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	980	1,115
Palomar Health Rev. Series 2016:
5% 11/1/23	1,955	2,193
5% 11/1/24	1,955	2,243
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,445	2,603
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,350	1,580

TOTAL CALIFORNIA		68,718

Colorado - 1.3%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	1,385	1,432
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	1,840	1,759
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	5,170	5,557
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	1,825	2,010
Series 2019 H, 4.25% 11/1/49 (b)	910	1,001
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,400	4,993
Series 2014 A, 5% 6/1/23	3,775	4,284
Denver City & County Arpt. Rev. Series 2017 A, 5% 11/15/19 (c)	2,520	2,553
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,140	8,119
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,775	2,725
Series 2015 A:
5% 9/1/19	980	985
5% 9/1/20	980	1,018

TOTAL COLORADO		36,436

Connecticut - 4.7%
Connecticut Gen. Oblig.:
Series 2012 C, 5% 6/1/21	22,910	24,453
Series 2014 H, 5% 11/15/21	6,255	6,773
Series 2016 A, 5% 3/15/26	1,925	2,308
Series 2019 A:
5% 4/15/23	1,550	1,746
5% 4/15/25	4,380	5,164
5% 4/15/26	2,355	2,828
5% 4/15/30	965	1,200
Connecticut Health& Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A, 1.8%, tender 2/9/21 (a)	16,680	16,775
Series 2015 A, 2.05%, tender 7/21/21 (a)	16,315	16,554
Series U1, 2%, tender 2/8/22 (a)	11,050	11,226
Series X2, 1.8%, tender 2/9/21 (a)	12,000	12,068
Series 2018 S:
5% 7/1/23	1,455	1,646
5% 7/1/24	1,000	1,159
Connecticut Health and Edl. Facilities Auth. Rev.:
Bonds Series 2014 B, 1.8%, tender 7/1/24 (a)(b)	3,150	3,172
Series 2019 A:
4% 7/1/23 (d)	1,045	1,092
4% 7/1/24 (d)	1,090	1,149
5% 7/1/28 (d)	1,315	1,467
5% 7/1/29 (d)	940	1,053
Series 2019 Q-1:
5% 11/1/21	1,000	1,079
5% 11/1/23	1,870	2,130
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,175	3,267
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	1,650	1,842
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (FSA Insured)	980	1,144
Stratford Gen. Oblig. Series 2019:
5% 1/1/25	3,890	4,550
5% 1/1/26	3,735	4,461
Univ. of Connecticut Gen. Oblig.:
Series 2013 A, 5% 2/15/22	1,000	1,091
Series 2016 A, 5% 3/15/22	775	847
Series 2019 A:
5% 11/1/26	1,000	1,214
5% 11/1/26	1,065	1,293

TOTAL CONNECTICUT		134,751

Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,445	2,488
5% 1/1/21	1,955	2,060

TOTAL DELAWARE, NEW JERSEY		4,548

District Of Columbia - 1.0%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/23 (c)	1,305	1,406
5% 10/1/24 (c)	1,175	1,266
Series 2012 A, 5% 10/1/22 (c)	6,185	6,863
Series 2014 A, 5% 10/1/23 (c)	435	496
Series 2017 A, 5% 10/1/26 (c)	6,555	7,989
Series 2018 A, 5% 10/1/21 (c)	3,595	3,873
Series 2019 A:
5% 10/1/22 (b)(c)	320	355
5% 10/1/23 (b)(c)	465	530
5% 10/1/25 (b)(c)	1,410	1,685
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/21	5,000	5,395

TOTAL DISTRICT OF COLUMBIA		29,858

Florida - 8.3%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	980	1,049
Series 2015 C:
5% 7/1/21	635	680
5% 7/1/22	3,645	4,021
5% 7/1/23	2,935	3,334
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	980	1,059
Series 2015 C, 5% 10/1/24 (c)	1,010	1,175
Series A:
5% 10/1/22 (c)	2,935	3,248
5% 10/1/23 (c)	3,930	4,462
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	3,180	3,517
Series 2015 A:
5% 7/1/20	3,915	4,057
5% 7/1/21	4,400	4,716
5% 7/1/22	3,425	3,787
5% 7/1/23	2,690	3,063
5% 7/1/24	1,290	1,510
Series 2015 B:
5% 7/1/20	2,935	3,041
5% 7/1/21	6,120	6,559
5% 7/1/22	4,490	4,965
5% 7/1/23	2,690	3,062
5% 7/1/24	1,120	1,311
Citizens Property Ins. Corp. (Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	5,155	5,323
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/20	1,980	2,008
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,010	1,084
5% 10/1/22	1,955	2,150
5% 10/1/23	1,240	1,396
5% 10/1/24	1,955	2,246
5% 10/1/25	1,710	2,005
5% 10/1/26	1,955	2,280
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/25 (c)	980	1,165
5% 10/1/26 (c)	1,955	2,369
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	1,295	1,443
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	1,975	2,198
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	915	948
5% 7/1/22	1,955	2,157
5% 7/1/23	1,955	2,218
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	4,810	5,670
Series 2019 A1, 5% 4/1/29	2,500	3,150
Manatee County Rev. Series 2013:
5% 10/1/21	1,955	2,111
5% 10/1/22	980	1,091
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	1,270	1,496
Miami-Dade County Aviation Rev. Series 2017 B, 5% 10/1/20 (c)	2,075	2,165
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
5% 7/1/20	980	1,015
5% 7/1/21	1,955	2,085
5% 7/1/22	1,955	2,148
5% 7/1/23	1,955	2,152
Series 2014 A, 5% 7/1/24	610	707
Series 2014 B:
5% 7/1/22	1,465	1,609
5% 7/1/23	3,180	3,591
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	8,010	9,199
Series 2014 D:
5% 11/1/20	4,770	4,997
5% 11/1/21	6,140	6,635
5% 11/1/22	2,850	3,172
5% 11/1/23	7,485	8,553
Series 2015 A:
5% 5/1/20	2,050	2,111
5% 5/1/21	3,915	4,171
5% 5/1/22	3,640	3,990
5% 5/1/23	6,360	7,172
Series 2015 B, 5% 5/1/24	28,915	33,438
Series 2016 A, 5% 8/1/27	5,440	6,557
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	980	989
5% 12/1/20	1,395	1,460
5% 12/1/21	1,465	1,581
5% 12/1/23	190	217
5% 12/1/24	380	444
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B:
4% 8/1/21	3,950	4,166
5% 8/1/21	5,185	5,575
5% 8/1/22	980	1,087
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/20	980	1,024
5% 10/1/21	980	1,057
5% 10/1/22	980	1,087
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (c)	1,980	1,998
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	1,170
5% 7/1/26	1,115	1,362
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,135	1,221
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2005, 5.5% 10/1/22 (FGIC Insured)	1,340	1,516
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,760	1,830

TOTAL FLORIDA		236,375

Georgia - 3.4%
Atlanta Arpt. Rev. 5% 1/1/22	980	1,069
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	21,200	21,743
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994, 2.25%, tender 5/25/23 (a)	6,480	6,537
Series 2013 1st, 2.925%, tender 3/12/24 (a)	9,930	10,287
(Oglethorpe Pwr. Corp. Vogtle Proj.):
Series 2013 A, 2.4%, tender 4/1/20 (a)	9,780	9,833
Series 2017 E, 3.25%, tender 2/3/25 (a)	900	932
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG:
5% 1/1/20	660	671
5% 1/1/21	1,635	1,720
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,465	1,478
5% 10/1/22	980	1,088
5% 10/1/23	2,365	2,697
Series R, 5% 10/1/21	4,890	5,268
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	13,910	15,197
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	4,005	4,042
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	4,610	4,655
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	6,000	6,020
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	3,260	3,460

TOTAL GEORGIA		96,697

Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	3,915	3,915
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	1,370	1,374
5% 8/1/20 (c)	2,985	3,093
5% 8/1/21 (c)	540	576
5% 8/1/22 (c)	2,030	2,229
5% 8/1/23 (c)	1,440	1,618

TOTAL HAWAII		12,805

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	450	491
Illinois - 13.7%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,780	9,178
Series 2010 F, 5% 12/1/20	745	776
Series 2017 C:
5% 12/1/26	485	550
5% 12/1/27	2,830	3,243
Series 2018 C, 5% 12/1/24	13,000	14,362
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,435	14,279
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,780
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	610	621
5% 1/1/21	390	411
5% 1/1/23	2,445	2,734
5% 1/1/22	4,890	5,313
5% 1/1/23	5,770	6,451
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/20	295	299
5% 1/1/21	390	403
5% 1/1/22	295	311
5% 1/1/23	525	561
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/21	1,370	1,442
Series 2012 B, 5% 1/1/21 (c)	4,505	4,736
Series 2013 B, 5% 1/1/22	3,915	4,257
Series 2013 D, 5% 1/1/22	3,150	3,425
Series 2017 D, 5% 1/1/27 (c)	1,470	1,774
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	2,430	2,500
5% 6/1/21	2,305	2,442
5% 6/1/25	1,225	1,426
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,175	1,265
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,390	8,494
Series 2010 A, 5.25% 11/15/22	4,850	5,085
Series 2011 A, 5.25% 11/15/22	980	1,058
Series 2012 C:
5% 11/15/19	3,130	3,170
5% 11/15/20	7,055	7,376
5% 11/15/21	5,465	5,871
5% 11/15/22	1,260	1,388
Series 2014 A:
5% 11/15/20	980	1,025
5% 11/15/21	490	526
5% 11/15/22	1,325	1,460
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 2.2%, tender 5/1/20 (a)(c)	14,250	14,298
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	9,780	9,780
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,956
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	5,137
5% 5/15/27	9,260	11,261
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	4,650	4,769
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	3,000	3,012
Series 2017 B, 5%, tender 12/15/22 (a)	4,325	4,829
Series E, 2.25%, tender 4/29/22 (a)	22,430	22,778
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	1,110	1,204
Series 2012 A, 5% 5/15/23	1,270	1,391
Series 2012:
5% 9/1/20	1,440	1,499
5% 9/1/21	2,000	2,152
5% 9/1/22	3,455	3,831
Series 2015 A:
5% 11/15/22	490	546
5% 11/15/24	1,490	1,739
5% 11/15/25	1,905	2,265
5% 11/15/26	1,955	2,307
Series 2015 B:
5% 11/15/20	1,615	1,694
5% 11/15/24	1,910	2,240
Series 2016 A:
5% 8/15/20	490	506
5% 2/15/21	735	775
5% 8/15/21	685	726
5% 2/15/23	980	1,097
5% 8/15/23	1,465	1,629
5% 8/15/24	2,135	2,424
Series 2016 C:
5% 2/15/20	4,970	5,070
5% 2/15/22	3,335	3,644
5% 2/15/23	4,470	5,030
5% 2/15/24	5,220	6,039
Series 2016:
5% 7/1/22	2,895	3,202
5% 5/15/25	490	577
5% 5/15/26	980	1,171
5% 5/15/27	1,225	1,454
Series 2017:
5% 1/1/23	1,465	1,645
5% 1/1/25	2,260	2,671
Series 2019:
5% 4/1/26	1,625	1,957
5% 4/1/27	2,135	2,617
5% 4/1/28	1,425	1,774
5% 4/1/29	2,000	2,518
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	1,565	1,591
Series 2012 A, 4% 1/1/23	1,245	1,290
Series 2012:
5% 8/1/21	2,360	2,507
5% 8/1/22	5,675	6,172
Series 2013:
5% 7/1/21	6,360	6,742
5% 7/1/22	10,995	11,934
Series 2014:
5% 2/1/22	2,935	3,152
5% 4/1/23	2,165	2,376
5% 2/1/25	2,275	2,507
Series 2016:
5% 1/1/26	2,900	3,292
5% 2/1/26	15,525	17,647
Series 2017 D:
5% 11/1/23	3,860	4,289
5% 11/1/25	6,635	7,543
Series 2018 A, 5% 10/1/26	4,615	5,293
Series 2019 B, 5% 9/1/20	3,740	3,882
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	1,180	1,315
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	1,320	1,366
5% 7/1/21	1,320	1,412
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,715	4,285
0% 1/15/25	4,915	4,356
0% 1/15/26	3,695	3,185
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/20	2,225	2,272
5% 2/1/23	2,175	2,436
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	11,285	12,165
Series 2017, 5% 6/1/22	9,780	10,698

TOTAL ILLINOIS		390,913

Indiana - 3.5%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.6%, tender 9/3/19 (a)(c)	14,650	14,651
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)(b)	2,005	2,061
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)(b)	3,345	3,351
Series 2013:
5% 8/15/22	685	758
5% 8/15/23	980	1,114
Indiana Fin. Auth. Rev. Series 2012:
5% 3/1/20	635	650
5% 3/1/21	1,200	1,265
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	805	840
5% 10/1/22	1,565	1,742
Series 2014 A:
5% 10/1/20	365	381
5% 10/1/21	370	399
5% 10/1/22	660	735
Series 2015 A:
5% 10/1/24	1,460	1,716
5% 10/1/25	1,590	1,861
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	1,440	1,460
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/20	1,225	1,247
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1:
5% 1/1/21 (c)	2,690	2,827
5% 1/1/23 (c)	1,940	2,152
5% 1/1/24 (c)	2,715	3,087
5% 1/1/25 (c)	2,845	3,308
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/20	1,315	1,333
4% 1/15/21	1,225	1,272
5% 7/15/20	1,145	1,187
5% 7/15/21	980	1,049
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	4,160	4,391
Bonds:
(BA Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(c)	13,670	16,237
(BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	1,470	1,471
Series 2015, 5%, tender 11/1/22 (a)(c)	22,305	24,597
Series 2016 A, 5%, tender 3/1/23 (a)(c)	1,200	1,333

TOTAL INDIANA		98,475

Kansas - 0.1%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,525	1,696
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	490	543
5% 9/1/23	710	807
5% 9/1/25	785	934

TOTAL KANSAS		3,980

Kentucky - 1.9%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/24	1,330	1,484
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	1,115
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	10,200	10,423
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,380	1,415
5% 6/1/22	1,525	1,642
5% 6/1/24	1,655	1,854
Kentucky State Property & Buildings Commission Rev. (Kentucky St Proj.) Series D, 5% 5/1/21	980	1,044
Kentucky, Inc. Pub. Energy Bonds:
Series 2019 A1, 4%, tender 6/1/25 (a)	10,455	11,529
Series C1, 4%, tender 6/1/25 (a)	15,000	16,528
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	1,280	1,473
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	505	549
5% 12/1/29	2,140	2,325
Univ. Louisville Revs. Series 2016 C, 3% 9/1/21	2,315	2,387

TOTAL KENTUCKY		53,768

Louisiana - 1.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/21 (FSA Insured)	4,890	5,221
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,480	1,640
Series 2012 C, 5% 7/15/21	3,305	3,545
Series 2014 D1, 5% 12/1/22	1,275	1,427
Series 2016 B:
5% 8/1/22	14,185	15,724
5% 8/1/23	6,115	6,977
Series 2016 D, 5% 9/1/22	6,220	6,910
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,465	1,567
5% 7/1/22	980	1,081
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	300	332
5% 1/1/24 (c)	195	221
5% 1/1/25 (c)	195	225
5% 1/1/26 (c)	490	578
Series 2017 D2:
5% 1/1/23 (c)	390	432
5% 1/1/24 (c)	735	832
5% 1/1/25 (c)	490	566
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,740	2,874
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,400	4,908

TOTAL LOUISIANA		55,060

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,350	2,520
5% 7/1/22	1,810	2,005

TOTAL MAINE		4,525

Maryland - 0.9%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	3,220	3,775
5% 7/1/25	3,380	4,057
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
4% 6/1/20	2,960	3,025
5% 6/1/21	1,640	1,743
5% 6/1/22	1,750	1,909
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015:
5% 7/1/19	390	390
5% 7/1/22	880	966
5% 7/1/23	980	1,103
5% 7/1/24	1,955	2,252
5% 7/1/25	1,730	2,032
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	2,540	2,776
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	850	850
3% 11/1/25	625	627

TOTAL MARYLAND		25,505

Massachusetts - 2.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	3,000	3,355
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2012, 5% 7/1/31 (Pre-Refunded to 7/1/21 @ 100)	1,035	1,110
Series 2016 I:
5% 7/1/21	490	522
5% 7/1/22	585	641
5% 7/1/23	660	742
5% 7/1/24	1,075	1,238
5% 7/1/25	980	1,153
5% 7/1/26	980	1,176
Series 2019 A:
5% 7/1/23	525	589
5% 7/1/24	1,150	1,319
5% 7/1/25	825	963
5% 7/1/26	1,510	1,797
5% 7/1/27	1,300	1,569
5% 7/1/28	2,135	2,616
Massachusetts Edl. Fing. Auth. Rev.:
Series 2013, 5% 7/1/19 (c)	4,620	4,620
Series 2016 J, 5% 7/1/23 (c)	2,175	2,442
Massachusetts Gen. Oblig. Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	31,300	31,183
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (c)	3,005	3,493
5% 7/1/25 (c)	1,115	1,326

TOTAL MASSACHUSETTS		61,854

Michigan - 3.8%
Clarkston Cmnty. Schools 5% 5/1/22	1,635	1,798
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/24 (FSA Insured)	1,000	1,150
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.336% 7/1/32 (a)(e)	3,980	3,971
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/20	2,575	2,653
5% 5/1/21	2,105	2,244
5% 5/1/22	1,810	1,989
Grand Rapids Pub. Schools 5% 5/1/23 (FSA Insured)	1,275	1,442
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/22	980	1,069
5% 5/15/24	540	620
5% 5/15/25	635	746
5% 5/15/26	610	732
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	980	1,078
5% 4/15/24	1,450	1,689
Michigan Fin. Auth. Rev.:
Bonds:
Series 2019 MI2, 5%, tender 2/1/25 (a)	4,830	5,652
1.1%, tender 8/15/19 (a)	4,155	4,153
Series 2015 A:
5% 8/1/22	2,350	2,600
5% 8/1/23	3,715	4,229
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,255	3,338
5% 3/15/21	980	1,040
5% 3/15/22	2,280	2,498
5% 3/15/23	3,915	4,417
5% 3/15/24	6,760	7,838
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	3,535	3,610
Series 2005 A4, 1.625%, tender 11/1/19 (a)	6,615	6,619
Series 2010 F4, 1.95%, tender 4/1/20 (a)	6,400	6,423
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	7,040	7,012
Portage Pub. Schools Series 2016:
5% 5/1/23	1,990	2,245
5% 11/1/23	1,335	1,526
5% 5/1/24	1,880	2,181
5% 11/1/24	1,955	2,296
5% 5/1/25	1,100	1,308
5% 11/1/25	1,195	1,437
5% 5/1/26	1,665	2,029
5% 11/1/26	1,155	1,405
5% 11/1/28	985	1,192
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,465	1,575
5% 9/1/23	490	559
Spring Lake Pub. Schools:
5% 5/1/20	3,550	3,657
5% 11/1/20	1,705	1,787
5% 5/1/21	4,020	4,285

TOTAL MICHIGAN		108,092

Minnesota - 0.7%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	980	1,067
5% 1/1/23	980	1,100
Series 2014 B:
5% 1/1/21 (c)	2,240	2,353
5% 1/1/22 (c)	1,955	2,116
5% 1/1/23 (c)	980	1,090
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	2,950	3,311
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	1,160	1,259
5% 1/1/23	1,115	1,247
5% 1/1/24	1,560	1,791
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	980	1,068
5% 1/1/23	1,465	1,645
5% 1/1/24	980	1,133

TOTAL MINNESOTA		19,180

Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/20	320	326
5% 3/1/21	390	408
5% 3/1/22	585	628
5% 3/1/23	980	1,075
5% 3/1/24	685	767
5% 3/1/25	710	811
5% 3/1/26	980	1,137
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50 (b)	535	587
Saint Louis Arpt. Rev.:
Series 2019 C:
5% 7/1/28	3,250	4,091
5% 7/1/29	3,000	3,830
Series A, 5.25% 7/1/26 (FSA Insured)	5,270	6,541

TOTAL MISSOURI		20,201

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50 (b)	260	288
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)	1,555	1,674
Nevada - 2.3%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/22 (c)	3,915	4,313
Series 2017 C, 5% 7/1/21 (c)	7,785	8,322
Clark County School District:
Series 2016 A:
5% 6/15/21	1,470	1,572
5% 6/15/23	1,285	1,456
Series 2016 D, 5% 6/15/23	10,000	11,328
Series 2017 A:
5% 6/15/22	2,800	3,087
5% 6/15/26	1,285	1,559
Series 2017 C:
5% 6/15/21	9,030	9,659
5% 6/15/23	4,550	5,154
Series A, 5% 6/15/27	8,220	10,133
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 1.875%, tender 12/2/19 (a)(c)(d)	2,100	2,100
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/24	2,640	2,983
Washoe County Gas & Wtr. Facilities Bonds (Sierra Pacific Pwr. Co. Proj.) Series 2016 B, 3%, tender 6/1/22 (a)	5,185	5,399

TOTAL NEVADA		67,065

New Hampshire - 0.8%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (a)(c)	2,355	2,370
Series 2019 A4, 2.15%, tender 7/1/24 (a)(c)	2,250	2,265
New Hampshire Health & Ed. Facilities Auth.:
Series 2017 B, 4.125% 7/1/24 (d)	1,010	1,011
Series 2017 C, 3.5% 7/1/22 (d)	335	335
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	6,000	6,230
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	1,375	1,413
Series 2012:
4% 7/1/20	2,645	2,704
4% 7/1/21	1,485	1,551
Series 2016:
5% 10/1/21	1,225	1,314
5% 10/1/22	900	994
5% 10/1/23	2,785	3,155

TOTAL NEW HAMPSHIRE		23,342

New Jersey - 6.6%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,030	3,091
5% 2/15/21	2,445	2,572
5% 2/15/22	2,445	2,651
5% 2/15/23	2,770	3,082
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	980	1,043
5% 6/1/23 (FSA Insured)	1,230	1,381
5% 6/1/24 (FSA Insured)	980	1,128
Series 2011 EE:
5% 9/1/20	1,320	1,369
5% 9/1/20 (Escrowed to Maturity)	3,570	3,717
Series 2012 II:
5% 3/1/21	6,650	6,978
5% 3/1/22	6,155	6,651
Series 2013, 5% 3/1/23	20,920	23,136
Series 2016 BBB, 5% 6/15/23	9,010	10,034
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC. Proj.) Series 2017 5% 10/1/26 (c)	2,130	2,467
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	10,760	11,090
5% 6/15/21	10,760	11,428
Series 2016 A:
5% 7/1/21	2,150	2,274
5% 7/1/22	6,160	6,686
5% 7/1/23	3,315	3,683
5% 7/1/24	7,740	8,802
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19	1,465	1,465
5% 7/1/21	170	181
5% 7/1/22	170	186
5% 7/1/23	595	667
5% 7/1/24	1,200	1,401
5% 7/1/24	985	1,127
5% 7/1/24	475	544
5% 7/1/25	515	600
5% 7/1/26	170	201
5% 7/1/27	255	301
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2013, 5% 12/1/19 (c)	3,765	3,816
Series 2017 1A:
5% 12/1/22 (c)	1,250	1,381
5% 12/1/23 (c)	1,930	2,181
Series 2017 1B, 5% 12/1/21 (c)	1,285	1,383
Series 2019 A:
5% 12/1/23	720	825
5% 12/1/24	420	493
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 4/1/20 (c)	1,015	1,032
4% 10/1/21 (c)	2,120	2,215
4% 4/1/22 (c)	1,655	1,741
4% 4/1/23 (c)	1,090	1,163
4% 10/1/23 (c)	1,150	1,236
4% 4/1/25 (c)	1,405	1,534
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 2.168%, tender 1/1/21 (a)(e)	10,485	10,498
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 2.048% 1/1/21 (a)(e)	1,170	1,171
New Jersey Trans. Trust Fund Auth.:
Series 2010 A, 0% 12/15/27	5,520	4,304
Series 2013 A, 5% 6/15/20	17,605	18,148
Series 2016 A, 5% 6/15/27	3,960	4,693
Series 2018 A, 5% 6/15/24	5,000	5,752
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,795	5,133

TOTAL NEW JERSEY		188,635

New Mexico - 1.7%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (a)	10,785	10,758
Series 2011, 1.875%, tender 4/1/20 (a)	6,155	6,140
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 7/1/50	4,965	5,420
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (Liquidity Facility Royal Bank of Canada) (a)(b)	15,000	17,502
Series 2019 A:
4% 5/1/21 (Liquidity Facility Royal Bank of Canada) (b)	505	527
4% 11/1/21 (Liquidity Facility Royal Bank of Canada) (b)	625	659
4% 5/1/22 (Liquidity Facility Royal Bank of Canada) (b)	960	1,023
4% 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)	710	779
4% 5/1/24 (Liquidity Facility Royal Bank of Canada) (b)	950	1,050
4% 11/1/24 (Liquidity Facility Royal Bank of Canada) (b)	1,450	1,615
4% 5/1/25 (Liquidity Facility Royal Bank of Canada) (b)	2,790	3,122

TOTAL NEW MEXICO		48,595

New York - 1.9%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/22	490	540
5% 7/1/24	1,810	2,104
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A, 5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	625	625
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	20,000	20,917
Series 2008 B2:
5% 11/15/20	5,380	5,649
5% 11/15/21	3,915	4,244
Series 2012 B, 5% 11/15/22	1,955	2,187
Series 2012 E, 5% 11/15/21	2,380	2,580
Series 2014 C, 5% 11/15/21	2,740	2,970
Series 2016 B, 5% 11/15/21	2,150	2,331
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	726
5% 4/1/27 (c)	1,350	1,625
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (c)	5,335	6,179
Yonkers Gen. Oblig. Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	2,490	2,779

TOTAL NEW YORK		55,456

North Carolina - 1.2%
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2010 B, 1.6%, tender 9/3/19 (a)(c)	5,000	5,000
Series 2013, 1.75%, tender 9/16/19 (a)(c)	2,250	2,250
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	3,580	3,924
5% 3/1/23	3,580	4,046
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	4,235	4,281
Series 2019 C, 2.55%, tender 6/1/26 (a)	7,335	7,493
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	4,890	5,332
5% 1/1/23	1,465	1,647

TOTAL NORTH CAROLINA		33,973

Ohio - 3.6%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	1,955	2,253
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	5,280	5,787
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	2,500	2,524
Series 2019 A, 2.3%, tender 2/15/22 (a)	5,500	5,583
Series B, 5%, tender 8/15/20 (a)	38,935	39,799
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	490	574
5% 1/1/20 (FSA Insured)	415	422
5% 1/1/22 (FSA Insured)	1,295	1,407
5% 1/1/24 (FSA Insured)	1,175	1,348
5% 1/1/25 (FSA Insured)	1,225	1,438
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,100	2,274
5% 6/15/23	1,815	2,004
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	2,800	3,216
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,870	1,898
5% 12/1/20	2,155	2,263
5% 12/1/21	2,000	2,164
Hamilton County HealthCare Facilities Rev. Series 2012, 5% 6/1/21	1,200	1,277
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	500	616
5% 8/1/28	1,000	1,251
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	2,365	2,396
5% 1/1/21	2,640	2,782
5% 1/1/22	1,665	1,813
5% 1/1/23	1,955	2,194
5% 1/1/24	1,690	1,952
5% 1/1/25	2,035	2,411
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50 (b)	380	426
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	1,295	1,363
5% 2/15/22	1,075	1,166
5% 2/15/23	2,075	2,312
5% 2/15/24	1,605	1,830
5% 2/15/25	1,675	1,953
5% 2/15/26	1,225	1,455

TOTAL OHIO		102,151

Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/24	500	569
5% 8/15/25	500	580
5% 8/15/26	800	944
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,545	2,782
Series 2004 A, 2.375% 12/1/21 (a)	1,320	1,337

TOTAL OKLAHOMA		6,212

Oregon - 1.3%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	390	391
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.):
Series 2000 A, 2.4%, tender 5/2/22 (a)(c)	2,500	2,534
Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	2,275	2,307
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(c)	8,165	8,861
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	21,105	21,689

TOTAL OREGON		35,782

Pennsylvania - 1.8%
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/24 (b)	1,475	1,661
5% 6/1/25 (b)	1,150	1,325
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,445	2,447
Series B, 1.8%, tender 8/15/22 (a)	5,245	5,277
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	645	648
5% 10/1/20	1,230	1,269
5% 10/1/23	190	209
Series 2019, 5% 9/1/29	1,000	1,254
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/20	2,095	2,141
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 A, 1.95%, tender 7/15/19 (a)(c)	2,700	2,700
(Waste Mgmt., Inc. Proj.) Series 2013, 1.95%, tender 8/1/19 (a)(c)	5,000	5,002
(Waste Mgmt., Inc. Proj.):
Series 2009, 2.8%, tender 12/1/21 (a)	1,700	1,738
Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	3,220	3,218
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	1,860	1,996
Series 2017, 5% 1/1/27	3,955	4,875
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/21	270	294
5% 12/1/22	835	935
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	1,140	1,220
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	4,890	5,270
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	572
Series 2017 B, 5% 7/1/24 (c)	2,445	2,821
Philadelphia Gas Works Rev. Series 15, 5% 8/1/21	1,225	1,313
Philadelphia School District Series 2018 A:
5% 9/1/24	1,000	1,157
5% 9/1/25	700	828
5% 9/1/26	750	899
Reading School District Series 2017:
5% 3/1/25 (FSA Insured)	320	373
5% 3/1/26 (FSA Insured)	260	309
5% 3/1/27 (FSA Insured)	250	303
5% 3/1/28 (FSA Insured)	245	296

TOTAL PENNSYLVANIA		52,350

Rhode Island - 1.1%
Rhode Island Health& Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/20	645	663
5% 5/15/21	1,475	1,561
5% 5/15/22	1,955	2,124
5% 5/15/23	1,180	1,313
5% 5/15/24	2,300	2,615
5% 5/15/25	5,385	6,247
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	5,910	6,977
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	960	1,050
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/23 (c)	750	847
5% 12/1/24 (c)	1,000	1,151
5% 12/1/25 (c)	1,250	1,464
5% 12/1/26 (c)	1,000	1,190
5% 12/1/28 (c)	510	621
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,896
5% 6/1/27	980	1,110

TOTAL RHODE ISLAND		32,829

South Carolina - 0.9%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	2,020	2,217
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,165	1,178
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,565	2,894
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,345	4,950
5% 12/1/26	1,075	1,260
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50 (b)	1,445	1,595
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	1,465	1,640
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	980	1,025
Series 2014 C:
5% 12/1/22	1,075	1,196
5% 12/1/23	4,890	5,578
Series A, 5% 12/1/23	2,995	3,416

TOTAL SOUTH CAROLINA		26,949

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B:
4% 11/1/19	390	393
4% 11/1/20	610	630
4% 11/1/21	490	519
5% 11/1/22	365	407

TOTAL SOUTH DAKOTA		1,949

Tennessee - 0.9%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/21	650	692
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	1,635	1,886
5% 9/1/26	1,795	2,104
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	11,590	13,389
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,040	6,475

TOTAL TENNESSEE		24,546

Texas - 11.3%
Aledo Independent School District Series 2015, 0% 2/15/24	1,195	1,105
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	490	514
5% 1/1/22	1,465	1,580
5% 1/1/23	2,395	2,653
5% 1/1/24	3,295	3,736
5% 1/1/26	2,800	3,316
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	3,220	3,219
Series 2014 B3, 1.4%, tender 8/17/20 (a)	3,485	3,484
Series 2015 B2, 2.125%, tender 8/16/21 (a)	16,000	16,169
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	3,445	3,828
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/20	1,465	1,536
5% 11/1/21	2,935	3,181
5% 11/1/22	4,890	5,468
Series 2014 D, 5% 11/1/23 (c)	1,905	2,168
Dallas Independent School District Bonds:
Series 2016 B4, 5%, tender 2/15/20 (a)	6,845	6,995
Series 2016 B5, 5%, tender 2/15/21 (a)	7,825	8,259
Series 2016, 5%, tender 2/15/22 (a)	150	164
Series 2019, 5%, tender 2/15/22 (a)	7,765	8,454
Denton Independent School District Series 2016, 0% 8/15/25	1,610	1,452
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	9,990	10,113
Series C, 1.35%, tender 8/1/20 (a)	1,735	1,734
Series D, 1.5%, tender 8/1/21 (a)	3,130	3,121
Fort Worth Gen. Oblig. Series 2015 A, 5% 3/1/23	1,670	1,883
Fort Worth Independent School District Series 2015, 5% 2/15/22	1,580	1,730
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	6,135	6,777
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 2.15%, tender 5/1/20 (a)(c)	2,000	2,006
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 A, 5% 12/1/26	1,085	1,264
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (c)	3,720	4,096
Series 2018 A:
5% 7/1/23 (c)	750	844
5% 7/1/25 (c)	1,550	1,826
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	5,520	6,043
Houston Independent School District:
Bonds:
Series 2012, 2.4%, tender 6/1/21 (a)	12,235	12,437
Series 2013 B, 2.4%, tender 6/1/21 (a)	5,880	5,977
Series 2017, 3% 2/15/22	13,810	14,419
Leander Independent School District Series 2013 A, 0% 8/15/21	1,870	1,813
Lewisville Independent School District Series 1996, 0% 8/15/21	2,110	2,040
Lower Colorado River Auth. Rev. Series 2010 B, 5% 5/15/21	2,965	3,058
Mansfield Independent School District Series 2016, 5% 2/15/24	4,185	4,858
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.9%, tender 8/1/19 (a)(c)	2,800	2,801
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,861
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	2,705	2,691
Series 2019, 2.2%, tender 8/1/24 (a)	1,845	1,893
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,545	1,677
North Texas Tollway Auth. Rev.:
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	16,800	18,278
Series 2011 D, 5% 9/1/28 (Pre-Refunded to 9/1/21 @ 100)	4,100	4,417
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	11,865	11,972
Plano Independent School District Series 2016 A, 5% 2/15/22	7,270	7,964
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	980	1,017
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 B, 2%, tender 12/1/21 (a)	3,965	3,991
Series 2018, 2.75%, tender 12/1/22 (a)	10,100	10,433
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/21	980	1,055
5% 9/15/22	3,365	3,733
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 2%, tender 11/1/21 (a)	7,420	7,477
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	3,405	3,559
5% 10/1/21	2,935	3,170
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	735	789
5% 8/15/23	980	1,113
Series 2013:
5% 9/1/19	640	644
5% 9/1/20	895	932
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	2,875	3,135
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	1,465	1,774
Series 2017 A, 5% 2/15/24	1,955	2,259
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	1,510	1,514
Series 2019 E2, 2.25%, tender 8/1/22 (a)	6,805	6,861
Series 2013 B, 5.25% 8/1/21 (c)	8,805	9,491
Series 2018, 4% 8/1/21 (c)	2,340	2,462
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	17,160	17,589
Texas Wtr. Dev. Board Rev. Series 2018 B:
5% 4/15/22	5,500	6,054
5% 10/15/22	3,170	3,544
5% 4/15/23	4,000	4,537
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	4,920	4,975
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,550	1,771

TOTAL TEXAS		321,753

Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2018 A, 5% 7/1/21	12,655	13,562
Virginia - 0.5%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	590	604
5% 7/15/21	390	416
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,290	2,657
Gloucester County Indl. Dev. Auth. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	1,500	1,521
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	2,605	2,624
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	1,185	1,375
5% 6/15/25	980	1,161
5% 6/15/26	1,680	2,032
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds Series 2003 A, 2.4%, tender 5/2/22 (a)(c)	945	958
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds Series 2009 A, 2.15%, tender 9/1/20 (a)	600	604

TOTAL VIRGINIA		13,952

Washington - 1.0%
Grant County Pub. Util. District #2 Series 2012 A, 5% 1/1/21	1,825	1,923
Port of Seattle Rev. Series 2016 B:
5% 10/1/20 (c)	2,870	2,996
5% 10/1/21 (c)	2,720	2,930
5% 10/1/22 (c)	2,445	2,713
5% 10/1/23 (c)	2,965	3,377
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	195	203
5% 1/1/21	1,730	1,825
Series 2017:
5% 1/1/22	785	856
5% 1/1/25	660	783
5% 1/1/26	390	474
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	2,165	2,345
Washington Health Care Facilities Auth. Rev.:
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	795	884
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	980	1,131
5% 8/15/26	1,955	2,293
5% 8/15/27	2,125	2,525

TOTAL WASHINGTON		27,258

West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	6,610	6,602
Wisconsin - 1.6%
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,300	1,361
5% 12/1/22 (c)	1,440	1,594
5.25% 12/1/23 (c)	1,505	1,723
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A, 5% 5/15/23 (d)	365	392
Series 2017 B-1 3.95% 11/15/24 (d)	175	176
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.95%, tender 8/1/19 (a)(c)	6,200	6,202
Wisconsin Health & Edl. Facilities:
(Hosp. Sisters Svcs., Inc.) Series 2014 A, 5% 11/15/22	3,305	3,679
Bonds Series 2018 B:
5%, tender 1/25/23 (a)	8,500	9,534
5%, tender 1/31/24 (a)	8,810	10,097
Series 2014:
5% 5/1/20	400	410
5% 5/1/21	625	659
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012, 5% 10/1/21	1,370	1,478
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/22	8,100	8,931

TOTAL WISCONSIN		46,236

TOTAL MUNICIPAL BONDS
(Cost $2,700,256)		2,749,755

Municipal Notes - 4.5%
California - 0.7%
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 2.15% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	1,500	$1,500
Series Floaters ZF 26 76, 2.1% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	6,000	6,000
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 2.25% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	12,600	12,600

TOTAL CALIFORNIA		20,100

Colorado - 0.5%
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)(g)	5,200	5,200
Series Floaters XL 00 90, 2.15% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	5,000	5,000
Series Floaters XM 07 15, 2.2% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)(g)	4,590	4,590

TOTAL COLORADO		14,790

Florida - 0.1%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 2.1% 7/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)(g)	3,300	3,300
Illinois - 0.2%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 2.08% 7/5/19 (a)(f)(g)	1,500	1,500
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	3,200	3,200

TOTAL ILLINOIS		4,700

Indiana - 0.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 2.11% 7/5/19, VRDN (a)(c)	14,250	14,250
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 2.09% 7/5/19, VRDN (a)	6,700	6,700
Minnesota - 0.6%
Shakopee Minn Sr Hsg. Rev. Participating VRDN:
Series Floaters 001, 2.2% 8/9/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)(h)	10,000	10,000
Series Floaters YX 11 03, 2.08% 7/5/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	7,745	7,745

TOTAL MINNESOTA		17,745

Missouri - 0.2%
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 84, 2.3% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,200	6,200
New York - 0.8%
Build NYC Resource Corp. Rev. Participating VRDN Series Floaters XF 10 80, 2.3% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	14,000	14,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/20	3,500	3,608
Series 2018 C, 5% 9/1/21	3,435	3,692

TOTAL NEW YORK		21,300

North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 2.15% 7/5/19, VRDN (a)(c)	2,300	2,300
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 02 91, 2.15% 7/5/19 (Liquidity Facility Royal Bank of Canada) (a)(f)(g)	2,790	2,790
Texas - 0.4%
Garland Wtr. & Swr. Rev. Series 2019, 2.3% 7/12/19, LOC Sumitomo Mitsui Banking Corp., CP	2,500	2,500
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 2.1% 7/5/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	5,400	5,400
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 2.07% 7/1/19, VRDN (a)	1,825	1,825
Series 2010 B, 2.07% 7/1/19, VRDN (a)	1,000	1,000

TOTAL TEXAS		10,725

Wisconsin - 0.1%
Deforest Area School District BAN Series 2019, 3% 12/18/19	3,400	3,406
TOTAL MUNICIPAL NOTES
(Cost $128,218)		128,306
	Shares	Value (000s)

Money Market Funds - 0.1%
Fidelity Municipal Cash Central Fund 2.00%(i)(j)
(Cost $3,905)	3,904,610	3,905
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $2,832,379)		2,881,966
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(29,098)
NET ASSETS - 100%		$2,852,868

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,435,000 or 0.7% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000,000 or 0.4% of net assets.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 2.2% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$10,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$339
Total	$339

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$2,878,061	$--	$2,878,061	$--
Money Market Funds	3,905	3,905	--	--
Total Investments in Securities:	$2,881,966	$3,905	$2,878,061	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	33.1%
Health Care	15.2%
Transportation	14.1%
Electric Utilities	9.2%
Industrial Development	5.0%
Others* (Individually Less Than 5%)	23.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,828,474)	$2,878,061
Fidelity Central Funds (cost $3,905)	3,905
Total Investment in Securities (cost $2,832,379)		$2,881,966
Cash		49
Receivable for investments sold		6,795
Receivable for fund shares sold		2,161
Interest receivable		29,373
Distributions receivable from Fidelity Central Funds		45
Other receivables		3
Total assets		2,920,392
Liabilities
Payable for investments purchased
Regular delivery	$5,096
Delayed delivery	58,181
Payable for fund shares redeemed	2,135
Distributions payable	907
Accrued management fee	840
Distribution and service plan fees payable	56
Other affiliated payables	268
Other payables and accrued expenses	41
Total liabilities		67,524
Net Assets		$2,852,868
Net Assets consist of:
Paid in capital		$2,802,557
Total distributable earnings (loss)		50,311
Net Assets		$2,852,868
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($157,429 ÷ 14,719.6 shares)(a)		$10.70
Maximum offering price per share (100/97.25 of $10.70)		$11.00
Class M:
Net Asset Value and redemption price per share ($14,339 ÷ 1,343.2 shares)(a)		$10.68
Maximum offering price per share (100/97.25 of $10.68)		$10.98
Class C:
Net Asset Value and offering price per share ($24,068 ÷ 2,255.1 shares)(a)		$10.67
Limited Term Municipal Income:
Net Asset Value, offering price and redemption price per share ($2,201,313÷ 206,188.1 shares)		$10.68
Class I:
Net Asset Value, offering price and redemption price per share ($270,102 ÷ 25,286.1 shares)		$10.68
Class Z:
Net Asset Value, offering price and redemption price per share ($185,617 ÷ 17,378.4 shares)		$10.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$31,477
Income from Fidelity Central Funds		339
Total income		31,816
Expenses
Management fee	$5,067
Transfer agent fees	1,353
Distribution and service plan fees	352
Accounting fees and expenses	249
Custodian fees and expenses	11
Independent trustees' fees and expenses	5
Registration fees	125
Audit	46
Legal	2
Miscellaneous	11
Total expenses before reductions	7,221
Expense reductions	(26)
Total expenses after reductions		7,195
Net investment income (loss)		24,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,812
Total net realized gain (loss)		1,812
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	53,490
Fidelity Central Funds	6
Total change in net unrealized appreciation (depreciation)		53,496
Net gain (loss)		55,308
Net increase (decrease) in net assets resulting from operations		$79,929

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,621	$47,961
Net realized gain (loss)	1,812	(881)
Change in net unrealized appreciation (depreciation)	53,496	(12,220)
Net increase (decrease) in net assets resulting from operations	79,929	34,860
Distributions to shareholders	(24,569)	(48,484)
Share transactions - net increase (decrease)	(94,316)	(451,938)
Total increase (decrease) in net assets	(38,956)	(465,562)
Net Assets
Beginning of period	2,891,824	3,357,386
End of period	$2,852,868	$2,891,824

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.53	$10.45	$10.64	$10.71	$10.68
Income from Investment Operations
Net investment income (loss)A	.075	.135	.122	.118	.129	.153
Net realized and unrealized gain (loss)	.210	(.038)	.086	(.188)	(.048)	.046
Total from investment operations	.285	.097	.208	(.070)	.081	.199
Distributions from net investment income	(.075)	(.135)	(.121)	(.118)	(.130)	(.153)
Distributions from net realized gain	–	(.002)	(.007)	(.002)	(.021)	(.016)
Total distributions	(.075)	(.137)	(.128)	(.120)	(.151)	(.169)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.70	$10.49	$10.53	$10.45	$10.64	$10.71
Total ReturnC,D,E	2.72%	.93%	2.00%	(.68)%	.76%	1.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.81%	.81%	.80%	.81%	.79%
Expenses net of fee waivers, if any	.81%H	.81%	.81%	.80%	.81%	.79%
Expenses net of all reductions	.81%H	.81%	.81%	.80%	.81%	.79%
Net investment income (loss)	1.43%H	1.28%	1.15%	1.10%	1.21%	1.42%
Supplemental Data
Net assets, end of period (in millions)	$157	$155	$234	$317	$377	$397
Portfolio turnover rateI	48%H	27%J	33%	31%	30%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.47	$10.51	$10.43	$10.62	$10.69	$10.66
Income from Investment Operations
Net investment income (loss)A	.077	.139	.126	.121	.134	.157
Net realized and unrealized gain (loss)	.210	(.038)	.087	(.188)	(.049)	.046
Total from investment operations	.287	.101	.213	(.067)	.085	.203
Distributions from net investment income	(.077)	(.139)	(.126)	(.121)	(.134)	(.157)
Distributions from net realized gain	–	(.002)	(.007)	(.002)	(.021)	(.016)
Total distributions	(.077)	(.141)	(.133)	(.123)	(.155)	(.173)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.68	$10.47	$10.51	$10.43	$10.62	$10.69
Total ReturnC,D,E	2.75%	.98%	2.04%	(.65)%	.80%	1.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.78%H	.76%	.77%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.77%H	.76%	.76%	.77%	.77%	.76%
Expenses net of all reductions	.77%H	.76%	.76%	.77%	.77%	.75%
Net investment income (loss)	1.47%H	1.33%	1.19%	1.14%	1.25%	1.46%
Supplemental Data
Net assets, end of period (in millions)	$14	$15	$17	$20	$22	$25
Portfolio turnover rateI	48%H	27%J	33%	31%	30%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.47	$10.51	$10.43	$10.62	$10.69	$10.66
Income from Investment Operations
Net investment income (loss)A	.036	.057	.043	.038	.050	.072
Net realized and unrealized gain (loss)	.200	(.038)	.087	(.188)	(.049)	.046
Total from investment operations	.236	.019	.130	(.150)	.001	.118
Distributions from net investment income	(.036)	(.057)	(.043)	(.038)	(.050)	(.072)
Distributions from net realized gain	–	(.002)	(.007)	(.002)	(.021)	(.016)
Total distributions	(.036)	(.059)	(.050)	(.040)	(.071)	(.088)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.67	$10.47	$10.51	$10.43	$10.62	$10.69
Total ReturnC,D,E	2.26%	.19%	1.24%	(1.42)%	.01%	1.11%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.56%H	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of fee waivers, if any	1.56%H	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of all reductions	1.56%H	1.54%	1.55%	1.55%	1.55%	1.54%
Net investment income (loss)	.69%H	.55%	.41%	.35%	.47%	.67%
Supplemental Data
Net assets, end of period (in millions)	$24	$32	$40	$53	$63	$65
Portfolio turnover rateI	48%H	27%J	33%	31%	30%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.47	$10.51	$10.43	$10.63	$10.69	$10.66
Income from Investment Operations
Net investment income (loss)A	.093	.170	.157	.152	.164	.186
Net realized and unrealized gain (loss)	.210	(.038)	.087	(.198)	(.039)	.046
Total from investment operations	.303	.132	.244	(.046)	.125	.232
Distributions from net investment income	(.093)	(.170)	(.157)	(.152)	(.164)	(.186)
Distributions from net realized gain	–	(.002)	(.007)	(.002)	(.021)	(.016)
Total distributions	(.093)	(.172)	(.164)	(.154)	(.185)	(.202)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.68	$10.47	$10.51	$10.43	$10.63	$10.69
Total ReturnC,D	2.90%	1.28%	2.35%	(.45)%	1.18%	2.19%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.46%	.47%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47%G	.46%	.47%	.48%	.48%	.48%
Expenses net of all reductions	.47%G	.46%	.47%	.48%	.48%	.48%
Net investment income (loss)	1.77%G	1.63%	1.49%	1.43%	1.54%	1.73%
Supplemental Data
Net assets, end of period (in millions)	$2,201	$2,393	$2,740	$2,779	$3,058	$3,225
Portfolio turnover rateH	48%G	27%I	33%	31%	30%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.51	$10.44	$10.63	$10.70	$10.67
Income from Investment Operations
Net investment income (loss)A	.089	.162	.149	.145	.156	.179
Net realized and unrealized gain (loss)	.200	(.028)	.077	(.188)	(.048)	.046
Total from investment operations	.289	.134	.226	(.043)	.108	.225
Distributions from net investment income	(.089)	(.162)	(.149)	(.145)	(.157)	(.179)
Distributions from net realized gain	–	(.002)	(.007)	(.002)	(.021)	(.016)
Total distributions	(.089)	(.164)	(.156)	(.147)	(.178)	(.195)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$10.68	$10.48	$10.51	$10.44	$10.63	$10.70
Total ReturnC,D	2.76%	1.29%	2.17%	(.42)%	1.02%	2.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.54%	.54%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%G	.54%	.54%	.55%	.55%	.55%
Expenses net of all reductions	.55%G	.54%	.54%	.54%	.55%	.54%
Net investment income (loss)	1.70%G	1.55%	1.42%	1.36%	1.47%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$270	$269	$327	$297	$276	$263
Portfolio turnover rateH	48%G	27%I	33%	31%	30%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Limited Term Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.41
Income from Investment Operations
Net investment income (loss)B	.093	.048
Net realized and unrealized gain (loss)	.202	.067
Total from investment operations	.295	.115
Distributions from net investment income	(.095)	(.045)
Distributions from net realized gain	–	–
Total distributions	(.095)	(.045)
Net asset value, end of period	$10.68	$10.48
Total ReturnC,D	2.82%	1.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.43%G
Expenses net of fee waivers, if any	.44%G	.43%G
Expenses net of all reductions	.44%G	.43%G
Net investment income (loss)	1.81%G	1.78%G
Supplemental Data
Net assets, end of period (in millions)	$186	$28
Portfolio turnover rateH	48%G	27%I

 A For the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind, deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$50,523
Gross unrealized depreciation	(915)
Net unrealized appreciation (depreciation)	$49,608
Tax cost	$2,832,358

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,020)
Long-term	(91)
Total capital loss carryforward	$(1,111)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $650,602 and $662,096, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$195	$14
Class M	-%	.25%	18	–(a)
Class C	.75%	.25%	139	10
			$352	$24

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6
Class M	–(a)
Class C(b)	1
$7

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$136.18
Class M	10.14
Class C	22.16
Limited Term Municipal Income	946.08
Class I	221.16
Class Z	18.05
	$1,353

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 6,984 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $73,334. The Fund had a net realized gain of $220 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3. During the period, credits reduced each class' transfer agent expense in the amount of less than five hundred dollars.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7 and a portion of class-level operating expenses as follows:

Amount
Class A	$1
Class M	–(a)
Class C	–(a)
Limited Term Municipal Income	13
Class I	2
Class Z	–(a)
$16

 (a) In the amount of less than five hundred dollars.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Distributions to shareholders
Class A	$1,106	$2,440
Class M	106	211
Class C	95	196
Limited Term Municipal Income	20,307	40,730
Class I	2,312	4,853
Class Z	643	54
Total	$24,569	$48,484

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018(a)	Six months ended June 30, 2019	Year ended December 31, 2018(a)
Class A
Shares sold	2,599	3,881	$27,542	$40,594
Reinvestment of distributions	100	221	1,057	2,313
Shares redeemed	(2,748)	(11,559)	(29,121)	(120,913)
Net increase (decrease)	(49)	(7,457)	$(522)	$(78,006)
Class M
Shares sold	42	566	$455	$5,917
Reinvestment of distributions	10	19	102	202
Shares redeemed	(151)	(765)	(1,596)	(7,999)
Net increase (decrease)	(99)	(180)	$(1,039)	$(1,880)
Class C
Shares sold	159	439	$1,682	$4,574
Reinvestment of distributions	8	17	82	173
Shares redeemed	(979)	(1,196)	(10,343)	(12,485)
Net increase (decrease)	(812)	(740)	$(8,579)	$(7,738)
Limited Term Municipal Income
Shares sold	20,539	67,006	$217,094	$700,289
Reinvestment of distributions	1,428	2,921	15,128	30,494
Shares redeemed	(44,335)	(102,066)(b)	(469,025)	(1,066,085)(b)
Net increase (decrease)	(22,368)	(32,139)	$(236,803)	$(335,302)
Class I
Shares sold	4,705	11,071	$49,711	$115,733
Reinvestment of distributions	189	403	2,000	4,212
Shares redeemed	(5,268)	(16,897)	(55,778)	(176,288)
Net increase (decrease)	(374)	(5,423)	$(4,067)	$(56,343)
Class Z
Shares sold	15,857	2,844	$168,391	$29,574
Reinvestment of distributions	45	5	481	51
Shares redeemed	(1,153)	(220)	(12,178)	(2,294)
Net increase (decrease)	14,749	2,629	$156,694	$27,331

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to December 31, 2018.

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Class A	.81%
Actual		$1,000.00	$1,027.20	$4.07
Hypothetical-C		$1,000.00	$1,020.78	$4.06
Class M	.77%
Actual		$1,000.00	$1,027.50	$3.87
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.56%
Actual		$1,000.00	$1,022.60	$7.82
Hypothetical-C		$1,000.00	$1,017.06	$7.80
Limited Term Municipal Income	.47%
Actual		$1,000.00	$1,029.00	$2.36
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.55%
Actual		$1,000.00	$1,027.60	$2.77
Hypothetical-C		$1,000.00	$1,022.07	$2.76
Class Z	.44%
Actual		$1,000.00	$1,028.20	$2.21
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

STM-SANN-0819
1.701069.121

Fidelity® Conservative Income Municipal Bond Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2019

% of fund's investments
1 - 7	40.2
8 - 30	2.5
31 - 60	2.1
61 - 90	1.5
91 - 180	8.1
> 180	45.6

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2019

% of fund's net assets
Texas	9.8
New Jersey	9.0
New York	8.5
Florida	6.3
Illinois	5.8

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	18.5
Synthetics	17.2
Health Care	14.8
Industrial Development	14.2
Transportation	12.4

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	2.1%
AA,A	41.5%
BBB	4.0%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	51.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 47.9%
	Principal Amount	Value
Alabama - 0.8%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2012 A, 5% 6/1/21	950,000	1,006,554
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	15,770,000	15,791,436

TOTAL ALABAMA		16,797,990

Alaska - 0.4%
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	440,000	456,258
Valdez Marine Term. Rev. (BP Pipelines (Alaska), Inc. Proj.):
Series 2003 B, 5% 1/1/21	$4,500,000	$4,733,010
Series 2003 C, 5% 1/1/21	2,225,000	2,340,211

TOTAL ALASKA		7,529,479

Arizona - 1.5%
Arizona Board of Regents Ctfs. of Prtn. Series 2015 A, 5% 6/1/22	100,000	110,284
Arizona Ctfs. of Prtn. Series 2019 A:
5% 10/1/20 (b)	1,050,000	1,097,019
5% 10/1/21 (b)	920,000	993,885
5% 10/1/22 (b)	980,000	1,091,112
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/20	2,000,000	2,035,249
Bonds Series 2013 A1, 3.75%, tender 7/4/19 (a)	2,500,000	2,503,737
Arizona State Lottery Rev. Series 2019:
5% 7/1/21 (b)	1,575,000	1,672,335
5% 7/1/22 (b)	1,265,000	1,385,820
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	6,915,000	6,927,077
Series 2017 B, 1.6%, tender 5/21/20 (a)	820,000	820,715
Maricopa County Rev.:
Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 2.28%, tender 10/18/22 (a)(d)	8,500,000	8,500,000
Series 2016 A, 5% 1/1/20	2,360,000	2,401,594

TOTAL ARIZONA		29,538,827

Arkansas - 0.2%
Little Rock School District Series 2017, 3% 2/1/21	3,255,000	3,334,031
California - 0.9%
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2018 A, 1 month U.S. LIBOR + 0.380% 2.053%, tender 8/1/21 (a)(d)	13,270,000	13,269,867
Series 2018 C, 1 month U.S. LIBOR + 0.380% 2.061%, tender 8/1/21 (a)(d)	5,800,000	5,799,942

TOTAL CALIFORNIA		19,069,809

Colorado - 1.2%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	980,000	1,012,908
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	185,000	191,179
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	8,600,000	8,633,293
Series 2017C-2, 5%, tender 3/1/22 (a)	2,675,000	2,873,699
Denver City & County Arpt. Rev.:
Series 2012 A, 5% 11/15/22 (c)	1,000,000	1,113,570
Series 2017 A, 5% 11/15/19 (c)	1,060,000	1,073,712
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,480,000	3,471,126
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,963,680
Series 2015 A:
2.35% 9/1/20	300,000	302,403
5% 9/1/20	845,000	877,473
Series B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995,000	1,958,771

TOTAL COLORADO		23,471,814

Connecticut - 4.4%
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/19	1,880,000	1,902,637
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 3.15% 4/15/20 (a)(d)	9,665,000	9,738,318
Series 2012 C, 5% 6/1/20	1,940,000	2,004,437
Series 2012 D, SIFMA Municipal Swap Index + 0.920% 2.82% 9/15/19 (a)(d)	1,870,000	1,872,473
Series 2013 A:
SIFMA Municipal Swap Index + 0.650% 2.55% 3/1/20 (a)(d)	220,000	220,543
5% 10/15/19	1,040,000	1,050,837
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.78% 8/15/19 (a)(d)	745,000	745,579
5% 8/15/20	560,000	582,753
Series 2014 C, 5% 6/15/20	1,155,000	1,194,992
Series 2014 E, 5% 9/1/19	1,245,000	1,252,427
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2.8% 6/15/21 (a)(d)	4,900,000	4,936,799
Series 2015 E, 5% 8/1/19	570,000	571,671
Series 2015 F, 5% 11/15/20	530,000	556,299
Series 2016 B:
5% 5/15/20	1,495,000	1,542,249
5% 5/15/21	5,345,000	5,699,748
5% 5/15/23	750,000	846,690
Series 2016 E:
4% 10/15/19	2,565,000	2,584,437
5% 10/15/20	3,460,000	3,621,340
5% 10/15/21	475,000	513,010
Series 2016 G:
5% 11/1/19	1,620,000	1,639,507
5% 11/1/21	2,550,000	2,757,927
Series 2017 A, 5% 4/15/20	7,935,000	8,161,824
Series 2017 B, 5% 4/15/20	300,000	308,576
Series 2018 A, 5% 4/15/20	1,315,000	1,352,590
Series 2018 B:
5% 4/15/21	3,285,000	3,493,433
5% 4/15/22	1,315,000	1,440,293
5% 4/15/23	1,000,000	1,126,320
Series 2018 F, 5% 9/15/22	570,000	632,079
Series A, 5% 2/15/21	4,425,000	4,436,859
Series D, SIFMA Municipal Swap Index + 1.020% 2.92% 8/15/20 (a)(d)	1,935,000	1,950,093
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 2.185%, tender 7/1/19 (a)(d)	13,500,000	13,500,000
Series 2016 CT, 3% 12/1/19	445,000	447,960
Series A, 5% 7/1/20	1,400,000	1,451,583
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/19	250,000	253,823
Series 2014 A, 5% 9/1/20	420,000	437,485
Series 2016 A, 5% 9/1/21	1,300,000	1,398,878
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/20 (c)	920,000	951,053
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	185,000	189,345
5% 3/1/21 (FSA Insured)	255,000	269,563
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	480,000	480,000

TOTAL CONNECTICUT		88,116,430

District Of Columbia - 0.2%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 B, 5% 10/1/19 (c)	1,495,000	1,508,157
Series 2011 C, 5% 10/1/22 (c)	840,000	905,318
Series 2015 B, 2.75% 10/1/19 (c)	2,000,000	2,006,554
Series 2019 A:
5% 10/1/21 (b)(c)	380,000	409,340
5% 10/1/22 (b)(c)	220,000	244,108

TOTAL DISTRICT OF COLUMBIA		5,073,477

Florida - 3.1%
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/19 (c)	1,690,000	1,701,020
Series 2013 A, 5% 10/1/20 (c)	700,000	730,142
Broward County Port Facilities Rev. Series 2011 B:
5% 9/1/21 (c)	645,000	691,479
5% 9/1/22 (c)	1,000,000	1,070,510
Citizens Property Ins. Corp. Series 2012 A1, 5% 6/1/21	7,885,000	8,419,130
Florida Muni. Pwr. Agcy. Rev. Series 2015 B, 5% 10/1/19	900,000	907,988
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/20 (c)	700,000	730,058
Series 2016, 5% 10/1/20 (c)	150,000	156,441
Hillsborough County Aviation Auth. Rev. Series 2013 A, 5% 10/1/20 (c)	1,465,000	1,528,273
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2010 B, 5% 10/1/20	635,000	660,978
Series 2013 A, 5% 10/1/20	4,400,000	4,580,004
Series 2013 C, 5% 10/1/19	770,000	776,273
Series 2013 D, 5% 10/1/20	660,000	687,001
Series 2017 3A, 5% 10/1/19	1,500,000	1,512,258
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/19	195,000	197,566
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/20 (c)	1,175,000	1,226,195
5% 10/1/21 (c)	710,000	764,720
Series 2014, 5% 10/1/21 (c)	770,000	829,344
Series 2015 A:
5% 10/1/19 (c)	5,780,000	5,832,759
5% 10/1/21 (c)	740,000	797,202
Series 2017 B, 5% 10/1/19 (c)	3,905,000	3,940,644
Series A1, 5% 10/1/21	200,000	209,424
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) 5% 7/1/21	1,505,000	1,605,022
Series 2014 B, 5% 7/1/21	685,000	730,525
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	1,560,000	1,592,698
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	400,000	407,787
Series 2014 D, 5% 11/1/20	485,000	508,125
Series 2015 A:
5% 5/1/20	2,270,000	2,337,777
5% 5/1/21	885,000	942,861
Series 2016 C, 5% 2/1/20	1,360,000	1,388,435
Orange County Health Facilities Auth. Series B:
4% 10/1/19 (b)	3,675,000	3,698,604
5% 10/1/20 (b)	3,340,000	3,489,866
5% 10/1/21 (b)	2,670,000	2,880,449
5% 10/1/22 (b)	2,605,000	2,893,061
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (c)	745,000	751,369
Series 2013, 5% 10/1/20 (c)	690,000	719,187
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 A:
5% 9/1/19	375,000	377,149
5% 9/1/20	435,000	452,391

TOTAL FLORIDA		62,724,715

Georgia - 1.5%
Clarke County Hosp. Auth. Series 2016:
5% 7/1/19	855,000	855,000
5% 7/1/20	560,000	579,952
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	130,000	133,434
5% 4/1/21	300,000	317,232
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	110,000	112,906
5% 4/1/21	245,000	259,073
Fulton County Dev. Auth. (Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	370,000	383,182
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2008 A, 5.25% 1/1/21	400,000	421,944
Series 2009 B, 5% 1/1/20	11,110,000	11,301,902
Series 2011 A:
5% 1/1/20	1,230,000	1,251,246
5% 1/1/21	7,860,000	8,262,196
Series 2015 A:
5% 1/1/20	1,040,000	1,057,807
5% 1/1/21	745,000	783,122
Series 2016 A:
4% 1/1/21	820,000	849,864
5% 1/1/20	1,360,000	1,383,286
Series C, 5% 1/1/22	730,000	789,751
Series GG:
5% 1/1/20	355,000	361,168
5% 1/1/21	635,000	667,976
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/20	110,000	111,278
3% 4/1/21	100,000	102,314
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	95,000	97,510
5% 4/1/21	240,000	253,786

TOTAL GEORGIA		30,335,929

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	690,000	690,000
State of Hawaii Dept. of Trans. Series 2013, 5% 8/1/22 (c)	750,000	823,493

TOTAL HAWAII		1,513,493

Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	445,000	461,560
5% 7/15/21	660,000	706,563

TOTAL IDAHO		1,168,123

Illinois - 3.4%
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	745,000	784,716
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	1,620,000	1,643,619
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/20 (c)	6,365,000	6,444,166
Series 2015 B, 5% 1/1/21	1,400,000	1,473,990
Series 2018 A, 5% 1/1/20 (c)	800,000	813,899
Chicago Park District Gen. Oblig. Series 2013 D, 5% 1/1/20	645,000	655,009
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/20	2,280,000	2,345,802
5% 6/1/21	975,000	1,032,857
Cook County Gen. Oblig.:
Series 2014 A, 3% 11/15/19	965,000	970,226
Series 2018, 5% 11/15/19	1,115,000	1,129,214
Illinois Fin. Auth. Rev.:
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	2,005,000	2,082,814
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	1,415,000	1,433,781
Bonds:
(Advocate Health Care Network Proj.):
Series 2008 A1, 5%, tender 1/15/20 (a)	1,300,000	1,324,479
Series 2008 A2, 5%, tender 2/12/20 (a)	2,035,000	2,078,638
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	2,100,000	2,108,631
Series 2016 A:
5% 7/1/19	445,000	445,000
5% 8/15/19	370,000	371,279
Series 2016 D, 5% 2/15/20	1,475,000	1,507,521
Series 2016, 5% 11/15/19	260,000	263,315
Illinois Gen. Oblig.:
Series 2012, 5% 8/1/22 (FSA Insured)	1,000,000	1,091,070
Series 2013 A, 5% 4/1/20	780,000	799,011
Series 2014, 4% 2/1/20	600,000	607,932
Series 2016, 5% 2/1/20	375,000	382,114
Series 2017 B, 5% 11/1/19	9,725,000	9,830,030
Series 2017 D, 5% 11/1/20	400,000	417,284
Series B, 5.25% 1/1/20	710,000	722,427
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	430,000	439,458
Series 2015 A, 5% 2/1/21	1,165,000	1,226,943
Series C, 5.25% 2/1/21	1,000,000	1,056,240
Illinois Reg'l. Trans. Auth.:
Series 2000, 6.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,285,000	4,486,150
Series 2010A, 5% 7/1/20	1,305,000	1,327,607
Series 2017 A:
5% 7/1/20	520,000	538,211
5% 7/1/21	520,000	556,150
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	5,300,000	5,563,092
5% 12/1/22	3,230,000	3,607,135
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.25% 6/1/20	3,535,000	3,650,233
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2014 C, 5% 3/15/23	520,000	582,140
Series 2016 A, 4% 8/15/19	500,000	501,483
Univ. of Illinois Rev.:
Series 2005 A, 5.5% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,389,544
Series 2018 A, 5% 4/1/21	830,000	880,041

TOTAL ILLINOIS		68,563,251

Indiana - 1.8%
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	340,000	343,026
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)(b)	1,555,000	1,557,597
Series 2011 I, 1.65%, tender 7/1/22 (a)(b)	5,000,000	5,008,350
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 2.45%, tender 5/4/21 (a)(b)(d)	6,600,000	6,601,848
2.45%, tender 5/4/21 (a)(b)	6,900,000	6,901,932
Series 2015 B, 1.65%, tender 7/2/22 (a)(b)	2,360,000	2,363,941
Indiana Fin. Auth. Rev. Series 2016:
3% 9/1/19	185,000	185,412
4% 9/1/20	370,000	380,105
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/21 (c)	1,600,000	1,681,376
Series 2016, 5% 1/1/20 (c)	2,135,000	2,171,342
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	3,870,000	4,084,669
Bonds (BP Products North America, Inc. Proj.):
Series 2008, 1.85%, tender 10/1/19 (a)	2,000,000	2,001,542
Series 2015, 5%, tender 11/1/22 (a)(c)	1,100,000	1,213,047
Series 2016 A, 5%, tender 3/1/23 (a)(c)	800,000	888,520

TOTAL INDIANA		35,382,707

Kansas - 0.1%
Kansas Dev. Fin. Agcy. Series 2009, 5.25% 11/15/21	1,270,000	1,288,021
Kentucky - 2.5%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/20	595,000	601,136
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	12,000,000	11,982,222
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	160,000	162,764
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A, 5% 9/1/19	855,000	859,843
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series D:
5% 5/1/20	3,645,000	3,753,831
5% 5/1/21	1,580,000	1,683,300
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	835,000	896,481
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,090,730
Series 2010, 5% 8/1/20	2,720,000	2,825,509
(Proj. No. 117) Series B, 3% 5/1/20	1,570,000	1,591,045
(Proj. No. 98) Series 2010, 4% 8/1/19	675,000	676,438
Series 2015 B, 5% 8/1/19	1,925,000	1,930,642
Series 2016 B, 5% 11/1/19	2,110,000	2,135,407
Series 2016:
3% 4/1/21	775,000	797,545
3% 4/1/22	895,000	925,985
Series 2017, 5% 4/1/22	900,000	985,104
Series 2018, 5% 5/1/21	2,000,000	2,130,760
Series A:
5% 8/1/19	950,000	952,784
5% 10/1/22	940,000	1,042,460
Series B:
5% 8/1/21	950,000	1,019,949
5% 11/1/21	900,000	973,386
5% 11/1/22	645,000	717,008
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	2,200,000	2,296,932
Louisville & Jefferson County (Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	1,415,000	1,426,883
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 A, 2.3%, tender 9/1/21 (a)	1,150,000	1,166,445
Series 2001 B, 2.55%, tender 5/3/21 (a)	5,580,000	5,684,625

TOTAL KENTUCKY		50,309,214

Louisiana - 0.8%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/20	4,750,000	4,905,124
5% 6/1/21 (FSA Insured)	1,600,000	1,708,384
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/21	520,000	551,335
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	745,000	756,817
Series 2009 A, 5.25% 7/1/20 (Escrowed to Maturity)	2,530,000	2,622,276
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B, 5% 1/1/22 (c)	520,000	561,101
Series 2017 D1, 5% 1/1/20	745,000	758,280
Series 2017 D2:
5% 1/1/20 (c)	150,000	152,523
5% 1/1/21 (c)	370,000	387,804
5% 1/1/22 (c)	655,000	706,771
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/20	1,635,000	1,681,193
5% 5/15/21	930,000	984,805

TOTAL LOUISIANA		15,776,413

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	250,000	262,150
Massachusetts - 1.2%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	370,000	376,782
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	765,000	792,411
Series 2012 G, 5% 10/1/19	600,000	605,416
Series 2016 I, 5% 7/1/21	790,000	843,720
Massachusetts Edl. Fing. Auth. Rev.:
Series 2015 A, 5% 1/1/22 (c)	1,400,000	1,511,370
Series 2016 J, 5% 7/1/21 (c)	2,840,000	3,024,685
Series 2017 A:
3% 7/1/19 (c)	185,000	185,000
4% 7/1/20 (c)	280,000	286,566
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	3,720,000	3,706,052
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.5% 2/1/20 (a)(d)	13,020,000	13,025,282
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners Healthcare Sys., Inc. Proj.) Series 2010, 5% 7/1/21	420,000	421,130

TOTAL MASSACHUSETTS		24,778,414

Michigan - 4.0%
Clarkston Cmnty. Schools Series 2016 I, 4% 5/1/20	255,000	260,580
Detroit Downtown Dev. Auth. Tax:
Series 1, 5% 7/1/21 (FSA Insured)	1,185,000	1,260,852
Series A, 5% 7/1/22 (FSA Insured)	650,000	711,679
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	285,000	287,537
5% 10/1/20	400,000	417,888
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	370,000	375,175
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	975,000	995,385
Huron Valley School District Series 2011, 5% 5/1/21	1,475,000	1,571,716
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/20	470,000	492,668
Lapeer Cmnty. Schools Series 2016, 4% 5/1/20	905,000	923,818
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	370,000	394,346
Bonds:
Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 2.38%, tender 2/1/22 (a)(d)	45,050,000	45,117,125
1.1%, tender 8/15/19 (a)	975,000	974,574
Series 2016:
3% 1/1/20	110,000	110,754
5% 11/15/19	495,000	501,236
Michigan Gen. Oblig. Series 2016, 5% 3/15/20	815,000	835,721
Michigan Hosp. Fin. Auth. Rev. Bonds Series 2010 F4, 1.95%, tender 4/1/20 (a)	3,930,000	3,944,225
Michigan Strategic Fund Exempt Facilities Rev. Bonds (Waste Mgmt., Inc. Proj.) 2.85%, tender 8/2/21 (a)(c)	10,500,000	10,716,195
Milan Area Schools Series 2019, 5% 5/1/22	675,000	740,313
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/20	630,000	649,289
Portage Pub. Schools Series 2016, 5% 5/1/20	500,000	515,224
Royal Oak City School District Series 2018, 4% 5/1/20	300,000	306,716
South Lyon Cmnty. Schools Series 2016, 5% 5/1/23	625,000	706,813
Wayne County Arpt. Auth. Rev.:
Series 2011 A:
4.125% 12/1/22 (FSA Insured) (c)	1,100,000	1,167,386
5% 12/1/19 (c)	2,890,000	2,930,924
Series 2017 A:
5% 12/1/19	930,000	944,066
5% 12/1/20	445,000	467,860
Series 2017 B:
5% 12/1/19 (c)	845,000	856,930
5% 12/1/20 (c)	535,000	560,632
Zeeland Pub. Schools Series 2015, 5% 5/1/21	1,285,000	1,366,610

TOTAL MICHIGAN		81,104,237

Missouri - 0.0%
Kansas City Santn Swr. Sys. R Series 2018 B, 5% 1/1/20	300,000	305,544
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	590,000	607,709

TOTAL MISSOURI		913,253

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/20	1,290,000	1,318,037
Nevada - 1.6%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (c)	2,445,000	2,525,928
Series 2013 A, 5% 7/1/20 (c)	1,520,000	1,569,544
Series 2017 C, 5% 7/1/21 (c)	19,730,000	21,091,765
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	3,080,000	3,082,685
Clark County School District:
Series 2015 D, 5% 6/15/20	440,000	455,064
Series 2016 A:
5% 6/15/21	625,000	668,563
5% 6/15/23	1,395,000	1,580,200
Series 2017 C, 5% 6/15/22	600,000	661,590

TOTAL NEVADA		31,635,339

New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	460,000	461,561
3% 10/1/21	570,000	585,772
Series 2016, 3% 10/1/20	820,000	832,784

TOTAL NEW HAMPSHIRE		1,880,117

New Jersey - 5.5%
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2007 A3, 0% 11/1/22 (FSA Insured)	935,000	885,866
Series 2012 A, 5% 11/1/19	6,735,000	6,810,221
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	391,000	397,561
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2011 EE, 4.5% 9/1/20	170,000	175,379
Series 2017 B, 5% 11/1/19	2,480,000	2,507,948
New Jersey Gen. Oblig. Series 2013 NN, 5% 3/1/21	290,000	304,306
Series 2013, 5% 3/1/20	3,030,000	3,094,848
Series 2017 DDD, 5% 6/15/20	370,000	381,345
Series PP, 5% 6/15/20	150,000	154,599
New Jersey Edl. Facility ( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	357,000	369,719
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	445,000	445,641
Series 2016 T, 5% 6/1/20	510,000	527,414
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 7/1/19	300,000	300,000
Series 2016, 5% 7/1/20	1,500,000	1,553,746
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	6,345,000	6,635,982
Series 2011-1, 5.5% 12/1/21 (c)	6,345,000	6,903,233
Series 2013:
4% 12/1/20 (c)	1,905,000	1,965,865
5% 12/1/19 (c)	500,000	506,829
Series 2014 1A:
5% 12/1/20 (c)	6,000,000	6,275,160
5% 12/1/21 (c)	4,500,000	4,842,990
Series 2016 1A, 5% 12/1/21 (c)	2,000,000	2,152,440
Series 2017 1A, 5% 12/1/22 (c)	300,000	331,332
Series 2017 1B:
5% 12/1/19 (c)	1,970,000	1,996,907
5% 12/1/20 (c)	4,125,000	4,314,173
5% 12/1/21 (c)	340,000	365,915
Series 2018 B:
5% 12/1/20 (c)	2,275,000	2,379,332
5% 12/1/21 (c)	1,290,000	1,388,324
Series 2019 A, 5% 12/1/22	705,000	787,316
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D:
4% 10/1/20 (c)	1,295,000	1,330,742
4% 4/1/21 (c)	1,405,000	1,455,580
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/20	2,430,000	2,501,703
5% 6/1/21	5,190,000	5,504,670
5% 6/1/22	805,000	877,305
New Jersey Tpk. Auth. Tpk. Rev. Series 2017 C1, 1 month U.S. LIBOR + 0.340% 2.048% 1/1/21 (a)(d)	485,000	485,228
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	105,000	108,981
Series 2013 A, 5% 6/15/20	695,000	716,445
Series 2016 A, 5% 6/15/20	13,185,000	13,603,278
Series 2018 A:
4% 6/15/20	575,000	587,828
5% 6/15/21	7,330,000	7,786,806
5% 6/15/22	12,065,000	13,186,080
Series AA, 5% 6/15/20	125,000	128,857
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/19	3,860,000	3,887,457
5% 9/15/20	605,000	629,248

TOTAL NEW JERSEY		111,544,599

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,490,000	1,486,272
Series 2005 B, 1.875%, tender 4/1/20 (a)	1,300,000	1,296,747
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A:
4% 5/1/21 (Liquidity Facility Royal Bank of Canada) (b)	795,000	829,121
4% 11/1/22 (Liquidity Facility Royal Bank of Canada) (b)	675,000	726,820

TOTAL NEW MEXICO		4,338,960

New York - 0.2%
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2015 C, 4%, tender 11/15/20 (a)	1,000,000	1,026,510
Series 2012 F, 5% 11/15/21	1,500,000	1,626,135
Series 2018 B, 5% 5/15/20	900,000	927,896
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/22 (c)	800,000	869,096

TOTAL NEW YORK		4,449,637

North Carolina - 0.2%
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 B, 2.2%, tender 12/1/22 (a)	2,860,000	2,891,002
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	330,000	335,916
Series C, 5% 1/1/21	355,000	355,962

TOTAL NORTH CAROLINA		3,582,880

Ohio - 1.3%
Allen County Hosp. Facilities Rev.:
Bonds (Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.65%, tender 7/5/19 (a)(d)	11,660,000	11,667,228
Series 2017 A:
5% 8/1/20	710,000	736,760
5% 8/1/22	700,000	772,149
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	1,665,000	1,685,914
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/19	1,405,000	1,423,491
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 2.33%, tender 11/15/21 (a)(d)	7,100,000	7,118,531
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	645,000	664,987
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	150,000	150,000
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	150,000	153,849
(Univ. of Dayton 2018 Proj.) Series 2018 A, 5% 12/1/22	260,000	290,449
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/20	755,000	792,259
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	1,615,000	1,648,075

TOTAL OHIO		27,103,692

Oklahoma - 0.0%
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	345,000	348,045
5% 10/1/21	510,000	549,188

TOTAL OKLAHOMA		897,233

Oregon - 0.3%
Oregon Bus. Dev. Commission Bonds Series 250, 5%, tender 3/1/22 (a)(c)	5,535,000	6,006,637
Oregon Facilities Auth. Rev. Series 2011 C, 5% 10/1/20	310,000	323,742

TOTAL OREGON		6,330,379

Pennsylvania - 3.4%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	1,310,000	1,362,177
Allegheny County Arpt. Auth. Rev.:
Series 2001, 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,200,000	3,363,744
Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	800,000	840,936
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	625,000	674,400
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	430,000	441,080
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	1,325,000	1,326,113
Luzerne County Series 2015 B, 5% 5/15/20 (FSA Insured)	1,150,000	1,182,794
Lycoming County Auth. College Rev. Series 2016, 4% 10/1/19	745,000	749,429
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/21	350,000	372,904
Pennsylvania Gen. Oblig.:
Series 2010 A, 5% 5/1/20	575,000	592,654
Series 2016:
5% 1/15/21	420,000	443,688
5% 1/15/22	3,110,000	3,396,804
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 2.25% 12/1/20 (a)(d)	5,100,000	5,097,297
SIFMA Municipal Swap Index + 0.430% 2.33% 12/1/21 (a)(d)	10,010,000	10,013,003
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 2.4% 12/1/21 (a)(d)	6,410,000	6,417,692
Philadelphia Arpt. Rev.:
Series 2010 D, 5% 6/15/21 (c)	1,425,000	1,471,583
Series 2011 A, 5% 6/15/21 (c)	510,000	543,915
Series 2015 A, 5% 6/15/21 (c)	865,000	922,523
Series 2017 B, 5% 7/1/19 (c)	1,000,000	1,000,000
Philadelphia Gas Works Rev.:
Series 2015 13:
5% 8/1/19	1,955,000	1,960,585
5% 8/1/20	1,835,000	1,905,170
5% 8/1/21	1,770,000	1,897,670
Series 2016 14:
5% 10/1/19	3,715,000	3,747,601
5% 10/1/20	1,345,000	1,404,288
Series 2017 15, 4% 8/1/20	370,000	380,197
Pittsburgh & Alleg County Parkin Series 2017, 4% 12/15/19	245,000	247,874
Reading School District Series 2017, 5% 3/1/21 (FSA Insured)	150,000	158,033
Saint Mary Hosp. Auth. Health Sys. Rev. Series 2010 B:
5% 11/15/19	500,000	506,636
5% 11/15/19 (Escrowed to Maturity)	100,000	101,339
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 2.14% 9/15/21 (a)(d)	15,700,000	15,672,525

TOTAL PENNSYLVANIA		68,194,654

Rhode Island - 0.3%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/21 (c)	500,000	537,615
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/20	3,500,000	3,602,629
5% 6/1/21	1,465,000	1,551,933

TOTAL RHODE ISLAND		5,692,177

South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,300,000	1,314,825
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A4:
5% 1/1/20 (Escrowed to Maturity)	2,530,000	2,576,244
5% 1/1/20 (Escrowed to Maturity)	2,605,000	2,652,615
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	560,000	571,247
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 4% 1/1/20 (Escrowed to Maturity)	225,000	228,001
Series 2012 D, 4% 12/1/19 (Escrowed to Maturity)	195,000	197,164
Series 2012, 5% 12/1/19	1,095,000	1,109,956
Series 2015 C, 5% 12/1/21	850,000	919,403

TOTAL SOUTH CAROLINA		9,569,455

Tennessee - 0.5%
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/22	900,000	987,336
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/21	500,000	528,895
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (c)	1,950,000	1,950,000
Series 2011 C, 5% 7/1/19 (c)	1,210,000	1,210,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	5,375,000	5,381,343

TOTAL TENNESSEE		10,057,574

Texas - 1.2%
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	395,000	398,228
5% 10/1/20	675,000	702,695
5% 10/1/21	810,000	868,887
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	900,000	900,846
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/20	980,000	1,001,545
5% 2/15/22	1,035,000	1,128,171
Dallas Fort Worth Int'l. Arpt. Rev. Series 2012 F, 5% 11/1/20 (c)	600,000	627,954
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	1,350,000	1,367,413
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.48%, tender 7/5/19 (a)	3,820,000	3,820,041
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.484%, tender 7/5/19 (a)(d)	1,935,000	1,940,069
Series 2013 B, SIFMA Municipal Swap Index + 0.900% 2.8% 6/1/22 (a)(d)	900,000	906,300
Series 2015, 5% 10/1/20	600,000	627,210
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (c)	1,325,000	1,413,205
Series 2011 A:
5% 7/1/19 (c)	805,000	805,000
5% 7/1/22 (c)	1,300,000	1,389,583
Series 2018 A, 5% 7/1/21 (c)	525,000	559,949
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	370,000	385,122
5% 10/15/21	185,000	198,244
Love Field Arpt. Modernization Rev. Series 2015, 5% 11/1/19 (c)	745,000	753,721
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/22	1,100,000	1,134,573
Series 2010:
5% 5/15/20	240,000	247,564
5% 5/15/21	1,255,000	1,294,558
Series 2015 A, 5% 5/15/21	925,000	987,280
Royse City Independent School District Series 2014, 0% 2/15/20	415,000	411,454

TOTAL TEXAS		23,869,612

Virginia - 1.1%
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,720,000	2,739,366
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	4,170,000	4,199,690
Lynchburg Econ. Dev. (Centra Health Proj.) Series A, 5% 1/1/20	370,000	376,410
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	10,840,000	10,873,757
Series 2009 A, 2.15%, tender 9/1/20 (a)	3,335,000	3,358,745

TOTAL VIRGINIA		21,547,968

Washington - 0.6%
Port of Seattle Gen. Oblig. Series 2011, 5.25% 12/1/21 (c)	700,000	749,399
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/20 (c)	2,080,000	2,123,243
Series 2015 B, 5% 3/1/20	685,000	702,011
Series 2015 C, 5% 4/1/21 (c)	1,565,000	1,662,155
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	3,405,000	3,499,814
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	950,000	954,318
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	790,000	796,972
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	350,000	376,975
Series 2012 A, 5% 10/1/19	575,000	580,075

TOTAL WASHINGTON		11,444,962

West Virginia - 1.2%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	16,300,000	16,374,817
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	4,455,000	4,556,663
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	2,820,000	2,816,729

TOTAL WEST VIRGINIA		23,748,209

Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2016 A, 5% 12/1/19 (c)	1,810,000	1,835,858
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017:
4% 7/1/19	300,000	300,000
5% 7/1/21	300,000	319,482
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	4,455,000	4,597,595
5%, tender 6/1/21 (a)	4,145,000	4,416,829
Series 2018 B, 5%, tender 1/26/22 (a)	4,660,000	5,076,231
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.35%, tender 7/27/22 (a)(d)	9,960,000	9,943,964
Wisconsin Health & Edl. Facilities Auth. Series 2014 A, 5% 12/1/21	700,000	758,373

TOTAL WISCONSIN		27,248,332

TOTAL MUNICIPAL BONDS
(Cost $957,378,654)		961,505,593

Municipal Notes - 50.6%
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 2.13% 7/5/19, VRDN (a)(c)	2,803,000	$2,803,000
California - 3.1%
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,400,000	3,400,000
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	11,580,000	11,580,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 2.15% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	4,960,000	4,960,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 2.15% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	1,000,000	1,000,000
Series Floaters ZM 06 41, 2.15% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	8,225,000	8,225,000
Series Floaters ZM 06 44, 2.15% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(e)(f)	11,235,000	11,235,000
Series XF 10 32, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	600,000	600,000
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 2.25% 7/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	20,000,000	20,000,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 2.31% 7/5/19, LOC Deutsche Bank AG New York Branch, VRDN (a)(c)	800,000	800,000

TOTAL CALIFORNIA		61,800,000

Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 2.25% 7/5/19, LOC Deutsche Bank AG, VRDN (a)	2,265,000	2,265,000
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 2.1% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	685,000	685,000
Colorado Springs Spl. Oblig. Series 2007, 2.1% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,190,000	1,190,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	3,500,000	3,500,000
Series Floaters XL 00 90, 2.15% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	3,300,000	3,300,000
Series Floaters XM 07 15, 2.2% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	15,395,000	15,395,000

TOTAL COLORADO		26,335,000

Connecticut - 0.2%
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	4,100,000	4,165,100
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 2.1% 7/1/19, VRDN (a)(c)	2,200,000	2,200,000
District Of Columbia - 0.4%
District of Columbia Rev. Participating VRDN Series Floaters XF 10 78, 2.3% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,650,000	8,650,000
Florida - 3.2%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 2.25% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,955,000	8,955,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 2.25% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	855,000	855,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 2.25% 7/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	15,730,000	15,730,000
Collier County Indl. Dev. Auth. Rev. (Var March Proj.) Series 2004, 2.05% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	220,000	220,000
Gainesville Utils. Sys. Rev. Series 2019 C, 2.03% 7/1/19, LOC Bank of America NA, VRDN (a)	3,500,000	3,500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XF 05 77, 2.1% 7/5/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)(f)	2,200,000	2,200,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2016 A, 1.99% 7/1/19, VRDN (a)(c)	9,100,000	9,100,000
2% 7/1/19, VRDN (a)(c)	16,070,000	16,070,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 2.14% 7/4/22, VRDN (a)	7,100,000	7,100,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	500,000	500,000

TOTAL FLORIDA		64,230,000

Georgia - 1.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 2.1% 7/1/19, VRDN (a)(c)	24,910,000	24,910,000
Gordon County Dev. Auth. Series 2006, 2.07% 7/5/19, LOC Branch Banking & Trust Co., VRDN (a)(c)	670,000	670,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 2% 7/1/19, VRDN (a)(c)	880,000	880,000

TOTAL GEORGIA		26,460,000

Idaho - 0.1%
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 2.13% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	1,500,000	1,500,000
Illinois - 2.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 2.15% 7/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	14,325,000	14,325,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 2.25% 7/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	6,975,000	6,975,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 2.1% 7/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	12,205,000	12,205,000
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 2.13% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	3,720,000	3,720,000
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	8,730,000	8,730,000
Village of Oswego Indl. Dev. (Griffith Laboratories Worldwide, Inc.) Series 1995, 2.1% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,310,000	1,310,000
Village of Woodridge, DuPage, Will & Cook Counties (Home Run Inn Frozen Foods Corp. Proj.) Series 2005, 1.05% 6/27/19, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,305,000	1,305,000

TOTAL ILLINOIS		48,570,000

Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 2.2% 7/5/19, VRDN (a)(c)	830,000	830,000
Jeffersonville Ind. Econ. Dev. Rev. Series 2003, 2.21% 7/5/19, LOC PNC Bank NA, VRDN (a)(c)	1,115,000	1,115,000

TOTAL INDIANA		1,945,000

Kansas - 0.1%
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 2.1% 7/5/19, VRDN (a)	1,000,000	1,000,000
Kentucky - 0.1%
Hopkinsville Indl. Bldg. Rev. Series 2006, 2.07% 7/5/19, LOC Branch Banking & Trust Co., VRDN (a)(c)	1,330,000	1,330,000
Louisiana - 4.4%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 2.15% 7/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000
Series Floaters XL 00 46, 2.15% 7/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	13,340,000	13,340,000
Series Floaters ZM 05 58, 2.15% 7/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.09% 7/5/19, VRDN (a)	24,300,000	24,300,000
Series 2010 B1, 2.05% 7/5/19, VRDN (a)	35,335,000	35,335,000

TOTAL LOUISIANA		87,975,000

Maine - 0.0%
Auburn Rev. Oblig. Secs Series 2001, 2.24% 7/5/19, LOC TD Banknorth, NA, VRDN (a)(c)	210,000	210,000
Massachusetts - 1.1%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 2.15% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	16,330,000	16,330,000
Nahant BAN:
Series 2019 A, 2.5% 6/26/20	900,000	908,157
Series 2019 B, 2.5% 7/9/20 (b)	2,700,000	2,726,743
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	2,581,000	2,605,422

TOTAL MASSACHUSETTS		22,570,322

Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2005, 2.21% 7/5/19, LOC PNC Bank NA, VRDN (a)(c)	830,000	830,000
Minnesota - 0.5%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 2.2% 8/9/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)(g)	9,700,000	9,700,000
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.98% 7/1/19, VRDN (a)(c)	10,855,000	10,855,000
Missouri - 0.2%
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 84, 2.3% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	4,385,000	4,385,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. Series 1998, 2.13% 7/5/19, VRDN (a)(c)	900,000	900,000
Nevada - 0.8%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 2.1% 7/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	16,250,000	16,250,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 2.1% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	235,000	235,000

TOTAL NEVADA		16,485,000

New Jersey - 3.5%
Belmar Gen. Oblig. BAN Series 2019, 3.25% 2/7/20	13,097,000	13,219,888
Borough of Riverdale BAN Series 2018, 3% 9/13/19	4,050,000	4,060,861
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	5,580,000	5,602,375
Delran Township BAN Series 2018, 3% 10/25/19	8,900,000	8,938,444
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	3,100,000	3,134,415
Flemington BAN 3.5% 1/15/20	4,603,000	4,649,470
Millburn Township Gen. Oblig. BAN Series 2019, 2.25% 6/12/20	2,788,000	2,808,634
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	5,128,000	5,141,375
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	4,800,000	4,841,201
South River Borough Gen. Oblig. BAN Series 2018, 3.5% 12/10/19	9,407,250	9,492,178
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	8,200,000	8,258,524

TOTAL NEW JERSEY		70,147,365

New York - 8.3%
Binghamton Gen. Oblig. BAN Series 2018, 3.5% 11/15/19	700,000	705,296
Geneva Hsg. Auth. Rev. Series 2000, 2.4% 7/5/19, VRDN (a)(c)	1,165,000	1,165,000
Gloversville School District BAN Series 2018, 3% 10/18/19	23,145,000	23,236,728
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	900,000	900,000
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/21	700,000	745,458
Series 2018 C, 5% 9/1/21	360,000	386,935
Series 2019 A, 4% 2/3/20	55,575,000	56,415,611
North Rose-Wolcott Central School District Wayne County BAN Series 2018, 3.5% 7/26/19	16,000,000	16,019,579
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 2.2% 7/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	5,540,000	5,540,000
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	8,400,000	8,404,721
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 2.3% 7/5/19, LOC RBS Citizens NA, VRDN (a)	4,035,000	4,035,000
Queensbury Union Free School District BAN Series 2018, 3% 7/12/19	4,900,000	4,901,575
Sidney Cent School District BAN Series 2018, 3% 7/10/19	4,798,077	4,799,388
South Glens Falls Central School District BAN:
Series 2018 A, 3% 7/26/19	12,500,000	12,511,433
Series 2018 B, 3% 7/26/19	1,099,950	1,100,956
Troy Rensselaer County BAN Series B, 3% 8/2/19	12,440,695	12,454,917
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
2.28% 7/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	270,000	270,000
2.28% 7/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	205,000	205,000
Watertown Enlarged City School District BAN Series 2019, 2.25% 6/30/20 (b)	12,357,147	12,445,984

TOTAL NEW YORK		166,243,581

Ohio - 0.9%
Akron Income Tax Rev. BAN Series 2018, 3.5% 12/10/19	5,350,000	5,397,113
East Clinton Local School District BAN Series 2019:
2.8% 12/3/19	2,200,000	2,211,040
3% 12/17/19	2,200,000	2,213,065
Englewood BAN Series 2019, 3% 1/22/20	1,600,000	1,611,053
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	1,300,000	1,309,998
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,600,000	3,600,000
Ohio Indl. Dev. Rev. Series 2000, 2.1% 7/5/19, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,800,000	1,800,000
Summit County Indl. Dev. Rev. Series 2001, 2.21% 7/5/19, LOC Huntington Nat'l. Bank, VRDN (a)(c)	720,000	720,000

TOTAL OHIO		18,862,269

Oregon - 0.3%
Port Portland Spl. Oblig. Rev. (Horizon Air Ind. Proj.) Series 1997, 2.09% 7/1/19, LOC Bank of America NA, VRDN (a)(c)	6,840,000	6,840,000
Pennsylvania - 1.6%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 2.1% 7/5/19, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	300,000	300,000
Montgomery County Higher Ed.& Health Auth. Rev. Series 2018 D, 2.13% 7/4/22, VRDN (a)	13,080,000	13,080,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	3,351,000	3,351,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 2.13% 7/4/22, VRDN (a)	7,360,000	7,360,000
Philadelphia Auth. For Indl. Series 2017 B, 2.13% 7/4/22, VRDN (a)	7,955,000	7,955,000

TOTAL PENNSYLVANIA		32,046,000

Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A, 2.15% 7/1/19, LOC RBS Citizens NA, VRDN (a)	2,410,000	2,410,000
South Carolina - 2.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 2.13% 7/5/19, VRDN (a)(c)	11,700,000	11,700,000
Series 1997, 2.13% 7/5/19, VRDN (a)(c)	3,800,000	3,800,000
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 2.12% 7/4/22, VRDN (a)	7,675,000	7,675,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2001, 2.05% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,800,000	1,800,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 2.3% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	4,625,000	4,625,000
Series Floaters XM 02 91, 2.15% 7/5/19 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)	2,500,000	2,500,000
Series Floaters XM 03 84, 2.15% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	10,000,000	10,000,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 2.3% 7/5/19 (Liquidity Facility Toronto-Dominion Bank) (a)(e)(f)	2,165,000	2,165,000

TOTAL SOUTH CAROLINA		44,265,000

Tennessee - 0.1%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 2.13% 7/5/19, VRDN (a)(c)	2,230,000	2,230,000
Texas - 8.6%
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 2.1% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	8,370,000	8,370,000
Garland Wtr. & Swr. Rev. Series 2019, 2.3% 7/12/19, LOC Sumitomo Mitsui Banking Corp., CP	1,600,000	1,599,958
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 2.03% 7/1/19, VRDN (a)(c)	3,240,000	3,240,000
(Exxon Mobil Proj.) Series 2002, 2.03% 7/1/19, VRDN (a)(c)	2,300,000	2,300,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 2.1% 7/5/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	3,600,000	3,600,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 2.07% 7/1/19, VRDN (a)	4,375,000	4,375,000
Series 2004, 2.12% 7/5/19, VRDN (a)(c)	63,985,000	63,985,000
Series 2010 B, 2.07% 7/1/19, VRDN (a)	2,335,000	2,335,000
Series 2010 C, 2.06% 7/1/19, VRDN (a)	23,290,000	23,290,000
Series 2010 D:
2.05% 7/5/19, VRDN (a)	33,665,000	33,665,000
2.05% 7/5/19, VRDN (a)	12,400,000	12,400,000
San Antonio Arpt. Sys. Rev. 1.99% 7/5/19, LOC Bank of America NA, VRDN (a)(c)	800,000	800,000
Texas Gen. Oblig.:
Series 2004 B, 2.05% 7/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	7,940,000	7,940,000
Series 2006 A, 2.05% 7/5/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	5,060,000	5,060,000

TOTAL TEXAS		172,959,958

Utah - 1.7%
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 2.15% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	20,500,000	20,500,000
Series Floaters XM 06 99, 2.2% 7/5/19 (Liquidity Facility Cr. Suisse AG) (a)(c)(e)(f)	6,400,000	6,400,000
Series Floaters ZM 05 51, 2.15% 7/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	7,500,000	7,500,000

TOTAL UTAH		34,400,000

Washington - 1.1%
Kitsap County Indl. Dev. Corpre (Cara Land Co., L.L.C. Proj.) Series 2006, 2.1% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	700,000	700,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 2.05% 7/5/19, LOC KeyBank NA, VRDN (a)	715,000	715,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.25% 8/9/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)(f)(g)	9,915,000	9,915,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 00 42, 2.13% 7/5/19 (Liquidity Facility JPMorgan Chase Bank) (a)(e)(f)	8,705,000	8,705,000
Series Floaters XG 00 51, 2.05% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	2,275,000	2,275,000

TOTAL WASHINGTON		22,310,000

West Virginia - 1.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 2.12% 7/4/22, VRDN (a)	22,190,000	22,190,000
Wisconsin - 0.8%
Brodhead Indl. Dev. Series 2000, 2.15% 7/5/19, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,400,000	4,400,000
Deforest Area School District BAN Series 2019, 3% 12/18/19	2,200,000	2,203,904
Milton School District BAN Series 2019, 5% 8/19/19	2,100,000	2,109,921
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 2.15% 7/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	7,500,000	7,500,000

TOTAL WISCONSIN		16,213,825

TOTAL MUNICIPAL NOTES
(Cost $1,015,544,753)		1,016,016,420
	Shares	Value

Money Market Funds - 4.0%
Fidelity Municipal Cash Central Fund 2.00% (h)(i)
(Cost $79,305,010)	79,297,070	79,304,984
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $2,052,228,417)		2,056,826,997
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(49,559,333)
NET ASSETS - 100%		$2,007,267,664

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,615,000 or 1.0% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 2.2% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$9,700,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.25% 8/9/19 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 1/18/19	$9,915,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$363,876
Total	$363,876

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$1,977,522,013	$--	$1,977,522,013	$--
Money Market Funds	79,304,984	79,304,984	--	--
Total Investments in Securities:	$2,056,826,997	$79,304,984	$1,977,522,013	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	18.5%
Synthetics	17.2%
Health Care	14.8%
Industrial Development	14.2%
Transportation	12.4%
Electric Utilities	11.7%
Others* (Individually Less Than 5%)	11.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,972,923,407)	$1,977,522,013
Fidelity Central Funds (cost $79,305,010)	79,304,984
Total Investment in Securities (cost $2,052,228,417)		$2,056,826,997
Receivable for investments sold		20,496,931
Receivable for fund shares sold		2,635,278
Interest receivable		15,397,599
Distributions receivable from Fidelity Central Funds		98,431
Receivable from investment adviser for expense reductions		162,539
Other receivables		516
Total assets		2,095,618,291
Liabilities
Payable to custodian bank	$19,618,843
Payable for investments purchased
Regular delivery	2,750,602
Delayed delivery	58,725,899
Payable for fund shares redeemed	5,509,319
Distributions payable	1,152,025
Accrued management fee	499,711
Other affiliated payables	94,228
Total liabilities		88,350,627
Net Assets		$2,007,267,664
Net Assets consist of:
Paid in capital		$2,002,951,250
Total distributable earnings (loss)		4,316,414
Net Assets		$2,007,267,664
Net Asset Value and Maximum Offering Price
Conservative Income Municipal Bond:
Net Asset Value, offering price and redemption price per share ($260,230,659 ÷ 25,891,795 shares)		$10.05
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,747,037,005 ÷ 173,813,843 shares)		$10.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$18,346,005
Income from Fidelity Central Funds		363,876
Total income		18,709,881
Expenses
Management fee	$2,894,967
Transfer agent fees	548,225
Independent trustees' fees and expenses	3,449
Commitment fees	2,626
Total expenses before reductions	3,449,267
Expense reductions	(923,105)
Total expenses after reductions		2,526,162
Net investment income (loss)		16,183,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	132,908
Total net realized gain (loss)		132,908
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,481,143
Fidelity Central Funds	(26)
Total change in net unrealized appreciation (depreciation)		6,481,117
Net gain (loss)		6,614,025
Net increase (decrease) in net assets resulting from operations		$22,797,744

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,183,719	$24,613,757
Net realized gain (loss)	132,908	(1,081,256)
Change in net unrealized appreciation (depreciation)	6,481,117	2,603,795
Net increase (decrease) in net assets resulting from operations	22,797,744	26,136,296
Distributions to shareholders	(16,170,215)	(24,774,551)
Share transactions - net increase (decrease)	141,139,882	(65,694,840)
Total increase (decrease) in net assets	147,767,411	(64,333,095)
Net Assets
Beginning of period	1,859,500,253	1,923,833,348
End of period	$2,007,267,664	$1,859,500,253

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.01	$10.00	$10.04	$10.04	$10.02
Income from Investment Operations
Net investment income (loss)A	.080	.134	.090	.062	.032	.015
Net realized and unrealized gain (loss)	.030	.011	.010	(.041)	–B	.021
Total from investment operations	.110	.145	.100	.021	.032	.036
Distributions from net investment income	(.080)	(.134)	(.088)	(.059)	(.031)	(.015)
Distributions from net realized gain	–	(.001)	(.002)	(.002)	(.001)	(.001)
Total distributions	(.080)	(.135)	(.090)	(.061)	(.032)	(.016)
Net asset value, end of period	$10.05	$10.02	$10.01	$10.00	$10.04	$10.04
Total ReturnC,D	1.10%	1.45%	1.00%	.21%	.32%	.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.39%	.40%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.39%	.40%
Net investment income (loss)	1.61%G	1.34%	.90%	.62%	.32%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$260,231	$251,811	$234,599	$164,586	$73,914	$45,107
Portfolio turnover rateH	65%G	45%I	33%	36%	32%	51%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Municipal Bond Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.02	$10.01	$10.00	$10.04	$10.04	$10.02
Income from Investment Operations
Net investment income (loss)A	.085	.144	.099	.071	.042	.025
Net realized and unrealized gain (loss)	.030	.011	.011	(.040)	–B	.021
Total from investment operations	.115	.155	.110	.031	.042	.046
Distributions from net investment income	(.085)	(.144)	(.098)	(.069)	(.041)	(.025)
Distributions from net realized gain	–	(.001)	(.002)	(.002)	(.001)	(.001)
Total distributions	(.085)	(.145)	(.100)	(.071)	(.042)	(.026)
Net asset value, end of period	$10.05	$10.02	$10.01	$10.00	$10.04	$10.04
Total ReturnC,D	1.15%	1.56%	1.11%	.31%	.42%	.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.29%	.30%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.29%	.30%
Net investment income (loss)	1.71%G	1.44%	1.00%	.72%	.42%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,747,037	$1,607,689	$1,689,234	$844,145	$290,823	$143,491
Portfolio turnover rateH	65%G	45%I	33%	36%	32%	51%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,864,555
Gross unrealized depreciation	(253,378)
Net unrealized appreciation (depreciation)	$4,611,177
Tax cost	$2,052,215,820

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(225,881)
Long-term	(217,501)
Total capital loss carryforward	$(443,382)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $345,758,218 and $354,422,574, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$131,460
Institutional Class	416,765
$548,225

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 55,039,919 shares of the Fund were redeemed in-kind for investments, including accrued interest, with a value of $551,499,983. The Fund had a net realized loss of $(778,563) on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,626 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Municipal Bond	.35%	$69,887
Institutional Class	.25%	852,657
		$922,544

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $561.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2019	Year ended December 31, 2018
Distributions to shareholders
Conservative Income Municipal Bond	$2,090,973	$3,247,996
Institutional Class	14,079,242	21,526,555
Total	$16,170,215	$24,774,551

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2019	Year ended December 31, 2018	Six months ended June 30, 2019	Year ended December 31, 2018
Conservative Income Municipal Bond
Shares sold	8,910,635	17,356,623	$89,394,989	$173,753,090
Reinvestment of distributions	173,261	261,161	1,738,983	2,614,969
Shares redeemed	(8,332,669)	(15,912,352)	(83,616,719)	(159,258,683)
Net increase (decrease)	751,227	1,705,432	$7,517,253	$17,109,376
Institutional Class
Shares sold	66,251,512	194,198,866	$664,874,665	$1,944,266,168
Reinvestment of distributions	840,815	1,414,041	8,440,323	14,158,673
Shares redeemed	(53,781,739)	(203,850,365)(a)	(539,692,359)	(2,041,229,057)(a)
Net increase (decrease)	13,310,588	(8,237,458)	$133,622,629	$(82,804,216)

 (a) Amount includes in-kind redemptions (see the Prior Year Affiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Conservative Income Municipal Bond	.35%
Actual		$1,000.00	$1,011.00	$1.75
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,011.50	$1.25
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

CMB-SANN-0819
1.967795.105

Fidelity Flex℠ Funds Fidelity Flex℠ Municipal Income Fund Semi-Annual Report June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five States as of June 30, 2019

% of fund's net assets
Illinois	19.8
Texas	7.8
Pennsylvania	7.2
Ohio	6.4
New Jersey	6.4

Top Five Sectors as of June 30, 2019

% of fund's net assets
Health Care	27.4
General Obligations	18.3
Education	15.0
Transportation	15.0
Electric Utilities	7.0

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	3.9%
AA,A	65.9%
BBB	19.0%
BB and Below	2.2%
Not Rated	3.4%
Short-Term Investments and Net Other Assets	5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.3%
	Principal Amount	Value
Alabama - 0.9%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	120,664
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$100,000	$117,621
5% 4/1/26	100,000	120,214
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	900,000	901,223

TOTAL ALABAMA		1,259,722

Alaska - 0.0%
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/23 (b)	30,000	31,253
Arizona - 2.8%
Arizona Board of Regents Arizona State Univ. Rev. Series 2012 A, 5% 7/1/32 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,062
Arizona Ctfs. of Prtn. Series 2019 A, 5% 10/1/24 (c)	80,000	94,305
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/21	25,000	26,318
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	515,435
5% 5/1/29	290,000	338,856
5% 5/1/33	565,000	652,163
Arizona State Lottery Rev. Series 2019, 5% 7/1/23 (c)	415,000	468,539
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)	65,000	66,852
Series 2007, 2.7%, tender 8/14/23 (a)(b)	600,000	620,106
Series 2019, 5%, tender 6/3/24 (a)(b)	650,000	745,778
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	10,644
5% 7/1/48	10,000	10,497
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016, 6% 1/1/48 (d)	200,000	208,946
Tempe Indl. Dev. Auth. Rev. (Mirabella At ASU, Inc. Proj.) Series 2017 A, 6.125% 10/1/52 (d)	190,000	214,128
Univ. of Arizona Univ. Revs. Series 2015 A, 5% 6/1/22	10,000	11,056

TOTAL ARIZONA		3,994,685

Arkansas - 0.5%
Arkansas Dev. Auth. Indl. Dev. Rev. (Big River Steel Proj.) Series 2019, 4.5% 9/1/49 (b)(d)	665,000	690,257
California - 1.8%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	91,324
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A, 5% 12/31/47 (b)	500,000	582,150
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (b)	1,000,000	1,193,960
Series 2019 B, 5% 5/1/49	45,000	54,724
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	221,166
Series 2017 B:
5% 7/1/29	115,000	137,717
5% 7/1/30	230,000	272,847

TOTAL CALIFORNIA		2,553,888

Colorado - 1.7%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	46,317
5% 10/1/43	50,000	57,396
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	37,491
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	380,000	363,253
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (a)	275,000	335,550
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	85,000	93,618
Series 2019 H, 4.25% 11/1/49 (c)	45,000	49,500
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (b)	25,000	28,565
5% 11/15/26 (b)	50,000	61,048
Series 2018 A, 5% 12/1/34 (b)	1,125,000	1,448,190

TOTAL COLORADO		2,520,928

Connecticut - 3.4%
Connecticut Arpt. Auth. Customer Facility Charge Rev. (Ground Trans. Ctr. Proj.) Series 2019 A, 4% 7/1/49 (b)	90,000	96,047
Connecticut Gen. Oblig.:
Series 2014 H, 5% 11/15/21	295,000	319,447
Series 2016 B:
5% 5/15/25	220,000	259,871
5% 5/15/26	125,000	150,386
Series 2018 F:
5% 9/15/24	100,000	116,500
5% 9/15/25	100,000	119,004
Series 2019 A, 5% 4/15/26	115,000	138,114
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 4% 7/1/19	100,000	100,000
Series 2019 A:
4% 7/1/20 (d)	220,000	222,578
5% 7/1/49 (d)	130,000	137,777
Series 2019 Q-1:
5% 11/1/25	90,000	107,229
5% 11/1/26	95,000	115,612
Series A, 5% 7/1/26	105,000	111,849
Series F, 5% 7/1/21 (Escrowed to Maturity)	2,215,000	2,366,528
Series K3, 5% 7/1/43	215,000	245,218
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2012 A, 5% 1/1/24	80,000	89,295
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	85,000	92,935
Series 2019 A, 5% 11/1/25	140,000	166,708

TOTAL CONNECTICUT		4,955,098

District Of Columbia - 1.5%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/31 (c)	185,000	229,805
5% 10/1/44 (c)	1,000,000	1,198,120
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (b)	60,000	64,666
5% 10/1/23 (b)	65,000	70,054
5% 10/1/24 (b)	60,000	64,666
5% 10/1/25 (b)	80,000	86,221
Series 2019 A, 5% 10/1/25 (b)(c)	70,000	83,654
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/23	100,000	114,507
5% 10/1/24	100,000	117,558
5% 10/1/25	100,000	120,369

TOTAL DISTRICT OF COLUMBIA		2,149,620

Florida - 4.4%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	287,747
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	250,000	270,135
Series 2015 C, 5% 10/1/24 (b)	45,000	52,333
Series 2017, 5% 10/1/42 (b)	1,365,000	1,597,541
Broward County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/23	50,000	56,938
Florida Higher Edl. Facilities Fing. Auth. (St. Leo Univ. Proj.) Series 2019, 5% 3/1/24	390,000	437,588
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/31 (b)	125,000	150,029
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 D, 5% 10/1/20	1,480,000	1,540,547
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (b)	25,000	26,749
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	789,754
Miami-Dade County Aviation Rev.:
Series 2015 A, 5% 10/1/27 (b)	200,000	236,794
Series 2017 B, 5% 10/1/40 (b)	105,000	122,794
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	453,839
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2014 A, 5%, tender 5/1/24 (a)	100,000	114,841
Series 2015 D, 5% 2/1/26	10,000	12,020
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	122,327
5% 8/15/42	5,000	5,829
Tampa Hosp. Rev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/29	25,000	29,546

TOTAL FLORIDA		6,307,351

Georgia - 3.2%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	1,140,000	1,141,436
2.25%, tender 5/25/23 (a)	315,000	317,766
Series 2013 1st, 2.925%, tender 3/12/24 (a)	330,000	341,864
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	40,000	43,786
5% 6/15/52	145,000	174,798
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2018 A, 5% 1/1/22	375,000	405,788
Series HH, 5% 1/1/22	425,000	460,330
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	5,155
5% 8/1/39	5,000	5,567
5% 8/1/43	5,000	5,674
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	500,000	546,265
Series 2019 B, 4%, tender 12/2/24 (a)	505,000	560,202
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	201,844
Private Colleges & Univs. Auth. Rev. Series A:
4% 6/1/20	15,000	15,347
4% 6/1/21	120,000	125,684
5% 6/1/22	80,000	87,914
5% 6/1/23	80,000	90,327
5% 6/1/24	130,000	150,461

TOTAL GEORGIA		4,680,208

Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/33 (b)	125,000	151,668
Honolulu City & County Gen. Oblig. Series 2017 A, 5% 9/1/33	5,000	6,115

TOTAL HAWAII		157,783

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	25,000	27,293
Illinois - 19.4%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	42,229
Series 2011 A, 5% 12/1/41	50,000	51,620
Series 2012 A, 5% 12/1/42	500,000	521,445
Series 2018 A:
5% 12/1/29	350,000	399,529
5% 12/1/31	150,000	169,221
Series 2018 C, 5% 12/1/46	200,000	218,674
Chicago Midway Arpt. Rev.:
Series 2014 B, 5% 1/1/26	100,000	114,647
Series 2016 B:
4% 1/1/35	200,000	216,122
5% 1/1/46	2,000,000	2,282,880
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/23 (b)	70,000	77,729
Series 2017 B, 5% 1/1/37	50,000	58,676
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (b)	50,000	57,866
5% 7/1/48 (b)	400,000	458,924
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	100,000	101,237
Series 2011 A, 5.25% 11/15/23	50,000	53,777
Series 2016 A:
5% 11/15/23	10,000	11,262
5% 11/15/31	500,000	569,560
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	100,000	117,954
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/26	200,000	240,748
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/30	615,000	729,796
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	12,049
Series 2016, 5% 10/1/29	30,000	35,985
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	802,058
5% 5/15/43	790,000	921,045
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	17,630
Bonds Series E, 2.25%, tender 4/29/22 (a)	3,695,000	3,752,309
Series 2011 IL:
4% 12/1/20	100,000	103,655
5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	5,000	5,423
Series 2012 A, 5% 5/15/41	695,000	739,709
Series 2013:
4% 5/15/33	90,000	92,655
5% 11/15/24	65,000	71,840
Series 2014, 5% 8/1/38	10,000	11,138
Series 2015 A:
5% 11/15/20	760,000	796,016
5% 11/15/23	10,000	11,403
5% 11/15/25	150,000	178,368
5% 11/15/45	300,000	333,135
Series 2015 C:
4.125% 8/15/37	60,000	62,145
5% 8/15/26	35,000	40,578
Series 2016 A:
5% 8/15/24	65,000	73,797
5% 7/1/31	30,000	35,026
5% 7/1/33	10,000	11,565
5% 7/1/36	45,000	51,442
Series 2016 B, 5% 8/15/35	250,000	293,100
Series 2016 C, 5% 2/15/34	50,000	59,353
Series 2016:
4% 2/15/41	40,000	43,266
5% 12/1/23	155,000	175,823
5% 5/15/29	10,000	11,788
5% 12/1/29	620,000	725,952
5% 12/1/33	485,000	555,010
5% 12/1/40	85,000	95,611
5% 12/1/46	95,000	106,327
Series 2017 A, 5% 7/15/42	1,000,000	1,170,070
Series 2018 A:
4.25% 1/1/44	55,000	58,276
5% 1/1/38	225,000	258,269
5% 1/1/44	340,000	386,420
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	100,000	111,609
Series 2013, 5% 7/1/23	10,000	11,035
Series 2016:
5% 2/1/21	30,000	31,436
5% 2/1/26	400,000	454,664
5% 2/1/27	1,000,000	1,147,910
5% 11/1/29	1,400,000	1,581,650
Series 2017 D:
5% 11/1/21	900,000	962,658
5% 11/1/24	730,000	824,374
5% 11/1/27	250,000	289,395
Series 2017, 4% 2/1/24	15,000	15,846
Series 2019 B:
5% 9/1/21	105,000	111,803
5% 9/1/22	100,000	108,982
5% 9/1/23	105,000	116,273
5% 9/1/24	105,000	118,222
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	235,000	262,439
Series 2014 C, 5% 1/1/38	85,000	96,156
Series 2019 A, 5% 1/1/44 (c)	1,000,000	1,194,530
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	100,000	96,241
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (FSA Insured)	315,000	278,892
Series 2011, 5.5% 2/1/22	100,000	109,334
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	610,000	255,871
0% 6/15/47 (FSA Insured)	155,000	54,562
Series 1994 A, 0% 6/15/25	25,000	21,484
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	935,448
Series 2012 B, 5% 6/15/23	10,000	10,721
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	105,000	113,184
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	17,395
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	123,231

TOTAL ILLINOIS		28,047,477

Indiana - 1.5%
Indiana Fin. Auth. Rev.:
Series 2012, 5% 3/1/23	35,000	38,116
Series 2016:
5% 9/1/24	20,000	23,268
5% 9/1/30	50,000	59,314
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	65,000	65,913
Indianapolis Local Pub. Impt. (Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	1,000,000	1,201,300
Whiting Envir. Facilities Rev. Bonds (BA Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(b)	690,000	819,561

TOTAL INDIANA		2,207,472

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	25,000	27,488
5% 5/15/48	55,000	60,242

TOTAL IOWA		87,730

Kentucky - 1.9%
Ashland Med. Ctr. Rev. (King's Daugthers Med. Ctr. Proj.) Series 2010 B, 4.5% 2/1/25	25,000	25,299
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	100,000	102,182
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	205,837
(Proj. No. 119) Series 2018:
5% 5/1/26	60,000	71,448
5% 5/1/29	85,000	103,471
5% 5/1/32	20,000	24,246
5% 5/1/33	15,000	18,129
5% 5/1/34	20,000	24,081
5% 5/1/35	10,000	11,850
5% 5/1/36	10,000	11,813
5% 5/1/38	1,000,000	1,171,320
Louisville & Jefferson County Series 2016 A, 5% 10/1/32	70,000	81,914
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (b)	65,000	74,816
Louisville/Jefferson County Metropolitan Gov.:
Series 2012 A:
5% 12/1/28	25,000	27,189
5% 12/1/29	95,000	103,193
Series 2012, 5% 12/1/35	125,000	133,716
Pikeville Hosp. Rev. Series 2011:
6% 3/1/20	25,000	25,659
6% 3/1/22	240,000	255,000
6% 3/1/22 (Pre-Refunded to 3/1/21 @ 100)	75,000	80,705
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	200,000	203,750

TOTAL KENTUCKY		2,755,618

Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	18,136
Series 2017 A, 5% 12/15/32	165,000	199,709

TOTAL LOUISIANA		217,845

Maine - 0.8%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	65,000	69,532
(Univ. of New England) Series 2017 A, 4% 7/1/22	20,000	21,431
Series 2013, 5% 7/1/25	40,000	44,030
Series 2014, 5% 7/1/30	585,000	667,064
Series 2016 A:
4% 7/1/41	25,000	25,707
4% 7/1/46	5,000	5,130
5% 7/1/46	125,000	137,884
Series 2017 B, 5% 7/1/29	10,000	12,089
Series 2018, 5% 7/1/48	135,000	162,159

TOTAL MAINE		1,145,026

Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	150,000	173,852
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	125,000	136,596

TOTAL MARYLAND		310,448

Massachusetts - 2.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	300,000	335,511
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp. MA. Proj.) Series 2017, 5% 7/1/47	100,000	109,574
(Lawrence Gen. Hosp.):
Series 2014 A, 5.25% 7/1/34	40,000	44,171
Series 2017:
5% 7/1/19	100,000	100,000
5% 7/1/20	100,000	102,647
5% 7/1/21	100,000	105,170
Series 2016 A, 5% 1/1/31	40,000	46,962
Series 2016 I:
5% 7/1/30	195,000	228,665
5% 7/1/41	140,000	158,782
Series 2017 A, 5% 1/1/37	1,050,000	1,227,744
Series 2019, 5% 7/1/27	440,000	533,359
Massachusetts Health & Edl. Facilities Auth. Rev. (Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	510,000	527,672
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/40 (b)	500,000	603,640

TOTAL MASSACHUSETTS		4,123,897

Michigan - 1.5%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	40,000	44,399
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	180,000	221,414
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	238,106
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	120,924
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	59,683
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	683,105
Series 2016:
5% 11/15/26	160,000	195,229
5% 11/15/41	30,000	34,674
Series 2019 A:
4% 11/15/50	95,000	102,658
5% 11/15/48	55,000	65,370
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/32	10,000	12,190
Wayne County Arpt. Auth. Rev.:
Series 2011 A, 5% 12/1/19 (b)	100,000	101,416
Series 2017 A, 5% 12/1/29	45,000	55,993
Series 2017 B, 5% 12/1/42 (b)	150,000	175,998
Series 2018 D, 5% 12/1/29 (b)	85,000	106,111

TOTAL MICHIGAN		2,217,270

Minnesota - 1.2%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	253,860
5% 2/15/58	270,000	306,887
Maple Grove Health Care Sys. Rev. ( North Memorial Med. Ctr., Proj.) Series 2015, 4% 9/1/21	25,000	26,049
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	500,000	599,680
5% 10/1/45	30,000	34,435
White Bear Lake Minn Rev. (YMCA of Greater Twin Cities Proj.) Series 2018, 5% 6/1/22	490,000	536,413

TOTAL MINNESOTA		1,757,324

Missouri - 1.8%
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	475,000	554,762
Series 2018 A, 5% 11/15/43	1,000,000	1,171,320
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50 (c)	25,000	27,424
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (FSA Insured)	570,000	707,450
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5% 9/1/38	30,000	33,432
5.125% 9/1/48	55,000	61,246

TOTAL MISSOURI		2,555,634

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50 (c)	15,000	16,628
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	35,114

TOTAL MONTANA		51,742

Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (b)	70,000	75,371
Nevada - 0.7%
Clark County School District Series 2017 A, 5% 6/15/25	400,000	474,612
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 A, 4% 4/1/49	490,000	535,746

TOTAL NEVADA		1,010,358

New Hampshire - 0.8%
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/23	200,000	226,336
5% 8/1/26	105,000	126,860
5% 8/1/37	100,000	118,692
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	560,000	584,724
(Southern NH Med. Ctr. Proj.) Series 2016, 3% 10/1/21	50,000	51,384
Series 2016, 5% 10/1/22	85,000	93,837

TOTAL NEW HAMPSHIRE		1,201,833

New Jersey - 6.4%
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/23	25,000	28,166
Series 2013 NN, 5% 3/1/29	1,000,000	1,087,100
Series 2013:
5% 3/1/23	25,000	27,648
5% 3/1/24	70,000	77,264
Series 2014 PP, 5% 6/15/26	280,000	313,628
Series 2015 XX, 5% 6/15/23	200,000	222,724
Series 2017 DDD, 5% 6/15/30	1,000,000	1,160,520
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016:
4% 7/1/48	100,000	104,658
5% 7/1/41	65,000	73,063
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011-1, 5.5% 12/1/21 (b)	80,000	87,038
Series 2017 1A, 5% 12/1/26 (b)	280,000	334,648
Series 2018 B:
5% 12/1/25 (b)	500,000	588,185
5% 12/1/26 (b)	315,000	376,479
5% 12/1/27 (b)	850,000	1,029,393
Series 2018 C, 4% 12/1/48 (b)	35,000	36,635
Series 2019 A, 5% 12/1/20	1,200,000	1,260,912
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/46	300,000	338,379
5.25% 6/15/43	700,000	806,365
Series 2003 B, 5.25% 12/15/19	250,000	254,143
Series 2009 A, 0% 12/15/36	160,000	86,574
Series 2010 A, 0% 12/15/27	250,000	194,918
Series 2014 AA, 5% 6/15/25	100,000	112,856
Series 2016 A, 5% 6/15/27	160,000	189,629
Series 2018 A:
5% 12/15/32	100,000	117,227
5% 12/15/33	165,000	192,586
5% 12/15/35	100,000	115,511

TOTAL NEW JERSEY		9,216,249

New Mexico - 0.2%
New Mexico Mtg. Fin. Auth. Series 2019 C, 4% 7/1/50	225,000	245,624
New York - 1.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	475,092
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,443
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	109,924
New York City Gen. Oblig. Series 2018 A, 5% 8/1/24	100,000	117,872
New York City Transitional Fin. Auth. Rev. Series 2016 E, 5% 2/1/37	1,000,000	1,176,260
New York Dorm. Auth. Personal Income Tax Rev. (New York State Pit Proj.) Series 2012 D, 5% 2/15/22 (Escrowed to Maturity)	10,000	10,971
New York Metropolitan Trans. Auth. Rev. Series 2016 A, 5% 11/15/31	100,000	118,710
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	343,268
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (b)	220,000	254,800

TOTAL NEW YORK		2,612,340

North Carolina - 0.5%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 5% 6/1/40	160,000	196,566
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	175,000	176,897
Series 2019 C, 2.55%, tender 6/1/26 (a)	300,000	306,450

TOTAL NORTH CAROLINA		679,913

Ohio - 6.4%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	425,000	489,864
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	10,000	11,862
5% 8/1/26	290,000	350,804
5% 8/1/27	10,000	12,297
5% 8/1/28	10,000	12,408
5% 8/1/29	10,000	12,318
5% 8/1/30	10,000	12,213
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	10,000	10,960
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	206,668
American Muni. Pwr., Inc. Rev.:
Bonds (Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	500,000	504,820
Series 2017 A, 5% 2/15/21	30,000	31,738
Cleveland Arpt. Sys. Rev. 5% 1/1/25 (FSA Insured)	145,000	170,265
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	510,000	546,368
Columbus Gen. Oblig. Series 2016 2, 5% 7/1/25	485,000	584,648
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	110,000	116,041
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	2,900,000	3,199,599
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (a)	255,000	296,731
Series 2019, 5% 2/1/25	160,000	187,312
Lucas County Hosp. Rev. Series 2011, 5% 11/15/23 (Pre-Refunded to 11/15/21 @ 100)	20,000	21,687
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
4% 2/15/23	315,000	333,418
5% 2/15/44	100,000	106,607
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50 (c)	20,000	22,403
Steubenville Hosp. Rev. (Trinity Health Proj.) Series 2010, 4.125% 10/1/21 (Pre-Refunded to 2/1/20 @ 100)	15,000	15,235
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/20	645,000	665,765
5% 6/1/21	865,000	922,574
5% 6/1/22	330,000	362,746
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012, 5% 12/1/32	15,000	15,851

TOTAL OHIO		9,223,202

Oklahoma - 0.7%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (b)	200,000	233,380
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/23	200,000	222,764
5.5% 8/15/57	515,000	609,806

TOTAL OKLAHOMA		1,065,950

Oregon - 0.6%
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	830,000	852,974
Pennsylvania - 7.2%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/22	185,000	204,388
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A, 5% 11/15/46	2,250,000	2,538,023
Series 2018 A:
5% 11/15/22	100,000	111,008
5% 11/15/25	100,000	118,450
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28 (c)	305,000	371,911
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	20,000	21,788
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	42,595
5% 7/15/36	500,000	588,825
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	70,198
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	95,000	95,080
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019:
4% 9/1/44	185,000	197,537
4% 9/1/49	190,000	201,556
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	204,844
Series 2016 A, 5% 8/15/46	50,000	56,957
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/23	250,000	281,778
5% 7/1/24	300,000	346,860
5% 7/1/25	300,000	353,883
5% 7/1/26	455,000	548,521
5% 7/1/27	500,000	611,855
5% 7/1/34	450,000	539,127
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	576,420
Series 2017, 5% 5/1/35	10,000	11,814
Series 2018 A, 5% 2/15/48	100,000	120,280
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/21	100,000	107,213
Philadelphia Gen. Oblig.:
Series 2014 A, 5.25% 7/15/27	275,000	314,914
Series 2019 A, 5% 8/1/26	220,000	268,413
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	59,130
Series 2018 B, 5% 9/1/43	50,000	58,341
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured) (c)	70,000	84,071
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	52,890
Series 2019 A:
4% 6/1/44	50,000	54,800
4% 6/1/49	115,000	125,234
5% 6/1/25	200,000	237,842
5% 6/1/44	85,000	102,233
5% 6/1/49	135,000	161,360
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	185,000	210,745
5% 8/1/48	310,000	351,831

TOTAL PENNSYLVANIA		10,402,715

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/21	25,000	26,457
5% 5/15/39	50,000	56,455
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	50,000	54,682
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 5% 12/1/23 (b)	625,000	705,563

TOTAL RHODE ISLAND		843,157

South Carolina - 2.9%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	477,974
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50 (c)	70,000	77,258
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	180,000	201,512
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B, 5% 1/1/21 (Pre-Refunded to 7/1/20 @ 100)	5,000	5,183
Series 2014 A:
5% 12/1/49	440,000	486,627
5.5% 12/1/54	140,000	157,763
Series 2014 C, 5% 12/1/46	20,000	22,364
Series 2015 A, 5% 12/1/50	75,000	84,355
Series 2015 E, 5.25% 12/1/55	25,000	28,647
Series 2016 A:
5% 12/1/26	140,000	168,808
5% 12/1/29	500,000	595,655
5% 12/1/33	15,000	17,568
5% 12/1/38	75,000	86,699
Series 2016 B:
5% 12/1/31	105,000	125,197
5% 12/1/35	120,000	141,046
5% 12/1/41	175,000	203,042
Series A, 5% 12/1/23	145,000	165,406
Series B, 5% 12/1/24	480,000	561,178
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	31,546
4% 4/15/48	20,000	20,925
5% 4/15/48	415,000	473,635

TOTAL SOUTH CAROLINA		4,132,388

Tennessee - 2.2%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	700,000	724,018
5% 7/1/23	15,000	16,876
5% 7/1/24	20,000	22,551
5% 7/1/25	20,000	22,509
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (b)	450,000	540,531
5% 7/1/38 (b)	1,000,000	1,185,920
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	460,000	493,102
Series 2018, 4%, tender 11/1/49	180,000	198,346

TOTAL TENNESSEE		3,203,853

Texas - 7.8%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	50,000	52,220
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	239,274
5% 8/1/26	200,000	244,760
Austin-Bergstrom Landhost Ente Series 2017, 5% 10/1/22	115,000	126,765
Dallas Fort Worth Int'l. Arpt. Rev. Series 2014 B, 5% 11/1/22 (b)	115,000	127,720
Dallas Independent School District Series 2016 A, 4% 2/15/29	500,000	558,995
Fort Bend Independent School District Bonds Series 2019 A, 1.95%, tender 8/1/22 (a)	400,000	404,916
Grand Parkway Trans. Corp.:
Series 2013 B, 5.25% 10/1/51	30,000	33,623
Series 2018 A, 5% 10/1/43	450,000	535,815
Houston Arpt. Sys. Rev.:
Series 2012 A, 5% 7/1/23 (b)	85,000	93,589
Series 2018 A, 5% 7/1/41 (b)	1,000,000	1,181,760
Series 2018 C, 5% 7/1/30 (b)	120,000	147,143
Houston Gen. Oblig. Series 2017 A:
5% 3/1/25	500,000	592,945
5% 3/1/32	25,000	30,150
Houston Util. Sys. Rev. Series 2016 B, 5% 11/15/34	5,000	5,964
Love Field Arpt. Modernization Rev. Series 2017, 5% 11/1/31 (b)	25,000	29,562
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2011 B, 5% 5/15/22	300,000	319,941
Series 2019, 5% 5/15/38	215,000	255,915
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	12,433
5% 8/15/47	10,000	11,696
North Central Texas Health Facilities Dev. Corp. (Childrens Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	100,000	111,209
Prosper Independent School District Series 2019, 5% 2/15/44	100,000	122,050
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	6,039
San Antonio Gen. Oblig. Series 2018, 5% 8/1/37	40,000	49,064
San Antonio Wtr. Sys. Rev. Series 2018 A, 5% 5/15/33	5,000	6,177
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	60,000	64,420
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	2,335,000	2,701,058
Series 2017 A, 5% 2/15/24	265,000	306,189
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	130,000	130,099
Texas Gen. Oblig.:
Bonds:
Series 2019 C2, 1.85%, tender 8/1/22 (a)	75,000	75,183
Series 2019 E2, 2.25%, tender 8/1/22 (a)	330,000	332,709
Series 2017 B, 5% 10/1/36	100,000	121,262
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/28	200,000	252,258
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	97,250
Univ. of Houston Univ. Revs. Series 2017 A, 5% 2/15/30	690,000	823,391
Univ. of North Texas Univ. Rev. Series 2018 A, 5% 4/15/44	450,000	536,333
Waco Gen. Oblig. Series 2015, 5% 2/1/25	500,000	577,095

TOTAL TEXAS		11,316,972

Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/24 (b)	10,000	11,557
Series 2018 A:
5% 7/1/33 (b)	175,000	211,703
5.25% 7/1/48 (b)	130,000	155,745

TOTAL UTAH		379,005

Vermont - 0.5%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/25 (b)	635,000	737,051
Virginia - 1.3%
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A:
5% 9/1/23	360,000	404,438
5% 9/1/24	315,000	361,425
5% 9/1/27	875,000	1,054,830
Winchester Econ. Dev. Auth. (Valley Health Proj.) Series 2015, 5% 1/1/22	50,000	54,311

TOTAL VIRGINIA		1,875,004

Washington - 0.7%
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	12,135
Port of Seattle Rev. Series 2015 C, 5% 4/1/24 (b)	50,000	57,648
Washington Gen. Oblig. Series 2013 A, 5% 7/1/23	5,000	5,546
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,019
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,929
5% 7/1/30	5,000	6,139
5% 7/1/31	10,000	12,180
5% 7/1/42	100,000	116,366
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	640,299
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (d)	100,000	107,865

TOTAL WASHINGTON		969,126

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/32	50,000	60,274
Wisconsin - 1.0%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	155,000	182,990
Pub. Fin. Auth. Rev.:
(Denver Great Hall LLC. Proj.) Series 2017:
5% 9/30/37 (b)	250,000	290,520
5% 9/30/49 (b)	235,000	267,226
(Denver Int. Arpt. Great Hall Proj.) Series 2017, 5% 9/30/24 (b)	260,000	297,684
Pub. Fin. Auth. Wis Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	182,450
5.25% 10/1/48	160,000	181,746
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	15,000	16,445
5% 10/1/48 (d)	15,000	16,400
5% 10/1/53 (d)	30,000	32,713

TOTAL WISCONSIN		1,468,174

TOTAL MUNICIPAL BONDS
(Cost $130,910,656)		136,377,102

Municipal Notes - 0.7%
Illinois - 0.4%
Chicago Board of Ed. TAN Series 2018 G, 2% 10/1/19	600,000	$600,077
Wisconsin - 0.3%
Deforest Area School District BAN Series 2019, 3% 12/18/19	200,000	200,355
Milton School District BAN Series 2019, 5% 8/19/19	200,000	200,945

TOTAL WISCONSIN		401,300

TOTAL MUNICIPAL NOTES
(Cost $1,001,295)		1,001,377
	Shares	Value

Money Market Funds - 5.7%
Fidelity Municipal Cash Central Fund 2.00% (e)(f)
(Cost $8,249,999)	8,249,175	8,249,971
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $140,161,950)		145,628,450
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(1,027,747)
NET ASSETS - 100%		$144,600,703

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,647,109 or 1.1% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$101,556
Total	$101,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$137,378,479	$--	$137,378,479	$--
Money Market Funds	8,249,971	8,249,971	--	--
Total Investments in Securities:	$145,628,450	$8,249,971	$137,378,479	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	27.4%
General Obligations	18.3%
Education	15.0%
Transportation	15.0%
Electric Utilities	7.0%
Money Market Funds	5.7%
Others* (Individually Less Than 5%)	11.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $131,911,951)	$137,378,479
Fidelity Central Funds (cost $8,249,999)	8,249,971
Total Investment in Securities (cost $140,161,950)		$145,628,450
Cash		60,759
Receivable for investments sold		1,214,050
Receivable for fund shares sold		600,074
Interest receivable		1,399,557
Distributions receivable from Fidelity Central Funds		16,143
Other receivables		663
Total assets		148,919,696
Liabilities
Payable for investments purchased
Regular delivery	$27,282
Delayed delivery	3,883,329
Payable for fund shares redeemed	80,529
Distributions payable	327,853
Total liabilities		4,318,993
Net Assets		$144,600,703
Net Assets consist of:
Paid in capital		$139,000,120
Total distributable earnings (loss)		5,600,583
Net Assets, for 14,076,671 shares outstanding		$144,600,703
Net Asset Value, offering price and redemption price per share ($144,600,703 ÷ 14,076,671 shares)		$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$1,714,739
Income from Fidelity Central Funds		101,556
Total income		1,816,295
Expenses
Independent trustees' fees and expenses	$224
Commitment fees	165
Total expenses		389
Net investment income (loss)		1,815,906
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	418,751
Total net realized gain (loss)		418,751
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,971,329
Fidelity Central Funds	(10)
Total change in net unrealized appreciation (depreciation)		4,971,319
Net gain (loss)		5,390,070
Net increase (decrease) in net assets resulting from operations		$7,205,976

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,815,906	$2,096,924
Net realized gain (loss)	418,751	(282,724)
Change in net unrealized appreciation (depreciation)	4,971,319	454,804
Net increase (decrease) in net assets resulting from operations	7,205,976	2,269,004
Distributions to shareholders	(1,815,327)	(2,096,254)
Share transactions
Proceeds from sales of shares	51,852,661	146,892,882
Reinvestment of distributions	89	71,016
Cost of shares redeemed	(23,322,406)	(46,585,236)
Net increase (decrease) in net assets resulting from share transactions	28,530,344	100,378,662
Total increase (decrease) in net assets	33,920,993	100,551,412
Net Assets
Beginning of period	110,679,710	10,128,298
End of period	$144,600,703	$110,679,710
Other Information
Shares
Sold	5,162,627	14,973,498
Issued in reinvestment of distributions	9	7,225
Redeemed	(2,319,947)	(4,755,849)
Net increase (decrease)	2,842,689	10,224,874

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.143	.261	.040
Net realized and unrealized gain (loss)	.420	(.193)C	.041
Total from investment operations	.563	.068	.081
Distributions from net investment income	(.143)	(.258)	(.040)
Distributions from net realized gain	–	–	(.001)
Total distributions	(.143)	(.258)	(.041)
Net asset value, end of period	$10.27	$9.85	$10.04
Total ReturnD	5.75%	.71%	.81%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	2.87%H	2.69%	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$144,601	$110,680	$10,128
Portfolio turnover rateI	30%H	73%	35%J

 A For the period October 12, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,467,416
Gross unrealized depreciation	(12)
Net unrealized appreciation (depreciation)	$5,467,404
Tax cost	$140,161,046

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(270,486)
Long-term	(14,582)
Total capital loss carryforward	$(285,068)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $47,038,132 and $17,086,035, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $165 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	- %-C	$1,000.00	$1,057.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

XLI-SANN-0819
1.9884857.101

Fidelity Flex℠ Funds Fidelity Flex℠ Conservative Income Municipal Bond Fund Semi-Annual Report June 30, 2019

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Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Maturity Diversification as of June 30, 2019

% of fund's investments
1 - 7	23.9
8 - 30	1.1
31 - 60	4.8
61 - 90	1.0
91 - 180	14.1
> 180	55.1

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Top Five States as of June 30, 2019

% of fund's net assets
Illinois	15.4
New Jersey	11.3
Florida	9.1
Michigan	6.3
New York	5.7

Top Five Sectors as of June 30, 2019

% of fund's net assets
General Obligations	21.1
Health Care	16.6
Transportation	14.7
Electric Utilities	13.4
Synthetics	10.1

Quality Diversification (% of fund's net assets)

As of June 30, 2019
AAA	3.3%
AA,A	56.4%
BBB	5.1%
BB and Below	1.4%
Not Rated	1.8%
Short-Term Investments and Net Other Assets	32.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 68.0%
	Principal Amount	Value
Alabama - 1.0%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	450,000	450,612
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2015 A, 5% 1/1/20	100,000	101,762
Arizona State Lottery Rev. Series 2019, 5% 7/1/20 (b)	100,000	102,655
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	50,000	50,087
Maricopa County Rev. Bonds Series 2019 B, SIFMA Municipal Swap Index + 0.380% 2.28%, tender 10/18/22 (a)(d)	200,000	200,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009, 6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	60,000	60,000

TOTAL ARIZONA		514,504

California - 0.6%
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2018 C, 1 month U.S. LIBOR + 0.380% 2.061%, tender 8/1/21 (a)(d)	245,000	244,998
Colorado - 1.4%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-1, 4%, tender 3/1/20 (a)	280,000	281,084
E-470 Pub. Hwy. Auth. Rev.:
Series 2015 A:	$	$
5% 9/1/19	265,000	266,457
5% 9/1/20	50,000	51,922
Series B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,183

TOTAL COLORADO		643,646

Connecticut - 4.1%
Connecticut Gen. Oblig.:
Series 2011, 5% 5/15/22	200,000	212,568
Series 2012 A, SIFMA Municipal Swap Index + 1.250% 3.15% 4/15/20 (a)(d)	100,000	100,759
Series 2014 F, 5% 11/15/20	225,000	236,165
Series 2015 C, SIFMA Municipal Swap Index + 0.900% 2.8% 6/15/21 (a)(d)	100,000	100,751
Series 2016 B, 4% 5/15/20	200,000	204,598
Series A, 5% 2/15/21	75,000	75,201
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 2.185%, tender 7/1/19 (a)(d)	200,000	200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/19	225,000	228,441
Series 2015 B, 5% 8/1/20	245,000	254,477
Series 2016 A, 5% 9/1/21	220,000	236,733

TOTAL CONNECTICUT		1,849,693

District Of Columbia - 0.6%
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C, 5% 10/1/22 (c)	20,000	21,555
Series 2017 A, 5% 10/1/22 (c)	215,000	238,579
Series 2019 A:
5% 10/1/21 (b)(c)	10,000	10,772
5% 10/1/22 (b)(c)	5,000	5,548

TOTAL DISTRICT OF COLUMBIA		276,454

Florida - 6.8%
Broward County Port Facilities Rev. Series 2009 A, 5% 9/1/20	150,000	150,885
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A, 5% 10/1/22	180,000	197,995
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C, 5% 10/1/19	200,000	201,805
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 10/1/20	200,000	208,182
Series 2013 A:
3.5% 10/1/19	200,000	200,899
5% 10/1/20	200,000	208,182
Series 2013 C, 5% 10/1/19	225,000	226,833
Series 2013 D, 5% 10/1/21	200,000	214,676
Series 2014 A, 5% 10/1/19	375,000	378,055
Jea Bulk Pwr. Supply Sys. Rev. Series 2014 A, 3.5% 10/1/19	400,000	402,047
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	150,000	153,144
Orange County Health Facilities Auth.:
Series 2009, 5.25% 10/1/19	240,000	242,326
Series B, 5% 10/1/22 (b)	100,000	111,058
Pasco County School District Sales Tax Rev. Series 2013, 5% 10/1/19	135,000	136,202

TOTAL FLORIDA		3,032,289

Georgia - 3.4%
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series 2012 A, 5% 11/1/20	75,000	78,494
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	225,000	237,344
(Gen. Resolution Projs.) Series 2009 B, 5% 1/1/20	290,000	294,965
(Proj. One) Series 2008 A, 5.25% 1/1/20	75,000	76,377
Series 2009 B, 5% 1/1/20	320,000	325,527
Series 2011 A, 5% 1/1/21	220,000	231,257
Series 2016 A, 5% 1/1/20	160,000	162,740
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Plant Scherer Proj.) Series 2002 1, 2%, tender 6/25/20 (a)	100,000	100,329

TOTAL GEORGIA		1,507,033

Illinois - 14.5%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2011 B, 5% 12/1/19	165,000	167,406
Series 2014 D, 5% 12/1/19	50,000	50,729
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/20 (c)	220,000	223,822
Series 2012 B, 4% 1/1/20 (c)	135,000	136,679
Series 2013 D, 5% 1/1/22	215,000	233,757
Chicago Park District Gen. Oblig.:
Series 2013, 5% 1/1/20	615,000	624,544
Series 2018 E, 5% 11/15/19	170,000	172,129
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	200,000	202,474
Series 2009 D, 5% 11/15/19	205,000	207,613
Series 2011 A, 5% 11/15/19	475,000	481,055
Series 2012 C, 5% 11/15/21	150,000	161,154
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	250,000	249,999
Illinois Fin. Auth. Rev.:
Bonds (Advocate Health Care Network Proj.) Series 2008 A2, 5%, tender 2/12/20 (a)	345,000	352,398
Series 2009, 5% 8/15/20	100,000	103,903
Series 2011 IL, 4% 12/1/20	150,000	155,483
Series 2012 C, 5% 8/15/21	100,000	107,236
Series 2015 A, 5% 11/15/20	110,000	115,381
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	165,000	167,792
Series 2017 B, 5% 11/1/19	250,000	252,700
Series 2018 B, 5% 10/1/20	240,000	249,727
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	170,000	179,039
Illinois Reg'l. Trans. Auth. Series 2016 A, 5% 6/1/21	200,000	213,352
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2014 A:
5% 12/1/20	100,000	104,964
5% 12/1/22	275,000	307,109
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5.25% 6/1/20	200,000	206,520
5.375% 6/1/21	375,000	401,093
Series 2017:
5% 6/1/22	135,000	147,667
5% 6/1/23	240,000	269,429
Univ. of Illinois Rev. Series 1991, 0% 4/1/21	230,000	222,355

TOTAL ILLINOIS		6,467,509

Indiana - 1.7%
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 H, 1.65%, tender 7/1/22 (a)(b)	145,000	145,242
Series 2011 L:
SIFMA Municipal Swap Index + 0.280% 2.45%, tender 5/4/21 (a)(b)(d)	100,000	100,028
2.45%, tender 5/4/21 (a)(b)	100,000	100,028
Series 2015 B, 1.65%, tender 7/2/22 (a)(b)	50,000	50,084
Indiana Fin. Auth. Rev. (Butler Univ. Proj.) Series 2019, 3% 2/1/21 (b)	140,000	143,296
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2015 I, 5% 1/1/23 (c)	205,000	227,415

TOTAL INDIANA		766,093

Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2016, 5% 8/15/19	115,000	115,462
Kansas - 0.5%
Kansas Dev. Fin. Agcy. Series 2009, 5.5% 11/15/22	200,000	203,060
Kentucky - 3.3%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.) Series 2010, 5% 8/1/20	650,000	675,214
(Proj. No. 83) Series 2004, 5% 10/1/19 (AMBAC Insured)	200,000	201,800
Series 2015, 5% 8/1/19	225,000	225,659
Kentucky, Inc. Pub. Energy Series 2018 B, 4% 7/1/21	100,000	104,406
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	250,000	254,688

TOTAL KENTUCKY		1,461,767

Massachusetts - 0.2%
Massachusetts Edl. Fing. Auth. Rev. Series 2010 A, 5.5% 1/1/22	100,000	102,079
Michigan - 6.3%
Detroit Downtown Dev. Auth. Tax Series 1, 5% 7/1/19 (FSA Insured)	130,000	130,000
Grand Traverse County Hosp. Fin. Auth. Series 2011 A, 5% 7/1/20	115,000	118,946
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/20	200,000	209,088
Bonds Series 2016 MI2, SIFMA Municipal Swap Index + 0.480% 2.38%, tender 2/1/22 (a)(d)	200,000	200,298
Series 2010 A, 5% 12/1/19	160,000	162,380
Series 2015 A:
4% 8/1/19	900,000	901,792
5% 5/15/20	125,000	128,851
5% 8/1/22	125,000	138,281
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series F5, 1.9%, tender 4/1/21 (a)	180,000	181,204
Milan Area Schools Series 2019, 5% 5/1/21	170,000	181,084
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt.) Series 2015 G, 5% 12/1/19	200,000	203,025
Series 2011 A, 5% 12/1/19 (c)	260,000	263,682

TOTAL MICHIGAN		2,818,631

Nevada - 0.9%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1, 5% 7/1/20 (c)	200,000	206,620
Series 2017 C, 5% 7/1/21 (c)	200,000	213,804

TOTAL NEVADA		420,424

New Jersey - 9.0%
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/20	10,000	10,214
Series 2015 XX, 5% 6/15/20	245,000	252,512
New Jersey Edl. Facilities Auth. Rev. Series 2012 A, 5% 7/1/19	50,000	50,000
New Jersey Edl. Facility Series 2015 G, 4% 7/1/20	175,000	179,508
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A, 4% 7/1/19	200,000	200,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011 1, 5% 12/1/20 (c)	135,000	141,191
Series 2012 1A, 4% 12/1/19 (c)	210,000	212,006
Series 2013, 4% 12/1/20 (c)	40,000	41,278
Series 2015 1A, 5% 12/1/21 (c)	600,000	645,732
Series 2018 B, 5% 12/1/20 (c)	100,000	104,586
Series 2019 A, 5% 12/1/22	15,000	16,751
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 10/1/22 (c)	100,000	106,013
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/21	100,000	106,063
5% 6/1/23	175,000	195,375
New Jersey Trans. Trust Fund Auth.:
Series 2003 B. 5.25% 12/15/19	90,000	91,492
Series 2014 AA, 5% 6/15/20	200,000	206,171
Series 2016 A, 5% 6/15/20	180,000	185,710
Series 2018 A:
5% 6/15/21	175,000	185,906
5% 6/15/22	210,000	229,513
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/20	250,000	260,020
5% 9/15/21	570,000	610,128

TOTAL NEW JERSEY		4,030,169

New York - 1.1%
New York Metropolitan Trans. Auth. Rev.:
Series 2018 A, 4% 8/15/19	300,000	300,869
Series 2018 C, 5% 9/1/20	175,000	182,163

TOTAL NEW YORK		483,032

Ohio - 0.2%
Franklin County Hosp. Facilities Rev. Bonds (Ohio Health Corp.) Series 2018 B, SIFMA Municipal Swap Index + 0.430% 2.33%, tender 11/15/21 (a)(d)	100,000	100,261
Pennsylvania - 4.0%
Allegheny County Arpt. Auth. Rev. Series 2001, 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	100,000	105,117
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/20	100,000	103,099
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	30,000	30,025
Pennsylvania Gen. Oblig.:
Series 2011, 5% 11/15/20	60,000	63,019
Series 2016, 5% 1/15/22	225,000	245,750
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012, 5% 3/1/20	50,000	51,157
First Series 2012, 5% 4/1/21	125,000	132,873
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 2.25% 12/1/20 (a)(d)	100,000	99,947
SIFMA Municipal Swap Index + 0.430% 2.33% 12/1/21 (a)(d)	200,000	200,060
Series 2018 B, SIFMA Municipal Swap Index + 0.500% 2.4% 12/1/21 (a)(d)	130,000	130,156
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/22 (b)	300,000	332,889
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 2.14% 9/15/21 (a)(d)	300,000	299,475

TOTAL PENNSYLVANIA		1,793,567

Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2015, 5% 11/1/21	200,000	216,068
South Carolina - 0.6%
South Carolina Pub. Svc. Auth. Rev. Series 2012, 5% 12/1/19	275,000	278,756
Tennessee - 0.2%
Jackson Hosp. Rev. Series 2018 A, 5% 4/1/20	100,000	102,490
Texas - 1.6%
Bridgeport Independent School District Series 2010, 4% 8/15/20	340,000	341,108
Lower Colorado River Auth. Rev. Series 2012 B, 5% 5/15/21	245,000	261,496
North Central Texas Health Facilities Dev. Corp. (Children's Med. Ctr. of Dallas Proj.) Series 2012, 5% 8/15/20	100,000	103,960

TOTAL TEXAS		706,564

Virginia - 0.7%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	250,000	251,780
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	25,000	25,078
Series 2009 A, 2.15%, tender 9/1/20 (a)	50,000	50,356

TOTAL VIRGINIA		327,214

Washington - 0.4%
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/20 (c)	45,000	45,936
Series C, 5% 2/1/21 (c)	105,000	110,904

TOTAL WASHINGTON		156,840

West Virginia - 0.9%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	300,000	301,377
Mason Co. Poll. Cont. Rev. (Appalachian Pwr. Co. Proj.) Series 2003 L, 2.75% 10/1/22	100,000	102,282

TOTAL WEST VIRGINIA		403,659

Wisconsin - 2.0%
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 B, 5%, tender 1/26/22 (a)	100,000	108,932
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.35%, tender 7/27/22 (a)(d)	155,000	154,750
Series 2017 A, 5% 4/1/20	150,000	153,917
Wisconsin Health & Edl. Facilities Auth. (Unitypoint Health Proj.) Series 2014 A, 5% 12/1/19	200,000	202,790
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2009 A, 5.5% 12/15/20	250,000	254,595

TOTAL WISCONSIN		874,984

TOTAL MUNICIPAL BONDS
(Cost $30,189,235)		30,347,858

Municipal Notes - 30.2%
Alabama - 0.4%
Birmingham Indl. Dev. Board Solid Waste Rev. (American Cast Iron Pipe Co. Proj.) Series 2000, 2.1% 7/5/19, LOC Bank of America NA, VRDN (a)(c)	180,000	$180,000
California - 0.7%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
El Centro Reg'l. Med. Cen Participating VRDN Series Floaters XF 10 72, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000

TOTAL CALIFORNIA		300,000

Colorado - 3.1%
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 2.1% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	165,000	165,000
Denver City & County Arpt. Rev. Participating VRDN:
Series DBE 8027, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(e)(f)	100,000	100,000
Series Floaters XL 00 90, 2.15% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	1,100,000	1,100,000

TOTAL COLORADO		1,365,000

Connecticut - 0.2%
New Britain Gen. Oblig. BAN Series 2018, 5% 12/19/19	100,000	101,588
District Of Columbia - 0.4%
District of Columbia Rev. Participating VRDN Series Floaters XF 10 78, 2.3% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	185,000	185,000
Florida - 2.3%
Aqua One Cmnty. Dev. District Fla Participating VRDN Series Floaters XF 10 76, 2.25% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Avenir Cmnty. Dev. District Participating VRDN Series Floaters XF 10 74, 2.25% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	120,000	120,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 2.25% 7/5/19 (Liquidity Facility Citibank NA) (a)(c)(e)(f)	200,000	200,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 2.14% 7/4/22, VRDN (a)	200,000	200,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 2% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)	325,000	325,000

TOTAL FLORIDA		1,045,000

Illinois - 0.9%
Illinois Gen. Oblig. Participating VRDN Series Floaters XM 01 86, 2.15% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	400,000	400,000
Kentucky - 0.3%
Glasgow Indl. Bldg. Rev. (Felker Brothers Corp. Proj.) 2.27% 7/3/19, LOC JPMorgan Chase Bank, VRDN (a)(c)	140,000	140,000
Louisiana - 2.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.09% 7/5/19, VRDN (a)	400,000	400,000
Series 2010 B1, 2.05% 7/5/19, VRDN (a)	500,000	500,000

TOTAL LOUISIANA		900,000

Massachusetts - 0.9%
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 2.15% 7/5/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(e)(f)	180,000	180,000
Nahant BAN Series 2019 B, 2.5% 7/9/20 (b)	100,000	100,990
Truro Massachusetts BAN Series 2019, 2.5% 6/19/20	100,000	100,946

TOTAL MASSACHUSETTS		381,936

Minnesota - 0.5%
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 2.2% 8/9/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)(g)	200,000	200,000
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.98% 7/1/19, VRDN (a)(c)	200,000	200,000
Missouri - 0.4%
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters XF 10 84, 2.3% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	100,000	100,000
St Louis Pkg Commn Fin. Corp. (Var-Cupples Garage Proj.) Series A, 2.06% 7/5/19, LOC Bank of America NA, VRDN (a)	100,000	100,000

TOTAL MISSOURI		200,000

Nebraska - 0.4%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 2.13% 7/5/19, VRDN (a)(c)	200,000	200,000
Nevada - 2.2%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 2.1% 7/5/19 (Liquidity Facility Citibank NA) (a)(e)(f)	1,000,000	1,000,000
New Jersey - 2.3%
Borough of Riverdale BAN Series 2018, 3% 9/13/19	100,000	100,268
Chester Township Gen. Oblig. BAN Series 2018, 3% 10/11/19	100,000	100,401
Delran Township BAN Series 2018, 3% 10/25/19	200,000	200,864
East Brunswick Township Gen. Oblig. BAN Series 2019, 3.5% 1/10/20	100,000	101,110
Flemington BAN 3.5% 1/15/20	100,000	101,010
Millstone Township Gen. Oblig. BAN Series 2018, 3% 9/10/19	100,000	100,261
Roselle County of Union BAN Series 2018, 3.5% 12/6/19	100,000	100,858
Vineland Gen. Oblig. BAN Series 2018, 3.5% 11/14/19	200,000	201,427

TOTAL NEW JERSEY		1,006,199

New York - 4.6%
Geneva Hsg. Auth. Rev. Series 2000, 2.4% 7/5/19, VRDN (a)(c)	100,000	100,000
Gloversville School District BAN Series 2018, 3% 10/18/19	500,000	501,982
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 B, 5% 5/15/21	615,000	654,938
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	200,000	200,112
Queensbury Union Free School District BAN Series 2018, 3% 7/12/19	200,000	200,064
Sidney Cent School District BAN Series 2018, 3% 7/10/19	100,000	100,027
Troy Rensselaer County BAN Series B, 3% 8/2/19	300,000	300,343

TOTAL NEW YORK		2,057,466

Ohio - 0.7%
East Clinton Local School District BAN Series 2019, 2.8% 12/3/19	100,000	100,502
Englewood BAN Series 2019, 3% 1/22/20	100,000	100,691
Forest Park Gen. Oblig. BAN Series 2019, 2.5% 5/27/20	100,000	100,769

TOTAL OHIO		301,962

Pennsylvania - 1.4%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 2.13% 7/4/22, VRDN (a)	160,000	160,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 2% 7/5/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)(f)	200,000	200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 2.13% 7/4/22, VRDN (a)	150,000	150,000
Philadelphia Auth. For Indl. Series 2017 B, 2.13% 7/4/22, VRDN (a)	100,000	100,000

TOTAL PENNSYLVANIA		610,000

South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. Series 2018 C, 2.12% 7/4/22, VRDN (a)	300,000	300,000
Texas - 3.8%
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 2.05% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	320,000	320,000
North Texas Tollway Auth. Rev. Participating VRDN Series XM0085, 2.1% 7/5/19 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)	100,000	100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 2.07% 7/1/19, VRDN (a)	165,000	165,000
Series 2004, 2.12% 7/5/19, VRDN (a)(c)	1,000,000	1,000,000
Series 2010 C, 2.06% 7/1/19, VRDN (a)	100,000	100,000

TOTAL TEXAS		1,685,000

Virginia - 1.1%
Henrico County Econ. Dev. Auth. Indl. Dev. Rev. Series 2001, 2.1% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	355,000	355,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.) Series 2001, 1.95% 7/5/19, LOC Wells Fargo Bank NA, VRDN (a)(c)	150,000	150,000

TOTAL VIRGINIA		505,000

Washington - 0.2%
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.25% 8/9/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)(f)(g)	100,000	100,000
Wisconsin - 0.2%
Deforest Area School District BAN Series 2019, 3% 12/18/19	100,000	100,177
TOTAL MUNICIPAL NOTES
(Cost $13,454,923)		13,464,328
	Shares	Value

Money Market Funds - 3.3%
Fidelity Municipal Cash Central Fund 2.00% (h)(i)
(Cost $1,466,995)	1,466,853	1,466,999
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $45,111,153)		45,279,185
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(682,211)
NET ASSETS - 100%		$44,596,974

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) Coupon rates are determined by re-marketing agents based on current market conditions.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $300,000 or 0.7% of net assets.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Shakopee Minn Sr Hsg. Rev. Participating VRDN Series Floaters 001, 2.2% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/10/19	$200,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 2.25% 8/9/19 (Liquidity Facility Barclays Bank PLC)	1/18/19	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$14,730
Total	$14,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$43,812,186	$--	$43,812,186	$--
Money Market Funds	1,466,999	1,466,999	--	--
Total Investments in Securities:	$45,279,185	$1,466,999	$43,812,186	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	21.1%
Health Care	16.6%
Transportation	14.7%
Electric Utilities	13.4%
Synthetics	10.1%
Industrial Development	7.9%
Education	6.2%
Others* (Individually Less Than 5%)	10.0%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $43,644,158)	$43,812,186
Fidelity Central Funds (cost $1,466,995)	1,466,999
Total Investment in Securities (cost $45,111,153)		$45,279,185
Receivable for investments sold		532,000
Receivable for fund shares sold		353,971
Interest receivable		407,345
Distributions receivable from Fidelity Central Funds		1,141
Other receivables		10
Total assets		46,573,652
Liabilities
Payable to custodian bank	$401,266
Payable for investments purchased
Regular delivery	291,830
Delayed delivery	1,197,940
Payable for fund shares redeemed	29,835
Distributions payable	55,807
Total liabilities		1,976,678
Net Assets		$44,596,974
Net Assets consist of:
Paid in capital		$44,425,337
Total distributable earnings (loss)		171,637
Net Assets, for 4,450,251 shares outstanding		$44,596,974
Net Asset Value, offering price and redemption price per share ($44,596,974 ÷ 4,450,251 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2019 (Unaudited)
Investment Income
Interest		$398,882
Income from Fidelity Central Funds		14,730
Total income		413,612
Expenses
Independent trustees' fees and expenses	$72
Commitment fees	54
Total expenses before reductions	126
Expense reductions	(10)
Total expenses after reductions		116
Net investment income (loss)		413,496
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,152
Total net realized gain (loss)		3,152
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	153,654
Fidelity Central Funds	4
Total change in net unrealized appreciation (depreciation)		153,658
Net gain (loss)		156,810
Net increase (decrease) in net assets resulting from operations		$570,306

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2019 (Unaudited)	Year ended December 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$413,496	$498,546
Net realized gain (loss)	3,152	1,219
Change in net unrealized appreciation (depreciation)	153,658	31,816
Net increase (decrease) in net assets resulting from operations	570,306	531,581
Distributions to shareholders	(413,256)	(502,074)
Share transactions
Proceeds from sales of shares	15,658,495	37,244,080
Reinvestment of distributions	104,921	176,879
Cost of shares redeemed	(8,110,730)	(10,683,799)
Net increase (decrease) in net assets resulting from share transactions	7,652,686	26,737,160
Total increase (decrease) in net assets	7,809,736	26,766,667
Net Assets
Beginning of period	36,787,238	10,020,571
End of period	$44,596,974	$36,787,238
Other Information
Shares
Sold	1,565,400	3,734,777
Issued in reinvestment of distributions	10,487	17,730
Redeemed	(810,842)	(1,071,115)
Net increase (decrease)	765,045	2,681,392

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.102	.179	.028
Net realized and unrealized gain (loss)	.040	(.004)C	(.020)
Total from investment operations	.142	.175	.008
Distributions from net investment income	(.102)	(.174)	(.028)
Distributions from net realized gain	–	(.001)	–
Total distributions	(.102)	(.175)	(.028)
Net asset value, end of period	$10.02	$9.98	$9.98
Total ReturnD,E	1.43%	1.77%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductionsH	- %I	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	- %I
Expenses net of all reductionsH	- %I	-%	- %I
Net investment income (loss)	2.06%I	1.81%	1.27%I
Supplemental Data
Net assets, end of period (000 omitted)	$44,597	$36,787	$10,021
Portfolio turnover rateJ	39%I	11%	- %K

 A For the period October 12, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2019

1. Organization.

Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2019 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$171,769
Gross unrealized depreciation	(3,500)
Net unrealized appreciation (depreciation)	$168,269
Tax cost	$45,110,916

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,359,562 and $4,956,264, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $54 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 23% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period-B January 1, 2019 to June 30, 2019
Actual	- %-C	$1,000.00	$1,014.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

XCB-SANN-0819
1.9884864.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 26, 2019